REGISTRATION STATEMENT NO. 333-65942
                                                                       811-08225

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 27

                                  ------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ]  __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS PROTECTED EQUITY PORTFOLIO PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES


This prospectus describes TRAVELERS PROTECTED EQUITY PORTFOLIO, a single premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). Travelers Protected Equity Portfolio is issued as an individual contract.

Your premium ("Purchase Payment") accumulates on a variable basis in the Equity Index Portfolio of the Greenwich Street Series Fund (the "Index Portfolio"). If you have held your Contract for at least 10 years, or if you annuitize your Contract, you may transfer some or all of your Contract Value to the Travelers Money Market Portfolio. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Index Portfolio and/or the Money Market Portfolio.

In addition, we will guarantee that on the Principal Protection Expiration Date (the last day of the tenth Contract Year), your Contract will be worth at least 100% of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than your Purchase Payment, adjusted for withdrawals.

The Contract and/or certain contract features may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE ADEQUACY OF THESE SECURITIES OR THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS


Glossary ..............................................       3   Miscellaneous ContractProvisions................       25
Summary ...............................................       5      Right toReturn...............................       25
Fee Table .............................................       8      Termination...................................      25
Condensed Financial Information .......................      11      Required Reports..............................      25
The Annuity Contract ..................................      11      Suspension of Payments........................      25
   Contract Owner Inquiries ...........................      12   The Separate Accounts............................      25
   Purchase Payments ..................................      12      Performance Information ......................      26
   Accumulation Units .................................      12   Federal Tax Considerations.......................      26
   The Variable Funding Options .......................      12      General Taxation of Annuities.................      26
   Principal Protection Benefit .......................      13      Types of Contracts: Qualified and
   Principal Protection Expiration Date................      14        Non-qualified...............................      27
Charges and Deductions.................................      15      Qualified Annuity Contracts...................      27
   General.............................................      15      Taxation of Qualified Annuity Contracts.......      27
   Contingent Deferred Sales Charge....................      15      Mandatory Distributions for
   Free Withdrawal Allowance...........................      16        Qualified Plans.............................      27
   Principal Protection Fee ...........................      16      Non-qualified Annuity Contracts...............      28
   Administrative Charges .............................      17        Diversification Requirements for
   Mortality and Expense Risk Charge ..................      17          Variable Annuities........................      28
   Variable Liquidity Benefit Charge...................      17        Ownership of the Investments................      28
   Variable Funding Option Expenses....................      17        Taxation of Death Benefit Proceeds..........      29
   Premium Tax.........................................      18      Other Tax Considerations......................      29
   Changes in Taxes Based Upon Premium                                 Treatment of Charges for Optional
     or Value..........................................      18          Benefits..................................      29
Transfers .............................................      18        Penalty Tax for Premature Distribution......      29
Access to Your Money ..................................      18        Puerto Rico Tax Considerations..............      29
   Systematic Withdrawals .............................      18        Non-Resident Aliens.........................      29
Ownership Provisions ..................................      19   Other Information ...............................      30
   Types of Ownership .................................      19      The Insurance Companies ......................      30
     Contract Owner ...................................      19      Financial Statements .........................      30
     Beneficiary ......................................      19      Distribution of Variable Annuity
     Annuitant ........................................      19        Contracts ..................................      30
Death Benefit .........................................      20      Conformity with State and Federal
   Death Proceeds before the Maturity Date.............      20        Laws .......................................      32
   Payment of Proceeds ................................      21      Voting Rights ................................      33
   Death Proceeds after the Maturity Date..............      22      Restrictions on Financial Transactions........      33
The Annuity Period ....................................      22      Legal Proceedings and Opinions ...............      33
   Maturity Date ......................................      22   Appendix A: Condensed Financial
   Allocation of Annuity ..............................      23      Information -- Fund BD III....................     A-1
   Variable Annuity ...................................      23   Appendix B: Condensed Financial
   Fixed Annuity......................................       23      Information -- Fund BD IV.....................     B-1
Payment Options.......................................       24   Appendix C: Contents of the Statement
   Election of Options................................       24      of Additional Information ....................     C-1
   Annuity Options....................................       24
   Variable Liquidity Benefit.........................       24

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      TRAVELERS PROTECTED EQUITY PORTFOLIO

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Your payment is automatically directed to the Index Portfolio.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options through which you receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHAT IS THE PRINCIPAL PROTECTION BENEFIT? With the Principal Protection Benefit, you receive, at the end of ten years, 100% of your Purchase Payment less any reductions for withdrawals and related withdrawal charges, or the Contract Value -- whichever is greater.

After the end of the tenth Contract Year, you may (a) remain in the Contract fully invested in the Index Portfolio without a Principal Protection Benefit;
(b) remain in the Contract and transfer all of your Contract Value to the Money Market Portfolio; (c) remain in the Contract and transfer part of your Contract Value to the Money Market Portfolio while leaving the remainder of your Contract Value in the Index Portfolio without the Principal Protection Benefit, (d) purchase another Protected Equity Portfolio contract with the Principal Protection Benefit, (e) transfer to another annuity contract or (f) withdraw your Contract Value. Unless you inform us in writing of a different investment choice, at the end of the tenth Contract Year, we will transfer your Contract Value to the Money Market Portfolio.

Any partial amounts you withdraw from your Contract (including the withdrawal charge) will reduce the amount of principal guaranteed proportionately. If you make a full withdrawal before the end of the tenth Contract Year, the Principal Protection Benefit is no longer in effect. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) Section 403 (b) Rollovers (TSA rollover);
(4) Section 401 Rollovers; and (5) beneficiary-directed transfers of death proceeds from another contract. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this

Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.

On or after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. For contracts purchased before May 2, 2005, owners and Annuitants under the age of 85 on the Contract Date were eligible.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Index Portfolio). Where state law requires a different right to return period, or the return of the Purchase Payment, we will comply. You bear the investment risk during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccount, the Separate Account uses your Purchase Payment to purchase shares, at your direction, of the underlying mutual fund ("Underlying Fund") that holds securities consistent with its investment policy. The value of your contract will vary depending on market conditions.

Transfers from the Index Portfolio to the Money Market Portfolio are not permitted until the end of the tenth Contract Year. If you should transfer into the Money Market Portfolio at that time, the Separate Account would purchase units of the Money Market Portfolio in the same way units of the Index Portfolio were purchased using your initial Purchase Payment.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $50,000, we also deduct an annual administrative charge of $30. Both funding options also charge for management and other expenses.

The Principal Protection Benefit provides that you will receive 100% of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Expiration Date. There is an annual charge, the Principal Protection Fee, of up to 2.50%. There is no refund of the Principal Protection Fee.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment withdrawn. The maximum percentage is 9%, decreasing to 0% in years ten and later.

If you select the Variable Liquidity Benefit, there is a maximum withdrawal charge of up to 9% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENT AND WITHDRAWALS BE TAXED? Generally, the payment you make to purchase a Qualified Contract is made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, your Purchase Payment is made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, if you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. (Please refer to the Death Benefit section in the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      CONTINGENT DEFERRED SALES CHARGE.................9%(1)
      (AS A PERCENTAGE OF THE PURCHASE PAYMENT WITHDRAWN)

      VARIABLE LIQUIDITY BENEFIT CHARGE................9%(2)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE............$30(3)

------------------------
(1) The contingent deferred sales charge declines to zero after the Purchase Payment has been in the Contract for ten years. The charge is as follows:

      YEARS SINCE PURCHASE PAYMENT MADE             WITHDRAWAL CHARGE
----------------------------------------------- --------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
          0 years                2 years                   9%
          2 years                4 years                   8%
          4 years                5 years                   7%
          5 years                6 years                   6%
          6 years                7 years                   5%
          7 years                8 years                   4%
          8 years                9 years                   3%
          9 years               10 years                   2%
         10+ years                                         0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after ten years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
----------------------------------------------- --------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
          0 years                2 years                    9%
          2 years                4 years                    8%
          4 years                5 years                    7%
          5 years                6 years                    6%
          6 years                7 years                    5%
          7 years                8 years                    4%
          8 years                9 years                    3%
          9 years               10 years                    2%
         10+ years                                          0%

(3) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

       Mortality and Expense Risk Charge...............................    1.25%
       Principal Protection Fee (maximum)..............................    2.50%
       Administrative Expense Charge...................................    0.15%
                                                                         -------
            Total Annual Separate Account Charges......................    3.90%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....               0.34%                          0.42%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                              DISTRIBUTION
                                                 AND/OR                                 CONTRACTUAL FEE      NET TOTAL
                                                SERVICE                  TOTAL ANNUAL       WAIVER            ANNUAL
                              MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                  FEE             FEES       EXPENSES       EXPENSES     REIMBURSEMENT       EXPENSES
------------------          ---------------- -------------- ----------  -------------- ------------------  -----------------
Money Market Portfolio*....      0.32%             --          0.10%         0.42%            --               0.42%(1)(2)

GREENWICH STREET SERIES
FUND
   Equity Index Portfolio
     -- Class I Shares.....      0.31%             --          0.03%         0.34%            --               0.34%

--------------

NOTES

(1) Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
(2) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                              REIMBURSEMENT          OPERATING EXPENSES
        -----------------                                                      ------------------------  ------------------------
        Money Market Portfolio                                                          0.02%                     0.40%

*    The Money Market Portfolio is not available until Contract Year eleven.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                          IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                          ---------------------------------------  ---------------------------------------
FUNDING OPTION                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                          --------  --------  --------  ---------  --------  --------  --------  ---------
Underlying Fund with Maximum Total         1336      2117      2909       4691       436      1317      2209       4491
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1328      2094      2873       4627       428      1294      2173       4427

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Protected Equity Portfolio is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make a Purchase Payment to us and we credit it to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payment accumulates tax-deferred in the Index Portfolio during the first ten years of your Contract, and/or the Money Market Portfolio starting in Contract Year eleven. The Contract Owner assumes the risk of gain or loss according to the performance of each fund. The Contract Value is the amount of Purchase Payment, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. After Contract Year ten, there is no guarantee that at the Maturity Date the Contract Value will exceed the amount of the Purchase Payment made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. For contracts purchased before May 2, 2005, owners and Annuitants under the age of 85 on the Contract Date were eligible.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your Purchase Payment is due and payable before the Contract becomes effective, and must be at least $10,000. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). If your request or other information accompanying the Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    -----------------------------------------   ------------------------------------
Money Market Portfolio*                   Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class I      Seeks investment results that, before       The Travelers Investment
     Shares                               expenses, correspond to the price and       Management Company ("TIMCO")
                                          yield performance of the S&P 500
                                          Index. The Fund normally invests in
                                          equity securities, or other
                                          investments with similar economic
                                          characteristics that are included in
                                          the S&P 500 Index.

----------------
*    The Money Market Portfolio is not available until Contract Year eleven.

PRINCIPAL PROTECTION BENEFIT

When you purchase this Contract, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least 100% of your Purchase Payment, adjusted only for withdrawal reductions, even if the value of your Contract on that date is less than your original Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Benefit, you must hold your contract until the Principal Expiration Date (ten years). A Principal Protection Fee is associated with this feature. (See Charges and Deductions.) You should not purchase this contract if you intend to surrender within ten years.

You may not transfer out of the Index Portfolio before the end of the tenth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to withdrawal charges.

The amounts you withdraw (including the withdrawal charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the initial Purchase Payment allocated to a Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund's Principal Protection amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive ("Up Market") and negative ("Down Market") environment:

                              UP MARKET WITHDRAWAL

 (a) Contract Value                                    (b) Principal Protection Benefit
--------------------------------------------------------------------------------------------------------------------------
Contract Value before withdrawal          $125,000     Principal Protection Benefit before withdrawal          $100,000
Withdrawal                                $ 25,000
                                          --------
Contract Value after withdrawal           $100,000     Partial Surrender Reduction                             $ 20,000
                                                       $100,000 x $25,000=$20,000
                                                                    $125,000
                                                       Principal Protection Benefit after partial
                                                       surrender reduction                                     $ 80,000


            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $80,000

                             DOWN MARKET WITHDRAWAL

 (a) Contract Value                                   (b) Principal Protection Benefit
-------------------------------------------------------------------------------------------------------------------------
Contract Value before withdrawal          $ 80,000    Principal Protection Benefit before withdrawal         $100,000
Withdrawal                                $ 20,000
                                          --------
Contract Value after partial surrender    $ 60,000    Partial Surrender Reduction                            $ 25,000
                                                      $100,000 x $20,000=$25,000
                                                                   $80,000
                                                      Principal Protection Benefit after partial
                                                      surrender reduction                                    $ 75,000

         PRINCIPAL PROTECTION BENEFIT AFTER PARTIAL SURRENDER IS $75,000

PRINCIPAL PROTECTION EXPIRATION DATE

The Company will fulfill its obligations under the Principal Protection Benefit on the Principal Expiration Date (which is the last day of the tenth Contract
Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 100% of your original Purchase Payment adjusted for withdrawal reductions. In addition, unless prior to the Principal Expiration Date, you notify us otherwise by Written Request, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund. If you do not wish to have your money transferred to the Money Market Portfolio, on and after the Principal Protection Expiration Date, you may remain in the Contract and transfer some of your Contract Value to the Index Portfolio, purchase a new Protected Equity Portfolio Contract, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. ONCE THE PRINCIPAL PROTECTION DATE HAS PASSED, UNLESS YOU PURCHASE A NEW CONTRACT, THE PRINCIPAL PROTECTION BENEFIT IS NO LONGER IN EFFECT. Your registered representative will help you with your decision.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contract

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o    the available funding options and related programs

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent and

     o    other costs of doing business.

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for premium taxes.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

We do not deduct a sales charge from the Purchase Payment when it is applied under the Contract. However, a CDSC will be deducted if any or all of the Purchase Payment is withdrawn during the first ten years following the Purchase Payment. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

             YEARS SINCE PURCHASE PAYMENT MADE             WITHDRAWAL CHARGE
       ----------------------------------------------   ------------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years                2 years                    9%
                2 years                4 years                    8%
                4 years                5 years                    7%
                5 years                6 years                    6%
                6 years                7 years                    5%
                7 years                8 years                    4%
                8 years                9 years                    3%
                9 years               10 years                    2%
               10+ years                                          0%

For purposes of the CDSC calculation, withdrawals are deemed to be taken first from:

     (a)  any remaining free withdrawal allowance (as described below) then

     (b)  any portion of the Purchase Payment not previously withdrawn then

     (c)  any contract earnings

Unless you instruct us otherwise, we will deduct the CDSC from the amount requested.

We will not deduct a CDSC:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o    due to a minimum distribution as defined by the Internal Revenue Code

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to unaffiliated carriers or financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

PRINCIPAL PROTECTION FEE

When you purchase this Contract, you are purchasing a guarantee on your investment. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the tenth Contract Year), your Contract will be worth at least 100% of your Purchase Payment, less a reduction for withdrawals and withdrawal charges, even if the value of your Contract on that date is less than your Purchase Payment adjusted for withdrawals. Of course, if your Contract Value is more than your original Purchase Payment adjusted for withdrawals, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.50%. The charge varies based on the current market conditions that determine our actual costs associated with the Principal Protection Feature. The charge will be set periodically and will lock in at the time of contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will be between 0.25% and 2.50%. The actual charge will vary due to market conditions, and will be determined by us.

The Principal Protection Benefit will extend for the ten years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in the first Contract Year, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun or

     (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. The deduction is reflected in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 9% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

             YEARS SINCE PURCHASE PAYMENT MADE             WITHDRAWAL CHARGE
       ----------------------------------------------   ------------------------
        GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years                2 years                    9%
                2 years                4 years                    8%
                4 years                5 years                    7%
                5 years                6 years                    6%
                6 years                7 years                    5%
                7 years                8 years                    4%
                8 years                9 years                    3%
                9 years               10 years                    2%
               10+ years                                          0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of each funding option in the fee table. Please review the prospectus for each fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make the Purchase Payment to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

You may not transfer between funding options until Contract Year eleven at which time you may transfer some or all of your Contract Value between the Index Fund and the Money Market Portfolio.

After the Maturity Date, you may make transfers between funding options only with our consent.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payment you made.

If you withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the CDSC) will no longer be protected by the Principal Protection Benefit and will reduce the protected Benefit amount proportionately.

We may defer payment of any Cash Surrender Value for a period of up to seven days after the Written Request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

After the first Contract Year and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must be invested in the Index Portfolio, have a Contract Value of at least $15,000 and you must make the election on the form we provide. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If an Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant and

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives Due Proof of Death and written payment instructions ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

We will pay the beneficiary a death benefit in an amount equal to the greater of
(1) or (2) below, each reduced by any applicable premium tax or withdrawals not previously deducted:

     (1)  the Contract Value or

     (2) the Purchase Payment less all partial surrender reductions ("return of premium death benefit").

PARTIAL SURRENDER REDUCTION. We will calculate a partial surrender reduction any time a withdrawal is taken from the Contract. The partial surrender reduction is equal to (a) the amount of the return of premium death benefit immediately prior to the withdrawal multiplied by (b) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

The example below is intended to provide you with an illustration of the potential effect of a withdrawal on the return of premium death benefit. The actual death benefit available under your Contract will be based upon your Purchase Payment, withdrawals made and the Contract Value as of the Death Report Date.

           (a) Contract Value                                      (b) Return of Premium Death Benefit
--------------------------------------------------------------------------------------------------------------------------
                                                             Return of Premium Death Benefit before
    Contract Value before withdrawal          $125,000       withdrawal                                         $100,000
    Withdrawal                                $ 25,000       Withdrawal                                         $ 25,000
                                              --------                                                          --------

    Contract Value after withdrawal            100,000       Partial Surrender Reduction                          20,000

                                                                       $100,000 X $ 25,000=$20,000
                                                                                  --------
                                                                                 $125,000

                                                             Return of Premium Death Benefit after partial
                                                             surrender reduction                                $ 80,000
                                                             $100,000 -- $20,000 = $80,000


 THE DEATH BENEFIT VALUE, THEREFORE, IS $100,000. (greater of (a) or (b) above)

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person (s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       MANDATORY PAYOUT
UPON THE DEATH OF THE                  PAY THE PROCEEDS TO:          UNLESS. . .                              RULES APPLY*
--------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary(ies), or      Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  if none, to the Contract      continue the Contract rather than
                                       Owner's estate.               receive the distribution.
--------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary(ies), or      Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  if none, to the Contract      continue the contract as the new
                                       Owner's estate.               owner rather than receive the
                                                                     distribution.
--------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE            The surviving joint           Unless the surviving joint owner is      Yes
ANNUITANT)                             owner.                        the spouse and elects to continue
                                                                     the Contract.
--------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE ANNUITANT)     The beneficiary(ies), or      Unless the beneficiary elects to         Yes
                                       if none, to the               continue the Contract.
                                       surviving joint owner.
--------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary(ies), or      Unless the beneficiary is the            No
CONTRACT OWNER)                        if none, to the Contract      Contract Owner's spouse and the
                                       Owner.                        spouse elects to continue the
                                                                     Contract rather than receive a
                                                                     distribution.

                                                                     But if there is a Contingent
                                                                     Annuitant. Then, the Contingent
                                                                     Annuitant becomes the Annuitant
                                                                     and the Contract continues in
                                                                     effect (generally using the
                                                                     original Maturity Date). The
                                                                     proceeds will then be paid upon
                                                                     the death of the Contingent
                                                                     Annuitant or owner.
--------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                N/A
OWNER)                                 is the Annuitant" above.
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       MANDATORY PAYOUT
UPON THE DEATH OF THE                  PAY THE PROCEEDS TO:          UNLESS. . .                              RULES APPLY*
--------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary(ies)                                                   Yes (Death of
NONNATURAL ENTITY/TRUST)               (e.g. the trust).                                                      Annuitant is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)
--------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; contract
                                       continues.
--------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; contract
                                       continues.
--------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; contract
                                       continues.
--------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                       MANDATORY PAYOUT
UPON THE DEATH OF THE                  PAY THE PROCEEDS TO:          UNLESS. . .                              RULES APPLY*
--------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary(ies), or                                              Yes
                                       if none, to the Contract
                                       Owner's estate.
--------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                 N/A
                                       payable; contract
                                       continues.
--------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                 N/A
                                       payable; contract
                                       continues.
--------------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Nonspousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if Mandatory Distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday for Non-qualified Contracts or, for all contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin less any applicable premium tax not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payment will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options)

The minimum amount that can be placed under an annuity option will be $2,000, unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency -- We will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if permitted by your state law, we will refund your Purchase Payment in full. During the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value (s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code
Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o    The Travelers Insurance Company ("TIC")

     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The

Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Markets Inc. (f/k/a Smith Barney), Citicorp Investment Services, Inc., CitiStreet Equities LLC, Morgan Stanley DW, Inc., Piper Jaffray & Co., PFS Investments, Inc. and Tower Square Securities, Inc.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CITIGROUP GLOBAL MARKETS INC. The Company and TDLLC have entered into a selling agreement with Citigroup Global Markets Inc. ("Smith Barney"), which is affiliated with the Company. Smith Barney is a subsidiary of Citigroup. Registered representatives of Smith Barney, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable contract.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                       SEPARATE ACCOUNT CHARGES 2.35% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------                                          ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class I Shares (4/98)..........   2004        1.124           1.213               7,968,189
                                                               2003        0.898           1.124               8,117,883
                                                               2002        1.181           0.898               7,261,504
                                                               2001        1.376           1.181                      --
                                                               2000        1.550           1.376                  16,712
                                                               1999        1.314           1.550                  16,731
                                                               1998        1.012           1.314                  16,752

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                       SEPARATE ACCOUNT CHARGES 3.50% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------                                          ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class I Shares (4/98)..........   2004        1.282           1.368              15,610,163
                                                               2003        1.000           1.282              16,235,248


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                       SEPARATE ACCOUNT CHARGES 2.35% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------                                          ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class I Shares (1/98)..........   2004        1.124           1.213              15,704,653
                                                               2003        0.898           1.124              16,952,376
                                                               2002        1.181           0.898              14,211,749
                                                               2001        1.376           1.181                 875,616
                                                               2000        1.550           1.376                 910,029
                                                               1999        1.314           1.550                 935,721
                                                               1998        1.012           1.314                 950,940

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                       SEPARATE ACCOUNT CHARGES 3.50% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------                                          ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class I Shares (1/98)..........   2004        1.282           1.368             114,380,132
                                                               2003        1.000           1.282             120,527,076


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Accountants
                              Condensed Financial Information
                              Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

L-12949                                                              May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.................................................        2
PRINCIPAL UNDERWRITER.................................................        2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................        2
VALUATION OF ASSETS...................................................        3
FEDERAL TAX CONSIDERATIONS............................................        4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................        7
CONDENSED FINANCIAL INFORMATION.......................................        8
FINANCIAL STATEMENTS..................................................      F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o    The Travelers Insurance Company ("TIC")
     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Fund BD III for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

                 UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                         BY THE COMPANY                          RETAINED BY TDLLC
-------------    --------------------------------------     ----------------------------------
2004                            $132,410                                    $0

2003                             $73,223                                    $0

2002                             $88,393                                    $0

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Fund BD III for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                      --
                                                               2003        0.607           0.747                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio-
   Class B (5/02)                                              2004        1.024           1.121                      --
                                                               2003        0.787           1.024                      --
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio-
   Class B (11/99)                                             2004        0.622           0.663                      --
                                                               2003        0.512           0.622                      --
                                                               2002        0.752           0.512                      --
                                                               2001        1.000           0.752                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.983           1.098                      --
                                                               2003        0.738           0.983                      --
                                                               2002        0.879           0.738                      --
                                                               2001        1.000           0.879                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.984           1.089                      --
                                                               2003        0.731           0.984                      --
                                                               2002        0.983           0.731                      --
                                                               2001        1.000           0.983                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.161           1.261                      --
                                                               2003        0.891           1.161                      --
                                                               2002        1.109           0.891                      --
                                                               2001        1.000           1.109                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        0.763           0.837                      --
                                                               2003        0.565           0.763                      --
                                                               2002        0.805           0.565                      --
                                                               2001        1.000           0.805                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                      --
                                                               2003        0.844           1.039                      --
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.921           1.074                      --
                                                               2003        0.708           0.921                      --
                                                               2002        0.883           0.708                      --
                                                               2001        1.000           0.883                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        0.964           1.032                      --
                                                               2003        0.787           0.964                      --
                                                               2002        0.969           0.787                      --
                                                               2001        1.000           0.969                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.167           1.226                      --
                                                               2003        1.061           1.167                      --
                                                               2002        1.029           1.061                      --
                                                               2001        1.000           1.029                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        0.788           0.855                      --
                                                               2003        0.627           0.788                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares  (continued)       2002        0.820           0.627                      --
                                                               2001        1.000           0.820                      --

   Fundamental Value Portfolio (4/01)                          2004        1.227           1.307                      --
                                                               2003        0.899           1.227                      --
                                                               2002        1.161           0.899                      --
                                                               2001        1.000           1.161                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.376           0.446                      --
                                                               2003        0.283           0.376                      --
                                                               2002        0.401           0.283                      --
                                                               2001        1.000           0.401                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                      --
                                                               2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204                      --
                                                               2003        1.129           1.167                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.051           1.129                      --
                                                               2001        1.000           1.051                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                      --
                                                               2003        0.558           0.724                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                      --
                                                               2003        0.694           0.877                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599                      --
                                                               2003        0.874           1.288                      --
                                                               2002        1.087           0.874                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.219           1.299                      --
                                                               2003        0.891           1.219                      --
                                                               2002        1.208           0.891                      --
                                                               2001        1.000           1.208                      --

   Investors Fund - Class I (5/01)                             2004        1.072           1.165                      --
                                                               2003        0.823           1.072                      --
                                                               2002        1.087           0.823                      --
                                                               2001        1.000           1.087                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.201           1.361                      --
                                                               2003        0.820           1.201                      --
                                                               2002        1.276           0.820                      --
                                                               2001        1.000           1.276                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.790           0.804                      --
                                                               2003        0.650           0.790                      --
                                                               2002        0.893           0.650                      --
                                                               2001        1.000           0.893                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.851           0.861                      --
                                                               2003        0.644           0.851                      --
                                                               2002        0.893           0.644                      --
                                                               2001        1.000           0.893                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.372           1.440                      --
                                                               2003        1.061           1.372                      --
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.245           1.287                      --
                                                               2003        1.038           1.245                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.390           1.508                      --
                                                               2003        1.074           1.390                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.357           1.425                      --
                                                               2003        1.069           1.357                      --
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.138           1.231                      --
                                                               2003        0.882           1.138                      --
                                                               2002        1.041           0.882                      --
                                                               2001        1.000           1.041                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Portfolio (11/99)                                 2004        0.720           0.755                      --
                                                               2003        0.587           0.720                      --
                                                               2002        0.773           0.587                      --
                                                               2001        1.000           0.773                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.743           0.846                      --
                                                               2003        0.587           0.743                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.709           0.808                      --
                                                               2003        0.594           0.709                      --
                                                               2002        0.807           0.594                      --
                                                               2001        1.000           0.807                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        0.583           0.647                      --
                                                               2003        0.459           0.583                      --
                                                               2002        0.709           0.459                      --
                                                               2001        1.000           0.709                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                      --
                                                               2003        0.646           0.823                      --
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (6/00)                           2004        1.214           1.332                      --
                                                               2003        1.059           1.214                      --
                                                               2002        1.136           1.059                      --
                                                               2001        1.000           1.136                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.248           1.363                      --
                                                               2003        1.061           1.248                      --
                                                               2002        1.018           1.061                      --
                                                               2001        1.033           1.018                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.144           1.238                      --
                                                               2003        0.864           1.144                      --
                                                               2002        1.304           0.864                      --
                                                               2001        1.000           1.304                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.042           1.133                      --
                                                               2003        0.830           1.042                      --
                                                               2002        0.872           0.830                      --
                                                               2001        1.000           0.872                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        0.574           0.666                      --
                                                               2003        0.458           0.574                      --
                                                               2002        0.626           0.458                      --
                                                               2001        1.000           0.626                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.928           1.010                      --
                                                               2003        0.739           0.928                      --
                                                               2002        1.007           0.739                      --
                                                               2001        1.000           1.007                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.926           0.915                      --
                                                               2003        0.638           0.926                      --
                                                               2002        0.861           0.638                      --
                                                               2001        1.000           0.861                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.221           1.327                      --
                                                               2003        0.956           1.221                      --
                                                               2002        1.201           0.956                      --
                                                               2001        1.000           1.201                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        1.060           1.052                      --
                                                               2003        1.070           1.060                      --
                                                               2002        1.074           1.070                      --
                                                               2001        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Strategic Equity Portfolio (11/99)                          2004        0.674           0.731                      --
                                                               2003        0.517           0.674                      --
                                                               2002        0.790           0.517                      --
                                                               2001        1.000           0.790                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.196           1.211                      --
                                                               2003        1.121           1.196                      --
                                                               2002        1.115           1.121                      --
                                                               2001        1.000           1.115                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        0.646           0.660                      --
                                                               2003        0.522           0.646                      --
                                                               2002        0.752           0.522                      --
                                                               2001        1.000           0.752                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        0.693           0.730                      --
                                                               2003        0.553           0.693                      --
                                                               2002        0.832           0.553                      --
                                                               2001        1.000           0.832                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.965           1.098                      --
                                                               2003        0.691           0.965                      --
                                                               2002        0.944           0.691                      --
                                                               2001        1.000           0.944                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.017           1.155                      --
                                                               2003        0.805           1.017                      --
                                                               2002        0.903           0.805                      --
                                                               2001        1.000           0.903                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                      --
                                                               2003        0.909           1.237                      --
                                                               2002        1.027           0.909                      --

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                 803,062
                                                               2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.024           1.121                 127,755
                                                               2003        0.787           1.024                 128,186
                                                               2002        1.000           0.787                  45,190

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.620           0.661               1,740,166
                                                               2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366
                                                               1999        1.000           1.127                  96,188

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.980           1.095               1,274,097
                                                               2003        0.736           0.980               1,255,508
                                                               2002        0.877           0.736               1,218,395
                                                               2001        1.039           0.877                 953,012
                                                               2000        1.301           1.039                 106,123
                                                               1999        1.000           1.301                  35,494

   Growth Fund - Class 2 Shares (12/99)                        2004        0.981           1.086               2,992,285
                                                               2003        0.728           0.981               2,688,587
                                                               2002        0.980           0.728               2,192,821
                                                               2001        1.217           0.980               1,418,434
                                                               2000        1.183           1.217                 279,453
                                                               1999        1.000           1.183                  32,012

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.158           1.258               3,102,578
                                                               2003        0.888           1.158               2,790,028
                                                               2002        1.105           0.888               2,285,397
                                                               2001        1.095           1.105               1,207,066
                                                               2000        1.000           1.095                 158,718

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        0.761           0.835                 569,576
                                                               2003        0.564           0.761                 522,982
                                                               2002        0.803           0.564                 667,545
                                                               2001        0.963           0.803                 386,790
                                                               2000        1.000           0.963                  19,259

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                 454,839
                                                               2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                  75,008
                                                               2003        1.000           1.446                  14,072

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.918           1.071                 305,019
                                                               2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340
                                                               2001        1.065           0.881                  96,122
                                                               2000        1.000           1.065                  15,014

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                  49,047
                                                               2003        0.791           1.028                 107,889
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        0.962           1.029               1,649,177
                                                               2003        0.784           0.962               1,597,967
                                                               2002        0.966           0.784               1,055,953
                                                               2001        1.023           0.966                 456,140
                                                               2000        1.000           1.023                  27,890

   Diversified Strategic Income Portfolio (2/01)               2004        1.164           1.223                 846,734
                                                               2003        1.058           1.164                 842,149
                                                               2002        1.026           1.058                 501,320
                                                               2001        1.000           1.026                 214,616

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (2/01)             2004        0.786           0.853               2,711,504
                                                               2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        1.000           0.818                 923,288

   Fundamental Value Portfolio (4/01)                          2004        1.224           1.304               2,184,138
                                                               2003        0.897           1.224               2,305,380
                                                               2002        1.158           0.897               2,138,474
                                                               2001        1.000           1.158                 668,636

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.375           0.445               1,080,108
                                                               2003        0.283           0.375               1,087,735
                                                               2002        0.400           0.283                 802,206
                                                               2001        0.673           0.400                 587,522
                                                               2000        1.000           0.673                  16,276

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                  50,521
                                                               2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                 334,959
                                                               2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                 209,638
                                                               2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                   9,574
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                   9,828
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                 195,829
                                                               2003        1.000           1.046                  76,882

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204               4,955,922
                                                               2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                  80,301
                                                               2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                 357,361
                                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599               1,112,404
                                                               2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.215           1.296               2,990,949
                                                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.000           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2004        1.069           1.162               1,681,872
                                                               2003        0.821           1.069               1,765,663
                                                               2002        1.084           0.821               1,678,687
                                                               2001        1.000           1.084                 688,342

   Small Cap Growth Fund - Class I (3/01)                      2004        1.198           1.357                 887,897
                                                               2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.000           1.272                 396,736

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.790           0.804                 103,041
                                                               2003        0.650           0.790                  97,605
                                                               2002        0.893           0.650                 101,456
                                                               2001        1.000           0.893                  18,365

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.851           0.861                 102,329
                                                               2003        0.644           0.851                 166,309
                                                               2002        0.893           0.644                 115,889
                                                               2001        1.000           0.893                  38,292

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.372           1.440                 870,667
                                                               2003        1.061           1.372                 843,560
                                                               2002        1.000           1.061                 592,024

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.245           1.287                 159,012
                                                               2003        1.038           1.245                 664,987
                                                               2002        1.000           1.038                  66,095

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.390           1.508                 197,092
                                                               2003        1.074           1.390                 201,746
                                                               2002        1.000           1.074                 162,663

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.357           1.425                 368,697
                                                               2003        1.069           1.357                 351,989
                                                               2002        1.000           1.069                 146,679

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.135           1.228               2,624,443
                                                               2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.000           1.130                  12,212

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Large Cap Portfolio (11/99)                                 2004        0.718           0.753               1,300,341
                                                               2003        0.585           0.718               1,328,748
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               1999        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.742           0.845                 468,938
                                                               2003        0.586           0.742                 376,707

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.707           0.806                 387,974
                                                               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779
                                                               2001        1.055           0.805                 193,579
                                                               2000        1.000           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2004        0.581           0.645                 636,067
                                                               2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.000           1.126                  52,455

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                   6,859

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                   6,826
                                                               2003        1.000           1.215                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                 914,754
                                                               2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2004        1.211           1.328               5,040,154
                                                               2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284
                                                               2000        1.000           1.151                  62,642

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.246           1.360                 230,725
                                                               2003        1.059           1.246                 154,339
                                                               2002        1.016           1.059                 155,124
                                                               2001        0.991           1.016                  78,635
                                                               2000        1.000           0.991                   1,000

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                  10,964
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.141           1.234               3,002,324
                                                               2003        0.862           1.141               3,018,066
                                                               2002        1.300           0.862               3,104,272
                                                               2001        1.377           1.300               1,820,456
                                                               2000        1.000           1.377                  10,437

   Smith Barney High Income Portfolio (5/01)                   2004        1.039           1.130                 805,157
                                                               2003        0.828           1.039                 865,154
                                                               2002        0.870           0.828                 462,790
                                                               2001        1.000           0.870                 305,604

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        0.573           0.664                 225,899
                                                               2003        0.457           0.573                  97,076
                                                               2002        0.624           0.457                  98,165
                                                               2001        0.922           0.624                 130,148
                                                               2000        1.000           0.922                  95,051

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.925           1.007                 712,168
                                                               2003        0.737           0.925                 786,799
                                                               2002        1.004           0.737               1,033,287
                                                               2001        1.111           1.004                 657,150
                                                               2000        0.998           1.111                  71,969
                                                               1999        1.000           0.998                  46,952

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.924           0.912               2,124,750
                                                               2003        0.636           0.924               2,193,183
                                                               2002        0.859           0.636               2,247,076
                                                               2001        0.998           0.859               1,026,339

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                 2000        1.090           0.998                  48,107
                                                               1999        1.000           1.090                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.218           1.323                 924,130
                                                               2003        0.953           1.218                 926,626
                                                               2002        1.198           0.953               1,057,885
                                                               2001        1.352           1.198                 544,002
                                                               2000        1.165           1.352                  53,126
                                                               1999        1.000           1.165                  36,659

   Smith Barney Money Market Portfolio (7/00)                  2004        1.057           1.050               1,638,866
                                                               2003        1.067           1.057               1,716,656
                                                               2002        1.071           1.067               3,010,670
                                                               2001        1.049           1.071               1,230,680
                                                               2000        1.000           1.049                   9,253

   Strategic Equity Portfolio (11/99)                          2004        0.672           0.729               2,465,759
                                                               2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.149           0.925                  40,615
                                                               1999        1.000           1.149                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.193           1.207                 730,685
                                                               2003        1.118           1.193                 906,536
                                                               2002        1.112           1.118                 915,092
                                                               2001        1.000           1.112                 211,077

   Van Kampen Enterprise Portfolio (8/00)                      2004        0.644           0.658                 117,320
                                                               2003        0.521           0.644                 127,774
                                                               2002        0.749           0.521                 113,304
                                                               2001        0.967           0.749                  89,971
                                                               2000        1.000           0.967                   5,038

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        0.691           0.728                 483,457
                                                               2003        0.551           0.691                 561,096
                                                               2002        0.830           0.551                 574,054

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Emerging Growth Portfolio - Class I Shares  (continued)     2001        1.231           0.830                 355,795
                                                               2000        1.000           1.231                  70,059

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.965           1.098                 151,184
                                                               2003        0.691           0.965                 175,378
                                                               2002        0.944           0.691                 137,148
                                                               2001        1.000           0.944                   5,693

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.014           1.151                 496,602
                                                               2003        0.803           1.014                 426,397
                                                               2002        0.901           0.803                 290,613
                                                               2001        1.045           0.901                 103,316
                                                               2000        1.138           1.045                   2,548
                                                               1999        1.000           1.138                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                 843,122
                                                               2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.183           1.229                      --
                                                               2003        0.963           1.183                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio-
   Class B (5/02)                                              2004        1.247           1.362                   3,250
                                                               2003        0.960           1.247                   2,224

   AllianceBernstein Premier Growth Portfolio-
   Class B (11/99)                                             2004        1.148           1.222                  25,662
                                                               2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.308           1.458                   3,312
                                                               2003        0.984           1.308                   1,726

   Growth Fund - Class 2 Shares (12/99)                        2004        1.291           1.426                  29,481
                                                               2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.263           1.370                  30,962
                                                               2003        0.971           1.263                  13,722

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.306           1.430                   6,328
                                                               2003        0.969           1.306                   3,766

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352                   5,087
                                                               2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.284           1.495                   5,586
                                                               2003        0.989           1.284                   2,149

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.267           1.444                      --
                                                               2003        0.977           1.267                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.195           1.277                  11,012
                                                               2003        0.977           1.195                   2,822

   Diversified Strategic Income Portfolio (2/01)               2004        1.109           1.162                   6,109
                                                               2003        1.010           1.109                   3,253

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.213           1.314                  44,329
                                                               2003        0.967           1.213                   1,426

   Fundamental Value Portfolio (4/01)                          2004        1.315           1.398                  92,694
                                                               2003        0.966           1.315                  30,308

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.301           1.540                      --
                                                               2003        0.983           1.301                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                  10,594
                                                               2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                  49,209
                                                               2003        1.000           1.045                  21,273

   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075                 318,280
                                                               2003        1.012           1.044                 305,197

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.242           1.313                      --
                                                               2003        0.958           1.242                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                  26,008
                                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                   8,773
                                                               2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.311           1.395                  49,426
                                                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2004        1.246           1.351                  34,350
                                                               2003        0.959           1.246                  11,586

   Small Cap Growth Fund - Class I (3/01)                      2004        1.418           1.604                   3,050
                                                               2003        0.970           1.418                   1,719

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.168           1.186                      --
                                                               2003        0.963           1.168                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.266           1.279                      --
                                                               2003        0.960           1.266                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.251           1.311                 260,754
                                                               2003        0.969           1.251                 233,930
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.173           1.210                 324,696
                                                               2003        0.980           1.173                 267,224
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.244           1.347                      --
                                                               2003        0.963           1.244                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.218           1.277                      --
                                                               2003        0.962           1.218                      --
                                                               2002        1.000           0.962                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.235           1.333                  61,375
                                                               2003        0.958           1.235                  35,288

   Large Cap Portfolio (11/99)                                 2004        1.184           1.238                      --
                                                               2003        0.967           1.184                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.265           1.438                      --
                                                               2003        1.001           1.265                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.158           1.318                  14,325
                                                               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2004        1.232           1.364                      --
                                                               2003        0.971           1.232                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.228           1.285                  12,264
                                                               2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2004        1.128           1.235                 387,714
                                                               2003        0.986           1.128                 354,044

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.184           1.290                      --
                                                               2003        1.008           1.184                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.256           1.357                  44,785
                                                               2003        0.951           1.256                  42,581

   Smith Barney High Income Portfolio (5/01)                   2004        1.262           1.369                  82,764
                                                               2003        1.007           1.262                  29,513

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        1.234           1.429                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
                                                               2003        0.986           1.234                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.215           1.320                      --
                                                               2003        0.969           1.215                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.371           1.352                  54,671
                                                               2003        0.946           1.371                  52,757

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.245           1.350                  35,234
                                                               2003        0.977           1.245                  35,234

   Smith Barney Money Market Portfolio (7/00)                  2004        0.988           0.979                 122,628
                                                               2003        1.000           0.988                  31,339

   Strategic Equity Portfolio (11/99)                          2004        1.262           1.366                  32,514
                                                               2003        0.970           1.262                  32,350

   Travelers Managed Income Portfolio (5/01)                   2004        1.080           1.091                   5,363
                                                               2003        1.014           1.080                   3,588

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.192           1.216                      --
                                                               2003        0.966           1.192                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.200           1.262                      --
                                                               2003        0.960           1.200                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.359           1.543                      --
                                                               2003        0.975           1.359                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.250           1.416                      --
                                                               2003        0.992           1.250                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.339           1.640                  16,856
                                                               2003        0.986           1.339                   6,015

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.743           0.772                      --
                                                               2003        0.605           0.743                      --
                                                               2002        0.883           0.605                      --
                                                               2001        1.000           0.883                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio--
   Class B (5/02)                                              2004        1.020           1.115                     636
                                                               2003        0.786           1.020                     636
                                                               2002        1.000           0.786                   3,637

   AllianceBernstein Premier Growth Portfolio--
   Class B (11/99)                                             2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --
                                                               2002        0.749           0.509                      --
                                                               2001        1.000           0.749                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --
                                                               2002        0.875           0.734                      --
                                                               2001        1.000           0.875                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.975           1.078                  44,993
                                                               2003        0.726           0.975                      --
                                                               2002        0.978           0.726                      --
                                                               2001        1.000           0.978                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.000           1.104                   8,328

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        0.757           0.829                      --
                                                               2003        0.562           0.757                      --
                                                               2002        0.802           0.562                      --
                                                               2001        1.000           0.802                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --
                                                               2002        0.879           0.703                      --
                                                               2001        1.000           0.879                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        0.956           1.022                     437
                                                               2003        0.782           0.956                      --
                                                               2002        0.965           0.782                      --
                                                               2001        1.000           0.965                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.157           1.214                      --
                                                               2003        1.055           1.157                      --
                                                               2002        1.024           1.055                      --
                                                               2001        1.000           1.024                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --
                                                               2002        0.817           0.623                      --
                                                               2001        1.000           0.817                      --

   Fundamental Value Portfolio (4/01)                          2004        1.217           1.294                      --
                                                               2003        0.894           1.217                      --
                                                               2002        1.157           0.894                      --
                                                               2001        1.000           1.157                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.373           0.442                      --
                                                               2003        0.282           0.373                      --
                                                               2002        0.399           0.282                      --
                                                               2001        1.000           0.399                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --
                                                               2002        1.050           1.125                      --
                                                               2001        1.000           1.050                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.721           0.761                      --
                                                               2003        0.556           0.721                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.804           0.556                      --
                                                               2001        1.000           0.804                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --
                                                               2002        0.855           0.691                      --
                                                               2001        1.000           0.855                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Small Cap Growth Fund - Class I (3/01)                      2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --
                                                               2002        1.270           0.815                      --
                                                               2001        1.000           1.270                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.786           0.798                      --
                                                               2003        0.648           0.786                      --
                                                               2002        0.891           0.648                      --
                                                               2001        1.000           0.891                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.846           0.855                      --
                                                               2003        0.641           0.846                      --
                                                               2002        0.892           0.641                      --
                                                               2001        1.000           0.892                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.369           1.434                   7,468
                                                               2003        1.060           1.369                      --
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.242           1.281                  12,104
                                                               2003        1.037           1.242                      --
                                                               2002        1.000           1.037                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.387           1.502                   3,656
                                                               2003        1.073           1.387                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.353           1.419                   3,767
                                                               2003        1.068           1.353                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.129           1.218                      --
                                                               2003        0.876           1.129                      --
                                                               2002        1.037           0.876                      --
                                                               2001        1.000           1.037                      --

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                      --
                                                               2003        0.583           0.714                      --
                                                               2002        0.769           0.583                      --
                                                               2001        1.000           0.769                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                      --
                                                               2003        0.584           0.737                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.703           0.800                      --
                                                               2003        0.591           0.703                      --
                                                               2002        0.803           0.591                      --
                                                               2001        1.000           0.803                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        0.578           0.640                      --
                                                               2003        0.456           0.578                      --
                                                               2002        0.706           0.456                      --
                                                               2001        1.000           0.706                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --
                                                               2002        0.862           0.644                      --
                                                               2001        1.000           0.862                      --

   MFS Total Return Portfolio (6/00)                           2004        1.204           1.318                  39,320
                                                               2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.239           1.350                      --
                                                               2003        1.055           1.239                      --
                                                               2002        1.015           1.055                      --
                                                               2001        1.031           1.015                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.135           1.225                  15,643
                                                               2003        0.859           1.135                   8,560
                                                               2002        1.298           0.859                   8,566
                                                               2001        1.000           1.298                   7,100

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney High Income Portfolio (5/01)                   2004        1.033           1.121                      --
                                                               2003        0.825           1.033                      --
                                                               2002        0.868           0.825                      --
                                                               2001        1.000           0.868                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        0.570           0.659                      --
                                                               2003        0.455           0.570                      --
                                                               2002        0.623           0.455                      --
                                                               2001        1.000           0.623                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.920           1.000                  26,558
                                                               2003        0.734           0.920                  26,579
                                                               2002        1.002           0.734                  26,602
                                                               2001        1.000           1.002                  26,626

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.918           0.905                  21,387
                                                               2003        0.634           0.918                  10,331
                                                               2002        0.858           0.634                  10,355
                                                               2001        1.000           0.858                  10,382

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.211           1.313                  31,028
                                                               2003        0.950           1.211                  22,951
                                                               2002        1.196           0.950                  22,970
                                                               2001        1.000           1.196                  22,991

   Smith Barney Money Market Portfolio (7/00)                  2004        1.051           1.042                 185,056
                                                               2003        1.063           1.051                      --
                                                               2002        1.069           1.063                      --
                                                               2001        1.000           1.069                      --

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --
                                                               2002        0.787           0.513                      --
                                                               2001        1.000           0.787                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.186           1.198                   9,463
                                                               2003        1.114           1.186                   9,469

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Travelers Managed Income Portfolio  (continued)             2002        1.110           1.114                   9,476
                                                               2001        1.000           1.110                   8,027

   Van Kampen Enterprise Portfolio (8/00)                      2004        0.641           0.653                      --
                                                               2003        0.519           0.641                      --
                                                               2002        0.748           0.519                      --
                                                               2001        1.000           0.748                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        0.687           0.722                      --
                                                               2003        0.549           0.687                      --
                                                               2002        0.829           0.549                      --
                                                               2001        1.000           0.829                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.960           1.090                      --
                                                               2003        0.688           0.960                      --
                                                               2002        0.943           0.688                      --
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.009           1.143                      --
                                                               2003        0.800           1.009                      --
                                                               2002        0.900           0.800                      --
                                                               2001        1.000           0.900                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --
                                                               2002        1.000           0.906                      --

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                      --
                                                               2003        0.960           1.244                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                      --
                                                               2003        0.984           1.305                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                      --
                                                               2003        0.961           1.288                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                      --
                                                               2003        0.971           1.261                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                      --
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                      --
                                                               2003        0.989           1.281                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                      --
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.193           1.272                      --
                                                               2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.106           1.158                      --
                                                               2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                      --
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (4/01)                          2004        1.312           1.392                      --
                                                               2003        0.966           1.312                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                      --
                                                               2003        1.000           1.255                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                      --
                                                               2003        1.012           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                      --
                                                               2003        0.969           1.249                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                      --
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                      --
                                                               2003        0.963           1.241                      --
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                      --
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                      --
                                                               2003        0.971           1.229                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                      --
                                                               2003        0.986           1.126                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.254           1.351                      --
                                                               2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.259           1.363                      --
                                                               2003        1.007           1.259                      --

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        1.231           1.423                      --
                                                               2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                      --
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                      --
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.078           1.087                      --
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.247           1.410                      --
                                                               2003        0.991           1.247                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                      --
                                                               2003        0.986           1.336                      --

                                  VINTAGE XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   4,023
                                                               2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                  62,507
                                                               2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                  33,262
                                                               2003        0.989           1.281                  19,255

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.193           1.272                  86,821
                                                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2004        1.106           1.158                 132,433
                                                               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (4/01)                          2004        1.312           1.392                 100,835
                                                               2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                  10,791
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                  14,493
                                                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                 644,058
                                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                  39,058
                                                               2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                  29,286
                                                               2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                  25,985
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.232           1.327                   8,460
                                                               2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                   4,359
                                                               2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                   4,075
                                                               2003        0.971           1.229                   4,077

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                 121,385
                                                               2003        0.986           1.126                  75,188

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.254           1.351                 159,343
                                                               2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2004        1.259           1.363                 111,285
                                                               2003        1.007           1.259                 116,508

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                            2004        1.231           1.423                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
                                                               2003        0.986           1.231                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        1.212           1.314                      --
                                                               2003        0.969           1.212                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                  64,127
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                  26,737
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.078           1.087                      --
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.247           1.410                   2,583
                                                               2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer avaliable to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer avaliable to new contract owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.490           0.576                      --
                                                               2003        0.398           0.490                      --
                                                               2002        0.540           0.398                      --
                                                               2001        1.000           0.540                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.068                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.077                      --

   Money Market Portfolio (2/98)                               2004        1.144           1.137                      --
                                                               2003        1.153           1.144                      --
                                                               2002        1.156           1.153                      --
                                                               2001        1.000           1.156                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                      --
                                                               2003        0.607           0.747                      --
                                                               2002        0.884           0.607                      --
                                                               2001        1.000           0.884                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.622           0.663                      --
                                                               2003        0.512           0.622                      --
                                                               2002        0.752           0.512                      --
                                                               2001        1.000           0.752                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.983           1.098                      --
                                                               2003        0.738           0.983                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.984           1.089                      --
                                                               2003        0.731           0.984                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.161           1.261                      --
                                                               2003        0.891           1.161                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.815           1.002                      --
                                                               2003        0.579           0.815                      --
                                                               2002        0.666           0.579                      --
                                                               2001        1.000           0.666                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.704           2.204                      --
                                                               2003        1.292           1.704                      --
                                                               2002        1.256           1.292                      --
                                                               2001        1.000           1.256                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.984           1.078                      --
                                                               2003        0.759           0.984                      --
                                                               2002        0.954           0.759                      --
                                                               2001        1.000           0.954                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.852           0.881                      --
                                                               2003        0.715           0.852                      --
                                                               2002        0.872           0.715                      --
                                                               2001        1.000           0.872                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                      --
                                                               2003        0.844           1.039                      --
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.921           1.074                      --
                                                               2003        0.708           0.921                      --
                                                               2002        0.883           0.708                      --
                                                               2001        1.031           0.883                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        0.788           0.855                      --
                                                               2003        0.627           0.788                      --
                                                               2002        0.820           0.627                      --
                                                               2001        1.000           0.820                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.043           1.120                      --
                                                               2003        0.757           1.043                      --
                                                               2002        1.000           0.757                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.024           1.092                      --
                                                               2003        0.799           1.024                      --
                                                               2002        1.000           0.799                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.935           0.997                      --
                                                               2003        0.836           0.935                      --
                                                               2002        0.910           0.836                      --
                                                               2001        1.000           0.910                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.801           0.900                      --
                                                               2003        0.645           0.801                      --
                                                               2002        0.930           0.645                      --
                                                               2001        1.000           0.930                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        0.347           0.344                      --
                                                               2003        0.241           0.347                      --
                                                               2002        0.414           0.241                      --
                                                               2001        1.000           0.414                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.541           0.557                      --
                                                               2003        0.444           0.541                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (continued)     2002        0.608           0.444                      --
                                                               2001        1.000           0.608                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                      --
                                                               2003        1.000           1.258                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.072                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204                      --
                                                               2003        1.129           1.167                      --
                                                               2002        1.051           1.129                      --
                                                               2001        1.000           1.051                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                      --
                                                               2003        0.558           0.724                      --
                                                               2002        0.805           0.558                      --
                                                               2001        1.000           0.805                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                      --
                                                               2003        0.694           0.877                      --
                                                               2002        0.856           0.694                      --
                                                               2001        1.000           0.856                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599                      --
                                                               2003        0.874           1.288                      --
                                                               2002        1.087           0.874                      --
                                                               2001        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.219           1.299                      --
                                                               2003        0.891           1.219                      --
                                                               2002        1.208           0.891                      --
                                                               2001        1.000           1.208                      --

   Investors Fund - Class I (5/01)                             2004        1.072           1.165                      --
                                                               2003        0.823           1.072                      --
                                                               2002        1.087           0.823                      --
                                                               2001        1.000           1.087                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.137           1.124                      --
                                                               2003        0.799           1.137                      --
                                                               2002        1.000           0.799                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.201           1.361                      --
                                                               2003        0.820           1.201                      --
                                                               2002        1.276           0.820                      --
                                                               2001        1.000           1.276                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.141           1.194                      --
                                                               2003        0.919           1.141                      --
                                                               2002        1.003           0.919                      --
                                                               2001        1.000           1.003                      --

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.098           1.259                      --
                                                               2003        0.834           1.098                      --
                                                               2002        0.990           0.834                      --
                                                               2001        1.000           0.990                      --

   Equity Income Portfolio (4/00)                              2004        1.138           1.231                      --
                                                               2003        0.882           1.138                      --
                                                               2002        1.041           0.882                      --
                                                               2001        1.000           1.041                      --

   Federated High Yield Portfolio (5/00)                       2004        1.154           1.254                      --
                                                               2003        0.958           1.154                      --
                                                               2002        0.939           0.958                      --
                                                               2001        1.009           0.939                      --

   Federated Stock Portfolio (5/00)                            2004        1.044           1.136                      --
                                                               2003        0.831           1.044                      --
                                                               2002        1.047           0.831                      --
                                                               2001        1.000           1.047                      --

   Large Cap Portfolio (11/99)                                 2004        0.720           0.755                      --
                                                               2003        0.587           0.720                      --
                                                               2002        0.773           0.587                      --
                                                               2001        1.000           0.773                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.743           0.846                      --
                                                               2003        0.587           0.743                      --
                                                               2002        0.685           0.587                      --
                                                               2001        1.000           0.685                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.709           0.808                      --
                                                               2003        0.594           0.709                      --
                                                               2002        0.807           0.594                      --
                                                               2001        1.000           0.807                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (4/00)                        2004        0.583           0.647                      --
                                                               2003        0.459           0.583                      --
                                                               2002        0.709           0.459                      --
                                                               2001        1.000           0.709                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.500           0.561                      --
                                                               2003        0.371           0.500                      --
                                                               2002        0.736           0.371                      --
                                                               2001        1.000           0.736                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.082                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.213           1.233                      --
                                                               2003        1.152           1.213                      --
                                                               2002        1.107           1.152                      --
                                                               2001        1.000           1.107                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.051                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                      --
                                                               2003        0.646           0.823                      --
                                                               2002        0.863           0.646                      --
                                                               2001        1.000           0.863                      --

   MFS Total Return Portfolio (6/00)                           2004        1.214           1.332                      --
                                                               2003        1.059           1.214                      --
                                                               2002        1.136           1.059                      --
                                                               2001        1.000           1.136                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.248           1.363                      --
                                                               2003        1.061           1.248                      --
                                                               2002        1.018           1.061                      --
                                                               2001        1.000           1.018                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2004        0.674           0.731                      --
                                                               2003        0.517           0.674                      --
                                                               2002        0.790           0.517                      --
                                                               2001        1.000           0.790                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.931           1.076                      --
                                                               2003        0.723           0.931                      --
                                                               2002        0.912           0.723                      --
                                                               2001        1.000           0.912                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.777           0.794                      --
                                                               2003        0.628           0.777                      --
                                                               2002        0.907           0.628                      --
                                                               2001        1.000           0.907                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.892           1.011                      --
                                                               2003        0.707           0.892                      --
                                                               2002        0.795           0.707                      --
                                                               2001        1.000           0.795                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.942           0.939                      --
                                                               2003        0.766           0.942                      --
                                                               2002        0.842           0.766                      --
                                                               2001        1.000           0.842                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                      --
                                                               2003        0.909           1.237                      --
                                                               2002        1.027           0.909                      --
                                                               2001        1.000           1.027                      --

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.489           0.575               1,021,955
                                                               2003        0.398           0.489                 989,979
                                                               2002        0.539           0.398                 910,886
                                                               2001        0.741           0.539                 797,412
                                                               2000        1.000           0.741                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.068                  67,365

   Managed Assets Trust (5/04)                                 2004        1.000           1.077                  36,382

   Money Market Portfolio (2/98)                               2004        1.136           1.129               2,129,590
                                                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                      --
                                                               2000        1.076           1.076                      --
                                                               1999        1.041           1.076                      --
                                                               1998        1.007           1.041                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.747           0.777                 803,062
                                                               2003        0.607           0.747                 854,282
                                                               2002        0.884           0.607                 893,530
                                                               2001        1.000           0.884                 227,887

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.620           0.661               1,740,166
                                                               2003        0.511           0.620               1,877,463
                                                               2002        0.750           0.511               1,645,516
                                                               2001        0.923           0.750               1,129,808
                                                               2000        1.127           0.923                 286,366

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.980           1.095               1,274,097
                                                               2003        0.736           0.980               1,255,508

   Growth Fund - Class 2 Shares (12/99)                        2004        0.981           1.086               2,992,285
                                                               2003        0.728           0.981               2,688,587

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.158           1.258               3,102,578
                                                               2003        0.888           1.158               2,790,028

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.813           1.000                  74,551
                                                               2003        0.578           0.813                  69,100
                                                               2002        0.664           0.578                  52,299
                                                               2001        0.747           0.664                  35,367
                                                               2000        1.000           0.747                   1,000

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.701           2.200                 490,484
                                                               2003        1.290           1.701                 421,285
                                                               2002        1.254           1.290                 175,784
                                                               2001        1.171           1.254                  65,865
                                                               2000        1.000           1.171                   1,000

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.982           1.076                 589,066
                                                               2003        0.758           0.982                 595,632
                                                               2002        0.952           0.758                 437,002
                                                               2001        1.030           0.952                 258,340
                                                               2000        1.000           1.030                   1,000

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.851           0.880                 767,752
                                                               2003        0.713           0.851                 833,711
                                                               2002        0.870           0.713                 431,821
                                                               2001        0.975           0.870                 121,682
                                                               2000        1.000           0.975                   1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.039           1.152                 454,839
                                                               2003        0.844           1.039                 435,419
                                                               2002        1.000           0.844                  36,512

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                  75,008
                                                               2003        1.000           1.446                  14,072

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.918           1.071                 305,019
                                                               2003        0.706           0.918                 271,043
                                                               2002        0.881           0.706                 206,340
                                                               2001        1.065           0.881                  96,122
                                                               2000        1.081           1.065                  15,014

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.028           1.174                  49,047
                                                               2003        0.791           1.028                 107,889
                                                               2002        1.000           0.791                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        0.786           0.853               2,711,504
                                                               2003        0.625           0.786               2,943,217
                                                               2002        0.818           0.625               1,808,443
                                                               2001        0.949           0.818                 923,288

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.043           1.120                  75,818
                                                               2003        0.757           1.043                  49,048
                                                               2002        1.000           0.757                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.024           1.092                 222,099
                                                               2003        0.799           1.024                 187,816
                                                               2002        1.000           0.799                   1,037

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.934           0.995                 836,476
                                                               2003        0.834           0.934                 898,191
                                                               2002        0.908           0.834                 887,648
                                                               2001        0.971           0.908                 734,043
                                                               2000        1.000           0.971                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.799           0.898                 428,067
                                                               2003        0.643           0.799                 466,183
                                                               2002        0.928           0.643                 506,583
                                                               2001        1.133           0.928                 331,987
                                                               2000        1.000           1.133                   1,000

   Global Technology Portfolio - Service Shares (5/00)         2004        0.347           0.343                 724,127
                                                               2003        0.240           0.347                 781,983
                                                               2002        0.414           0.240                 771,229
                                                               2001        0.671           0.414                 459,241
                                                               2000        1.000           0.671                   1,000

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.540           0.556                 965,366
                                                               2003        0.444           0.540                 932,806
                                                               2002        0.607           0.444                 799,493
                                                               2001        0.797           0.607                 567,306
                                                               2000        1.000           0.797                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                  50,521
                                                               2003        1.000           1.334                  10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                 334,959
                                                               2003        1.000           1.243                 223,423

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                 209,638
                                                               2003        1.000           1.258                  38,024

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                   9,574
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                   9,828
                                                               2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.072                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                 195,829
                                                               2003        1.000           1.046                  76,882

   Total Return Portfolio - Administrative Class (5/01)        2004        1.167           1.204               4,955,922
                                                               2003        1.129           1.167               5,379,938
                                                               2002        1.051           1.129               4,675,396
                                                               2001        1.000           1.051               1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.724           0.767                  80,301
                                                               2003        0.558           0.724                  80,357
                                                               2002        0.805           0.558                  60,718
                                                               2001        1.000           0.805                  20,854

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.877           1.003                 357,361
                                                               2003        0.694           0.877                 312,769
                                                               2002        0.856           0.694                 287,543
                                                               2001        1.000           0.856                 167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.288           1.599               1,112,404
                                                               2003        0.874           1.288               1,139,306
                                                               2002        1.087           0.874                 667,718
                                                               2001        1.000           1.087                 219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.215           1.296               2,990,949
                                                               2003        0.888           1.215               3,201,965
                                                               2002        1.204           0.888               3,089,805
                                                               2001        1.201           1.204               1,352,966

   Investors Fund - Class I (5/01)                             2004        1.069           1.162               1,681,872
                                                               2003        0.821           1.069               1,765,663

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Investors Fund - Class I  (continued)                       2002        1.084           0.821               1,678,687
                                                               2001        1.150           1.084                 688,342

   Large Cap Growth Fund - Class I (5/02)                      2004        1.137           1.124                 612,352
                                                               2003        0.799           1.137                 676,213
                                                               2002        1.000           0.799                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.198           1.357                 887,897
                                                               2003        0.817           1.198                 881,064
                                                               2002        1.272           0.817                 930,480
                                                               2001        1.394           1.272                 396,736

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.139           1.192                 789,762
                                                               2003        0.917           1.139                 817,572
                                                               2002        1.002           0.917                 303,279
                                                               2001        1.026           1.002                 177,899
                                                               2000        1.000           1.026                   1,000

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.096           1.256                 429,800
                                                               2003        0.833           1.096                 390,439
                                                               2002        0.988           0.833                 257,622
                                                               2001        1.046           0.988                 223,113
                                                               2000        1.000           1.046                   1,000

   Equity Income Portfolio (4/00)                              2004        1.135           1.228               2,624,443
                                                               2003        0.879           1.135               2,645,190
                                                               2002        1.038           0.879               1,908,214
                                                               2001        1.130           1.038               1,262,895
                                                               2000        1.052           1.130                  12,212

   Federated High Yield Portfolio (5/00)                       2004        1.152           1.252                 789,332
                                                               2003        0.956           1.152                 943,802
                                                               2002        0.937           0.956                 398,965
                                                               2001        0.934           0.937                 288,209
                                                               2000        1.000           0.934                   1,000

   Federated Stock Portfolio (5/00)                            2004        1.042           1.134                 314,443
                                                               2003        0.830           1.042                 320,165
                                                               2002        1.045           0.830                 177,616

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Federated Stock Portfolio  (continued)                      2001        1.045           1.045                 144,796
                                                               2000        1.000           1.045                   1,000

   Large Cap Portfolio (11/99)                                 2004        0.718           0.753               1,300,341
                                                               2003        0.585           0.718               1,328,748
                                                               2002        0.771           0.585                 811,822
                                                               2001        0.947           0.771                 435,079
                                                               2000        1.125           0.947                   9,529
                                                               2000        1.125           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.742           0.845                 468,938
                                                               2003        0.586           0.742                 376,707
                                                               2002        0.684           0.586                  69,198
                                                               2001        0.942           0.684                  15,435
                                                               2000        1.000           0.942                   1,000

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.707           0.806                 387,974
                                                               2003        0.593           0.707                 408,908
                                                               2002        0.805           0.593                 451,779
                                                               2001        1.055           0.805                 193,579
                                                               2000        1.135           1.055                  12,368

   MFS Emerging Growth Portfolio (4/00)                        2004        0.581           0.645                 636,067
                                                               2003        0.457           0.581                 777,647
                                                               2002        0.707           0.457                 828,116
                                                               2001        1.126           0.707                 495,736
                                                               2000        1.432           1.126                  52,455

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.499           0.560               1,648,468
                                                               2003        0.370           0.499               1,689,467
                                                               2002        0.735           0.370               1,021,136
                                                               2001        0.978           0.735                 440,334
                                                               2000        1.000           0.978                   1,000

   MFS Value Portfolio (5/04)                                  2004        1.000           1.121                   6,859

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                   6,826
                                                               2003        1.000           1.215                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.082                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Travelers Quality Bond Portfolio (5/00)                     2004        1.211           1.231               1,390,622
                                                               2003        1.150           1.211               1,847,235
                                                               2002        1.105           1.150               1,423,939
                                                               2001        1.048           1.105                 587,507
                                                               2000        1.000           1.048                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.051                  22,342

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.823           0.862                 914,754
                                                               2003        0.646           0.823                 923,566
                                                               2002        0.863           0.646                 813,867
                                                               2001        1.000           0.863                 186,705

   MFS Total Return Portfolio (6/00)                           2004        1.211           1.328               5,040,154
                                                               2003        1.056           1.211               5,376,924
                                                               2002        1.132           1.056               4,046,493
                                                               2001        1.151           1.132               2,348,284
                                                               2000        1.002           1.151                  62,642

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.246           1.360                 230,725
                                                               2003        1.059           1.246                 154,339
                                                               2002        1.016           1.059                 155,124
                                                               2001        0.991           1.016                  78,635
                                                               2000        1.000           0.991                   1,000

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                  10,964
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2004        0.672           0.729               2,465,759
                                                               2003        0.515           0.672               2,649,642
                                                               2002        0.788           0.515               1,708,869
                                                               2001        0.925           0.788                 936,287
                                                               2000        1.000           0.925                  40,615

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.931           1.076                 355,494
                                                               2003        0.723           0.931                 245,454

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Comstock Portfolio - Class II Shares  (continued)           2002        0.912           0.723                 286,548
                                                               2001        1.000           0.912                  90,258

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.777           0.794                  27,106
                                                               2003        0.628           0.777                  24,160
                                                               2002        0.907           0.628                  10,727
                                                               2001        1.000           0.907                   2,000

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.891           1.009               1,156,619
                                                               2003        0.706           0.891               1,139,118
                                                               2002        0.793           0.706               1,012,947
                                                               2001        0.921           0.793                 674,383
                                                               2000        1.000           0.921                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.942           0.939                 170,870
                                                               2003        0.766           0.942                 178,424
                                                               2002        0.842           0.766                  54,034
                                                               2001        1.000           0.842                  39,739

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.237           1.518                 843,122
                                                               2003        0.909           1.237                 789,371
                                                               2002        1.027           0.909                 494,141
                                                               2001        1.000           1.027                 186,709

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.188           1.395                  12,740
                                                               2003        0.968           1.188                  12,749

   High Yield Bond Trust (5/04)                                2004        1.000           1.067                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.075                      --

   Money Market Portfolio (2/98)                               2004        0.989           0.982                      --
                                                               2003        1.000           0.989                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.183           1.229                      --
                                                               2003        0.963           1.183                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.148           1.222                  25,662
                                                               2003        0.948           1.148                  25,474

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.308           1.458                   3,312
                                                               2003        0.984           1.308                   1,726

   Growth Fund - Class 2 Shares (12/99)                        2004        1.291           1.426                  29,481
                                                               2003        0.961           1.291                  13,149

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.263           1.370                  30,962
                                                               2003        0.971           1.263                  13,722

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.378           1.691                      --
                                                               2003        0.982           1.378                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.323           1.708                   4,404
                                                               2003        1.005           1.323                   2,295

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.263           1.381                   9,226
                                                               2003        0.976           1.263                   9,051

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.156           1.192                      --
                                                               2003        0.971           1.156                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352                   5,087
                                                               2003        0.994           1.222                   8,845

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.284           1.495                   5,586
                                                               2003        0.989           1.284                   2,149
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.267           1.444                      --
                                                               2003        0.977           1.267                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        1.213           1.314                  44,329
                                                               2003        0.967           1.213                   1,426

   Salomon Brothers Variable Aggressive Growth Fund--
   Class I Shares (5/02)                                       2004        1.306           1.400                  64,585
                                                               2003        0.949           1.306                  64,282

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.237           1.316                      --
                                                               2003        0.967           1.237                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.111           1.181                      --
                                                               2003        0.994           1.111                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.225           1.374                      --
                                                               2003        0.988           1.225                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        1.359           1.342                      --
                                                               2003        0.944           1.359                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.190           1.222                      --
                                                               2003        0.980           1.190                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                  10,594
                                                               2003        1.000           1.241                   4,252

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                  49,209
                                                               2003        1.000           1.045                  21,273

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075                 318,280
                                                               2003        1.012           1.044                 305,197

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.242           1.313                      --
                                                               2003        0.958           1.242                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                  26,008
                                                               2003        0.994           1.255                  26,008

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                   8,773
                                                               2003        0.977           1.436                   8,062

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.311           1.395                  49,426
                                                               2003        0.960           1.311                  47,950

   Investors Fund - Class I (5/01)                             2004        1.246           1.351                  34,350
                                                               2003        0.959           1.246                  11,586

   Large Cap Growth Fund - Class I (5/02)                      2004        1.364           1.346                      --
                                                               2003        0.961           1.364                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.418           1.604                   3,050
                                                               2003        0.970           1.418                   1,719

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.235           1.289                   3,172
                                                               2003        0.996           1.235                   1,623

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.284           1.468                      --
                                                               2003        0.977           1.284                      --

   Equity Income Portfolio (4/00)                              2004        1.235           1.333                  61,375
                                                               2003        0.958           1.235                  35,288

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Federated High Yield Portfolio (5/00)                       2004        1.206           1.308                      --
                                                               2003        1.003           1.206                      --

   Federated Stock Portfolio (5/00)                            2004        1.225           1.331                   6,517
                                                               2003        0.978           1.225                   3,385

   Large Cap Portfolio (11/99)                                 2004        1.184           1.238                      --
                                                               2003        0.967           1.184                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.265           1.438                      --
                                                               2003        1.001           1.265                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.158           1.318                  14,325
                                                               2003        0.973           1.158                   4,165

   MFS Emerging Growth Portfolio (4/00)                        2004        1.232           1.364                      --
                                                               2003        0.971           1.232                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.311           1.469                  37,155
                                                               2003        0.974           1.311                  37,013

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.080                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.066           1.081                      --
                                                               2003        1.014           1.066                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.050                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.228           1.285                  12,264
                                                               2003        0.967           1.228                   3,127

   MFS Total Return Portfolio (6/00)                           2004        1.128           1.235                 387,714
                                                               2003        0.986           1.128                 354,044

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.184           1.290                      --
                                                               2003        1.008           1.184                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        1.262           1.366                  32,514
                                                               2003        0.970           1.262                  32,350

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.252           1.444                      --
                                                               2003        0.975           1.252                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        1.193           1.216                      --
                                                               2003        0.966           1.193                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.248           1.411                   3,519
                                                               2003        0.991           1.248                   3,527

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        1.170           1.164                      --
                                                               2003        0.954           1.170                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.339           1.640                  16,856
                                                               2003        0.986           1.339                   6,015

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        0.486           0.571                      --
                                                               2003        0.396           0.486                      --
                                                               2002        0.538           0.396                      --
                                                               2001        1.000           0.538                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.067                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.075                      --

   Money Market Portfolio (2/98)                               2004        1.130           1.121                      --
                                                               2003        1.141           1.130                      --
                                                               2002        1.146           1.141                      --
                                                               2001        1.000           1.146                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.743           0.772                      --
                                                               2003        0.605           0.743                      --
                                                               2002        0.883           0.605                      --
                                                               2001        1.000           0.883                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --
                                                               2002        0.749           0.509                      --
                                                               2001        1.000           0.749                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.975           1.078                  44,993
                                                               2003        0.726           0.975                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        0.809           0.992                      --
                                                               2003        0.576           0.809                      --
                                                               2002        0.663           0.576                      --
                                                               2001        1.000           0.663                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.692           2.183                      --
                                                               2003        1.285           1.692                      --
                                                               2002        1.252           1.285                      --
                                                               2001        1.000           1.252                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        0.977           1.068                      --
                                                               2003        0.755           0.977                      --
                                                               2002        0.950           0.755                      --
                                                               2001        1.000           0.950                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        0.846           0.873                      --
                                                               2003        0.711           0.846                      --
                                                               2002        0.869           0.711                      --
                                                               2001        1.000           0.869                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --
                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --
                                                               2002        0.879           0.703                      --
                                                               2001        1.028           0.879                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --
                                                               2002        0.817           0.623                      --
                                                               2001        1.000           0.817                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.040           1.114                      --
                                                               2003        0.756           1.040                      --
                                                               2002        1.000           0.756                   3,000

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.020           1.086                      --
                                                               2003        0.798           1.020                      --
                                                               2002        1.000           0.798                   1,000

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        0.929           0.988                      --
                                                               2003        0.831           0.929                      --
                                                               2002        0.907           0.831                      --
                                                               2001        1.000           0.907                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        0.795           0.892                      --
                                                               2003        0.641           0.795                      --
                                                               2002        0.927           0.641                      --
                                                               2001        1.000           0.927                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        0.345           0.340                      --
                                                               2003        0.240           0.345                      --
                                                               2002        0.413           0.240                      --
                                                               2001        1.000           0.413                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.537           0.551                      --
                                                               2003        0.442           0.537                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (continued)     2002        0.606           0.442                      --
                                                               2001        1.000           0.606                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --
                                                               2002        1.050           1.125                      --
                                                               2001        1.000           1.050                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.721           0.761                      --
                                                               2003        0.556           0.721                      --
                                                               2002        0.804           0.556                      --
                                                               2001        1.000           0.804                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --
                                                               2002        0.855           0.691                      --
                                                               2001        1.000           0.855                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676
                                                               2002        1.086           0.871                   7,682
                                                               2001        1.000           1.086                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092
                                                               2002        1.203           0.885                   9,099
                                                               2001        1.000           1.203                   7,692

   Investors Fund - Class I (5/01)                             2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006
                                                               2002        1.083           0.818                  10,013
                                                               2001        1.000           1.083                   8,469

   Large Cap Growth Fund - Class I (5/02)                      2004        1.133           1.118                      --
                                                               2003        0.798           1.133                      --
                                                               2002        1.000           0.798                   1,000

   Small Cap Growth Fund - Class I (3/01)                      2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --
                                                               2002        1.270           0.815                      --
                                                               2001        1.000           1.270                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.133           1.183                      --
                                                               2003        0.914           1.133                      --
                                                               2002        1.000           0.914                      --
                                                               2001        1.000           1.000                      --

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.090           1.247                      --
                                                               2003        0.830           1.090                      --
                                                               2002        0.986           0.830                      --
                                                               2001        1.000           0.986                      --

   Equity Income Portfolio (4/00)                              2004        1.129           1.218                      --
                                                               2003        0.876           1.129                      --
                                                               2002        1.037           0.876                      --
                                                               2001        1.000           1.037                      --

   Federated High Yield Portfolio (5/00)                       2004        1.146           1.242                      --
                                                               2003        0.953           1.146                      --
                                                               2002        0.936           0.953                      --
                                                               2001        1.000           0.936                      --

   Federated Stock Portfolio (5/00)                            2004        1.036           1.125                      --
                                                               2003        0.827           1.036                      --
                                                               2002        1.044           0.827                      --
                                                               2001        1.000           1.044                      --

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                      --
                                                               2003        0.583           0.714                      --
                                                               2002        0.769           0.583                      --
                                                               2001        1.000           0.769                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                      --
                                                               2003        0.584           0.737                      --
                                                               2002        0.683           0.584                      --
                                                               2001        1.000           0.683                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.703           0.800                      --
                                                               2003        0.591           0.703                      --
                                                               2002        0.803           0.591                      --
                                                               2001        1.000           0.803                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (4/00)                        2004        0.578           0.640                      --
                                                               2003        0.456           0.578                      --
                                                               2002        0.706           0.456                      --
                                                               2001        1.000           0.706                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.496           0.556                      --
                                                               2003        0.369           0.496                      --
                                                               2002        0.734           0.369                      --
                                                               2001        1.000           0.734                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.080                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.204           1.222                      --
                                                               2003        1.146           1.204                      --
                                                               2002        1.103           1.146                      --
                                                               2001        1.000           1.103                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.050                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --
                                                               2002        0.862           0.644                      --
                                                               2001        1.000           0.862                      --

   MFS Total Return Portfolio (6/00)                           2004        1.204           1.318                  39,320
                                                               2003        1.052           1.204                   7,893
                                                               2002        1.131           1.052                   7,911
                                                               2001        1.000           1.131                   7,931

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.239           1.350                      --
                                                               2003        1.055           1.239                      --
                                                               2002        1.015           1.055                      --
                                                               2001        1.000           1.015                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --
                                                               2002        0.787           0.513                      --
                                                               2001        1.000           0.787                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        0.926           1.068                      --
                                                               2003        0.721           0.926                      --
                                                               2002        0.911           0.721                      --
                                                               2001        1.000           0.911                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        0.773           0.788                      --
                                                               2003        0.626           0.773                      --
                                                               2002        0.906           0.626                      --
                                                               2001        1.000           0.906                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        0.886           1.002                      --
                                                               2003        0.703           0.886                      --
                                                               2002        0.792           0.703                      --
                                                               2001        1.000           0.792                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.937           0.932                      --
                                                               2003        0.764           0.937                      --
                                                               2002        0.841           0.764                      --
                                                               2001        1.000           0.841                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --
                                                               2002        1.025           0.906                      --
                                                               2001        1.000           1.025                      --

                           PORTFOLIO VINTAGE ARCHITECT
                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.066                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.074                      --

   Money Market Portfolio (2/98)                               2004        0.987           0.978                      --
                                                               2003        1.000           0.987                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                      --
                                                               2003        0.984           1.305                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                      --
                                                               2003        0.961           1.288                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                      --
                                                               2003        0.971           1.261                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.375           1.684                      --
                                                               2003        0.982           1.375                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.260           1.375                      --
                                                               2003        0.976           1.260                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.153           1.187                      --
                                                               2003        0.971           1.153                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                      --
                                                               2003        0.994           1.220                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                      --
                                                               2003        0.989           1.281                      --
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                      --
                                                               2003        0.976           1.265                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                      --
                                                               2003        0.967           1.211                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.304           1.394                      --
                                                               2003        0.949           1.304                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.234           1.311                      --
                                                               2003        0.967           1.234                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.108           1.176                      --
                                                               2003        0.994           1.108                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.223           1.369                      --
                                                               2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        1.356           1.337                      --
                                                               2003        0.944           1.356                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.188           1.217                      --
                                                               2003        0.980           1.188                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                      --
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                      --
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.070                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                      --
                                                               2003        1.012           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                      --
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                      --
                                                               2003        0.960           1.308                      --

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.361           1.341                      --
                                                               2003        0.961           1.361                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.232           1.284                      --
                                                               2003        0.996           1.232                      --

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.281           1.462                      --
                                                               2003        0.977           1.281                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Equity Income Portfolio (4/00)                              2004        1.232           1.327                      --
                                                               2003        0.958           1.232                      --

   Federated High Yield Portfolio (5/00)                       2004        1.204           1.303                      --
                                                               2003        1.003           1.204                      --

   Federated Stock Portfolio (5/00)                            2004        1.223           1.325                      --
                                                               2003        0.978           1.223                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                      --
                                                               2003        0.971           1.229                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.308           1.463                      --
                                                               2003        0.974           1.308                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.079                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.063           1.077                      --
                                                               2003        1.014           1.063                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                      --
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                      --
                                                               2003        0.986           1.126                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.249           1.438                      --
                                                               2003        0.974           1.249                      --

   Enterprise Portfolio - Class II Shares (5/01)               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.245           1.406                      --
                                                               2003        0.991           1.245                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        1.167           1.159                      --
                                                               2003        0.953           1.167                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                      --
                                                               2003        0.986           1.336                      --

                            PORTFOLIO ARCHITECT XTRA
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2004        1.186           1.389                      --
                                                               2003        0.968           1.186                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.066                      --

   Managed Assets Trust (5/04)                                 2004        1.000           1.074                      --

   Money Market Portfolio (2/98)                               2004        0.987           0.978                   6,455
                                                               2003        1.000           0.987                   4,284

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.181           1.224                      --
                                                               2003        0.963           1.181                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                  62,507
                                                               2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2004        1.375           1.684                      --
                                                               2003        0.982           1.375                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2004        1.321           1.701                      --
                                                               2003        1.005           1.321                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (5/00)                           2004        1.260           1.375                  10,675
                                                               2003        0.976           1.260                  10,676

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/00)                           2004        1.153           1.187                   6,461
                                                               2003        0.971           1.153                   4,966

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                  33,262
                                                               2003        0.989           1.281                  19,255
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                       2004        1.304           1.394                   8,114
                                                               2003        0.949           1.304                   8,114

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2004        1.234           1.311                      --
                                                               2003        0.967           1.234                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2004        1.108           1.176                      --
                                                               2003        0.994           1.108                      --

   Global Life Sciences Portfolio - Service Shares (5/00)      2004        1.223           1.369                      --
                                                               2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (5/00)         2004        1.356           1.337                      --
                                                               2003        0.944           1.356                      --

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        1.188           1.217                   9,123
                                                               2003        0.980           1.188                   9,123

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        1.000           1.070                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.240           1.307                      --
                                                               2003        0.958           1.240                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                  10,791
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                  14,493
                                                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --

   Large Cap Growth Fund - Class I (5/02)                      2004        1.361           1.341                      --
                                                               2003        0.961           1.361                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

The Travelers Series Trust
   Convertible Securities Portfolio (5/00)                     2004        1.232           1.284                   8,332
                                                               2003        0.996           1.232                   5,538

   Disciplined Mid Cap Stock Portfolio (5/00)                  2004        1.281           1.462                   8,768
                                                               2003        0.977           1.281                   8,768

   Equity Income Portfolio (4/00)                              2004        1.232           1.327                   8,460
                                                               2003        0.958           1.232                   5,654

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Federated High Yield Portfolio (5/00)                       2004        1.204           1.303                   8,508
                                                               2003        1.003           1.204                   8,508

   Federated Stock Portfolio (5/00)                            2004        1.223           1.325                      --
                                                               2003        0.978           1.223                      --

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                   4,359
                                                               2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                   4,075
                                                               2003        0.971           1.229                   4,077

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.308           1.463                      --
                                                               2003        0.974           1.308                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

   Social Awareness Stock Portfolio (5/04)                     2004        1.000           1.079                      --

   Travelers Quality Bond Portfolio (5/00)                     2004        1.063           1.077                   3,363
                                                               2003        1.014           1.063                   2,115

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                 121,385
                                                               2003        0.986           1.126                  75,188

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2004        1.249           1.438                   7,648
                                                               2003        0.974           1.249                   8,465

   Enterprise Portfolio - Class II Shares (5/01)               2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/00)            2004        1.245           1.406                  13,010
                                                               2003        0.991           1.245                  11,624

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        1.167           1.159                      --
                                                               2003        0.953           1.167                      --

   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.122           1.227                  47,564
                                                               2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.095           1.167                 127,017
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.189           1.328                 209,668
                                                               2003        1.000           1.189                  11,198

   Growth Fund - Class 2 Shares (12/99)                        2004        1.151           1.274                 594,397
                                                               2003        1.000           1.151                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.149           1.247                 707,032
                                                               2003        1.000           1.149                  24,831

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.194           1.310                  79,792
                                                               2003        1.000           1.194                   8,288

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.119           1.240                  93,925
                                                               2003        1.000           1.119                   2,394

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.265           1.552                 109,299
                                                               2003        1.000           1.265                   7,153

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.177           1.373                 208,807
                                                               2003        1.000           1.177                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.163           1.327                  14,468
                                                               2003        1.000           1.163                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.121           1.200                 135,134
                                                               2003        1.000           1.121                  11,777

   Diversified Strategic Income Portfolio (2/01)               2004        1.059           1.112                 165,730
                                                               2003        1.000           1.059                   7,260

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.132           1.227                 165,512
                                                               2003        1.000           1.132                   2,383

   Fundamental Value Portfolio (4/01)                          2004        1.171           1.246                 184,304
                                                               2003        1.000           1.171                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.144           1.355                   6,353
                                                               2003        1.000           1.144                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.175           1.328                  42,276
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.142           1.266                  75,347
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.158           1.413                 220,095
                                                               2003        1.000           1.158                   5,067

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.048           1.122                 152,537
                                                               2003        1.000           1.048                   7,307

   Total Return Portfolio - Administrative Class (5/01)        2004        1.026           1.059                 184,224
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.182           1.351                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.238           1.537                  31,452
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.172           1.248                  72,054
                                                               2003        1.000           1.172                      --

   Investors Fund - Class I (5/01)                             2004        1.149           1.247                  19,843
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.239           1.402                  31,281
                                                               2003        1.000           1.239                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.103           1.122                     326
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.153           1.167                   6,481
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.131           1.186               1,197,888
                                                               2003        1.000           1.131                  18,486

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.091           1.127                 566,801
                                                               2003        1.000           1.091                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.142           1.238                 216,095
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.124           1.180                  53,951
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.134           1.226                  60,231
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)                                 2004        1.125           1.179                   9,902
                                                               2003        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.321                 109,099
                                                               2003        1.000           1.160                   1,167

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.091           1.244                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.107           1.228                  19,369
                                                               2003        1.000           1.107                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.129           1.234                  24,600
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.193                      --
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (6/00)                           2004        1.080           1.185                 545,728
                                                               2003        1.000           1.080                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.081           1.179                 117,524
                                                               2003        1.000           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                 116,252
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.138           1.230                 414,907
                                                               2003        1.000           1.138                  15,556

   Smith Barney High Income Portfolio (5/01)                   2004        1.103           1.198                 139,420
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.171           1.156                  62,721
                                                               2003        1.000           1.171                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.160           1.260                  60,929
                                                               2003        1.000           1.160                  11,142

   Smith Barney Money Market Portfolio (7/00)                  2004        0.996           0.988                  93,816
                                                               2003        1.000           0.996                  98,846

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.213                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.031           1.043                 303,771
                                                               2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.130           1.155                      --
                                                               2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.117           1.176                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.237           1.406                  79,725
                                                               2003        1.000           1.237                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.143           1.297                 302,203
                                                               2003        1.000           1.143                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.200           1.471                 335,336
                                                               2003        1.000           1.200                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.122           1.226                      --
                                                               2003        1.000           1.122                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.095           1.166                      --
                                                               2003        1.000           1.095                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.189           1.327                      --
                                                               2003        1.000           1.189                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.151           1.273                      --
                                                               2003        1.000           1.151                      --

   Growth - Income Fund - Class 2 Shares (3/00)                2004        1.148           1.246                      --
                                                               2003        1.000           1.148                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.194           1.309                      --
                                                               2003        1.000           1.194                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.119           1.239                      --
                                                               2003        1.000           1.119                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.265           1.551                      --
                                                               2003        1.000           1.265                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.177           1.372                      --
                                                               2003        1.000           1.177                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.163           1.326                      --
                                                               2003        1.000           1.163                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.121           1.199                      --
                                                               2003        1.000           1.121                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.059           1.111                      --
                                                               2003        1.000           1.059                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.131           1.226                      --
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (4/01)                          2004        1.170           1.245                      --
                                                               2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.143           1.354                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.175           1.327                      --
                                                               2003        1.000           1.175                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.142           1.265                      --
                                                               2003        1.000           1.142                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.158           1.412                      --
                                                               2003        1.000           1.158                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.206                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.204                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.121                      --
                                                               2003        1.000           1.047                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.026           1.058                      --
                                                               2003        1.000           1.026                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.182           1.350                      --
                                                               2003        1.000           1.182                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.238           1.536                      --
                                                               2003        1.000           1.238                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.172           1.248                      --
                                                               2003        1.000           1.172                      --

   Investors Fund - Class I (5/01)                             2004        1.149           1.246                      --
                                                               2003        1.000           1.149                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.238           1.401                      --
                                                               2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.103           1.121                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.153           1.166                      --
                                                               2003        1.000           1.153                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.130           1.185                  34,697
                                                               2003        1.000           1.130                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.091           1.126                  35,338
                                                               2003        1.000           1.091                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.142           1.238                      --
                                                               2003        1.000           1.142                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.124           1.180                      --
                                                               2003        1.000           1.124                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.134           1.225                      --
                                                               2003        1.000           1.134                      --

   Large Cap Portfolio (11/99)                                 2004        1.125           1.178                      --
                                                               2003        1.000           1.125                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.320                      --
                                                               2003        1.000           1.160                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.091           1.243                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.107           1.227                      --
                                                               2003        1.000           1.107                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.120                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.129           1.233                      --
                                                               2003        1.000           1.129                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.192                      --
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (6/00)                           2004        1.080           1.184                      --
                                                               2003        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.081           1.179                      --
                                                               2003        1.000           1.081                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.993                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.137           1.230                      --
                                                               2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.103           1.198                      --
                                                               2003        1.000           1.103                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.170           1.155                      --
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.160           1.259                      --
                                                               2003        1.000           1.160                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.995           0.987                      --
                                                               2003        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.212                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.031           1.042                      --
                                                               2003        1.000           1.031                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.130           1.154                      --
                                                               2003        1.000           1.130                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.117           1.175                      --
                                                               2003        1.000           1.117                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.236           1.405                      --
                                                               2003        1.000           1.236                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.143           1.296                      --
                                                               2003        1.000           1.143                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.200           1.470                      --
                                                               2003        1.000           1.200                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.020           1.115                     636
                                                               2003        0.786           1.020                     636

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.616           0.656                      --
                                                               2003        0.509           0.616                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        0.975           1.078                  44,993
                                                               2003        0.726           0.975                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        0.757           0.829                      --
                                                               2003        0.562           0.757                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.036           1.146                      --
                                                               2003        0.842           1.036                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                      --

                                                               2003        1.000           1.444                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        0.913           1.063                      --
                                                               2003        0.703           0.913                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.025           1.168                      --
                                                               2003        0.790           1.025                      --
                                                               2002        1.000           0.790                   2,000

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        0.956           1.022                     437
                                                               2003        0.782           0.956                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.157           1.214                      --
                                                               2003        1.055           1.157                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        0.781           0.846                      --
                                                               2003        0.623           0.781                      --

   Fundamental Value Portfolio (4/01)                          2004        1.217           1.294                      --
                                                               2003        0.894           1.217                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.373           0.442                      --
                                                               2003        0.282           0.373                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                      --
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                      --
                                                               2003        1.000           1.241                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                      --
                                                               2003        1.000           1.256                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118                      --
                                                               2003        1.000           1.045                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.160           1.195                      --
                                                               2003        1.125           1.160                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.873           0.996                      --
                                                               2003        0.691           0.873                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.281           1.588                   7,671
                                                               2003        0.871           1.281                   7,676

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.209           1.286                   9,087
                                                               2003        0.885           1.209                   9,092

   Investors Fund - Class I (5/01)                             2004        1.064           1.153                  10,000
                                                               2003        0.818           1.064                  10,006

   Small Cap Growth Fund - Class I (3/01)                      2004        1.191           1.347                      --
                                                               2003        0.815           1.191                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.786           0.798                      --
                                                               2003        0.648           0.786                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.846           0.855                      --
                                                               2003        0.641           0.846                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.369           1.434                   7,468
                                                               2003        1.060           1.369                      --
                                                               2002        1.000           1.060                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.242           1.281                  12,104
                                                               2003        1.037           1.242                      --
                                                               2002        1.000           1.037                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.387           1.502                   3,656
                                                               2003        1.073           1.387                      --
                                                               2002        1.000           1.073                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.353           1.419                   3,767
                                                               2003        1.068           1.353                      --
                                                               2002        1.000           1.068                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.129           1.218                      --
                                                               2003        0.876           1.129                      --

   Large Cap Portfolio (11/99)                                 2004        0.714           0.747                      --
                                                               2003        0.583           0.714                      --

   Lazard International Stock Portfolio (5/00)                 2004        0.737           0.838                      --
                                                               2003        0.584           0.737                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        0.703           0.800                      --
                                                               2003        0.591           0.703                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        0.578           0.640                      --
                                                               2003        0.456           0.578                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                      --
                                                               2003        1.000           1.214                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        0.818           0.856                      --
                                                               2003        0.644           0.818                      --

   MFS Total Return Portfolio (6/00)                           2004        1.204           1.318                  39,320
                                                               2003        1.052           1.204                   7,893

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.239           1.350                      --
                                                               2003        1.055           1.239                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (continued)              2002        1.015           1.055                      --
                                                               2001        1.031           1.015                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.135           1.225                  15,643
                                                               2003        0.859           1.135                   8,560

   Smith Barney High Income Portfolio (5/01)                   2004        1.033           1.121                      --
                                                               2003        0.825           1.033                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.918           0.905                  21,387
                                                               2003        0.634           0.918                  10,331

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.211           1.313                  31,028
                                                               2003        0.950           1.211                  22,951

   Smith Barney Money Market Portfolio (7/00)                  2004        1.051           1.042                 185,056
                                                               2003        1.063           1.051                      --

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.724                      --
                                                               2003        0.513           0.668                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.186           1.198                   9,463
                                                               2003        1.114           1.186                   9,469

   Van Kampen Enterprise Portfolio (8/00)                      2004        0.641           0.653                      --
                                                               2003        0.519           0.641                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        0.687           0.722                      --
                                                               2003        0.549           0.687                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.960           1.090                      --
                                                               2003        0.688           0.960                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.009           1.143                      --
                                                               2003        0.800           1.009                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.230           1.507                      --
                                                               2003        0.906           1.230                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.121           1.224                  83,568
                                                               2003        1.000           1.121                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.094           1.163                      --
                                                               2003        1.000           1.094                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.324                 263,884
                                                               2003        1.000           1.188                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.150           1.270                 276,644
                                                               2003        1.000           1.150                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.148           1.244                 534,239
                                                               2003        1.000           1.148                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.193           1.306                   9,224
                                                               2003        1.000           1.193                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.118           1.236                   9,762
                                                               2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.264           1.547                   6,128
                                                               2003        1.000           1.264                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.176           1.369                  35,130
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.162           1.324                      --
                                                               2003        1.000           1.162                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.120           1.197                   8,849
                                                               2003        1.000           1.120                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.058           1.109                      --
                                                               2003        1.000           1.058                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.131           1.224                      --
                                                               2003        1.000           1.131                      --

   Fundamental Value Portfolio (4/01)                          2004        1.170           1.243                 279,395
                                                               2003        1.000           1.170                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.143           1.351                      --
                                                               2003        1.000           1.143                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.174           1.324                      --
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.141           1.262                  75,180
                                                               2003        1.000           1.141                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.157           1.409                  70,760
                                                               2003        1.000           1.157                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.204                  11,520
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.202                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.119                  96,680
                                                               2003        1.000           1.047                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.056                  44,977
                                                               2003        1.000           1.025                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.181           1.348                      --
                                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.237           1.533                 236,179
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.171           1.245                  11,919
                                                               2003        1.000           1.171                      --

   Investors Fund - Class I (5/01)                             2004        1.148           1.244                  17,949
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.238           1.399                  26,711
                                                               2003        1.000           1.238                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.102           1.119                   7,191
                                                               2003        1.000           1.102                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.152           1.164                  12,731
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.130           1.183                 141,272
                                                               2003        1.000           1.130                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.090           1.124                  29,159
                                                               2003        1.000           1.090                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.141           1.235                      --
                                                               2003        1.000           1.141                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.123           1.177                      --
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.133           1.223                  33,990
                                                               2003        1.000           1.133                      --

   Large Cap Portfolio (11/99)                                 2004        1.124           1.176                      --
                                                               2003        1.000           1.124                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.160           1.318                  23,515
                                                               2003        1.000           1.160                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.091           1.241                      --
                                                               2003        1.000           1.091                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.106           1.224                      --
                                                               2003        1.000           1.106                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.119                  54,680

   Pioneer Fund Portfolio (5/03)                               2004        1.128           1.231                  12,985
                                                               2003        1.000           1.128                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.138           1.189                      --
                                                               2003        1.000           1.138                      --

   MFS Total Return Portfolio (6/00)                           2004        1.080           1.181                 168,861
                                                               2003        1.000           1.080                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.080           1.176                      --
                                                               2003        1.000           1.080                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.991                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.137           1.227                 243,568
                                                               2003        1.000           1.137                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.102           1.195                  22,846
                                                               2003        1.000           1.102                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.170           1.152                  12,249
                                                               2003        1.000           1.170                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.159           1.257                      --
                                                               2003        1.000           1.159                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.995           0.985                      --
                                                               2003        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.118           1.209                      --
                                                               2003        1.000           1.118                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.030           1.040                  12,120
                                                               2003        1.000           1.030                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.129           1.152                      --
                                                               2003        1.000           1.129                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.116           1.173                      --
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.236           1.402                  14,738
                                                               2003        1.000           1.236                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.142           1.293                  27,499
                                                               2003        1.000           1.142                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.199           1.467                  20,405
                                                               2003        1.000           1.199                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.222                  53,770
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.162                  22,312
                                                               2003        1.000           1.093                   2,838

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.322                 359,933
                                                               2003        1.000           1.188                  25,685

   Growth Fund - Class 2 Shares (12/99)                        2004        1.150           1.268               1,406,254
                                                               2003        1.000           1.150                  14,313

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.147           1.242               1,878,411
                                                               2003        1.000           1.147                  54,395

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.193           1.304                 185,368
                                                               2003        1.000           1.193                  30,431

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.118           1.235                 143,445
                                                               2003        1.000           1.118                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.545                 111,636
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.176           1.367                 422,727
                                                               2003        1.000           1.176                   8,015

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.162           1.322                 273,758
                                                               2003        1.000           1.162                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.120           1.195                 459,734
                                                               2003        1.000           1.120                   8,063

   Diversified Strategic Income Portfolio (2/01)               2004        1.058           1.107                 410,739
                                                               2003        1.000           1.058                  31,831

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.130           1.222               1,113,161
                                                               2003        1.000           1.130                   9,822

   Fundamental Value Portfolio (4/01)                          2004        1.169           1.241                 692,617
                                                               2003        1.000           1.169                  61,068

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.350                  58,373
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.174           1.322                  26,720
                                                               2003        1.000           1.174                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.141           1.260                 446,478
                                                               2003        1.000           1.141                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.407                 290,835
                                                               2003        1.000           1.156                  27,632

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                  15,726
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                   4,348
                                                               2003        1.000           1.067                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.118                 356,400
                                                               2003        1.000           1.046                   1,830

   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.054                 743,362
                                                               2003        1.000           1.025                  20,461

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.181           1.346                      --
                                                               2003        1.000           1.181                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.237           1.531                  37,993
                                                               2003        1.000           1.237                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.170           1.243                  49,432
                                                               2003        1.000           1.170                      --

   Investors Fund - Class I (5/01)                             2004        1.148           1.242                  16,315
                                                               2003        1.000           1.148                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.237           1.397                  98,427
                                                               2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.102           1.117                  39,294
                                                               2003        1.000           1.102                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.152           1.162                  30,941
                                                               2003        1.000           1.152                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.181               1,697,679
                                                               2003        1.000           1.129                  47,387

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth     2004        1.090           1.122               2,221,710
   and Value (10/02)                                           2003        1.000           1.090                   3,593

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.141           1.233                 441,646
                                                               2003        1.000           1.141                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.123           1.175                 171,003
                                                               2003        1.000           1.123                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.133           1.221                 333,437
                                                               2003        1.000           1.133                  12,528

   Large Cap Portfolio (11/99)                                 2004        1.124           1.174                   3,595
                                                               2003        1.000           1.124                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.159           1.316                  73,721
                                                               2003        1.000           1.159                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.090           1.239                 177,695
                                                               2003        1.000           1.090                  46,178

   MFS Emerging Growth Portfolio (4/00)                        2004        1.106           1.223                     585
                                                               2003        1.000           1.106                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                   2,901

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.229                  25,906
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.137           1.188                 194,994
                                                               2003        1.000           1.137                  70,962

   MFS Total Return Portfolio (6/00)                           2004        1.079           1.180                 786,907
                                                               2003        1.000           1.079                  56,756

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.079           1.174                 159,052
                                                               2003        1.000           1.079                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                  29,057
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.136           1.225                 420,028
                                                               2003        1.000           1.136                  12,270

   Smith Barney High Income Portfolio (5/01)                   2004        1.102           1.193                 369,138
                                                               2003        1.000           1.102                  19,889

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.151                 191,006
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.159           1.255                 147,977
                                                               2003        1.000           1.159                   4,777

   Smith Barney Money Market Portfolio (7/00)                  2004        0.995           0.984                 290,348
                                                               2003        1.000           0.995                  46,545

   Strategic Equity Portfolio (11/99)                          2004        1.117           1.208                      --
                                                               2003        1.000           1.117                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.030           1.039                 300,557
                                                               2003        1.000           1.030                   1,863

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.129           1.150                   2,766
                                                               2003        1.000           1.129                   1,323

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.116           1.171                  47,346
                                                               2003        1.000           1.116                  13,162

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.235           1.400                  25,352
                                                               2003        1.000           1.235                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.141           1.291                 468,766
                                                               2003        1.000           1.141                  44,231

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.465                 163,930
                                                               2003        1.000           1.198                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   4,023
                                                               2003        0.960           1.244                   4,025

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  48,619
                                                               2003        0.984           1.305                  14,702

   Growth Fund - Class 2 Shares (12/99)                        2004        1.288           1.420                  62,507
                                                               2003        0.961           1.288                  28,789

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.261           1.364                  67,721
                                                               2003        0.971           1.261                  34,172

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.303           1.424                      --
                                                               2003        0.969           1.303                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                   7,977
                                                               2003        0.994           1.220                   8,525

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.281           1.489                  33,262
                                                               2003        0.989           1.281                  19,255

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.265           1.438                   3,817
                                                               2003        0.976           1.265                   4,335
                                                               2002        1.000           0.976                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.193           1.272                  86,821
                                                               2003        0.977           1.193                  56,139

   Diversified Strategic Income Portfolio (2/01)               2004        1.106           1.158                 132,433
                                                               2003        1.010           1.106                 132,433

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.211           1.308                  16,232
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (4/01)                          2004        1.312           1.392                 100,835
                                                               2003        0.966           1.312                  34,716

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                      --
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                   7,792
                                                               2003        1.000           1.239                   8,654

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  12,377
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                      --
                                                               2003        1.000           1.044                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  46,736
                                                               2003        1.012           1.042                  44,582

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                   8,851
                                                               2003        0.994           1.253                   8,851

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                  10,791
                                                               2003        0.977           1.433                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.308           1.389                  14,493
                                                               2003        0.960           1.308                  14,500

   Investors Fund - Class I (5/01)                             2004        1.243           1.345                  58,340
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.415           1.597                      --
                                                               2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                 644,058
                                                               2003        0.969           1.249                 466,149
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                  39,058
                                                               2003        0.979           1.171                   3,180
                                                               2002        1.000           0.979                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                  29,286
                                                               2003        0.963           1.241                  29,286
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                  25,985
                                                               2003        0.962           1.216                      --
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.232           1.327                   8,460
                                                               2003        0.958           1.232                   5,654

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                   4,359
                                                               2003        0.967           1.181                   2,910

   Lazard International Stock Portfolio (5/00)                 2004        1.262           1.432                      --
                                                               2003        1.001           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.229           1.358                   4,075
                                                               2003        0.971           1.229                   4,077

   MFS Value Portfolio (5/04)                                  2004        1.000           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.226           1.279                   8,383
                                                               2003        0.967           1.226                   5,578

   MFS Total Return Portfolio (6/00)                           2004        1.126           1.230                 121,385
                                                               2003        0.986           1.126                  75,188

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.181           1.285                      --
                                                               2003        1.008           1.181                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.254           1.351                 159,343
                                                               2003        0.951           1.254                  62,697

   Smith Barney High Income Portfolio (5/01)                   2004        1.259           1.363                 111,285
                                                               2003        1.007           1.259                 116,508

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                  64,127
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                  26,737
                                                               2003        0.977           1.242                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.986           0.975                      --
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                      --
                                                               2003        0.969           1.260                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.078           1.087                      --
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                      --
                                                               2003        0.974           1.356                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.247           1.410                   2,583
                                                               2003        0.991           1.247                   2,583

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.336           1.633                  40,964
                                                               2003        0.986           1.336                  27,832

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.220                  69,813
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.160                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.188           1.320                 418,416
                                                               2003        1.000           1.188                  12,571

   Growth Fund - Class 2 Shares (12/99)                        2004        1.149           1.266               1,448,922
                                                               2003        1.000           1.149                   2,496

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.147           1.240               1,766,970
                                                               2003        1.000           1.147                  98,693

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.193           1.302                 155,797
                                                               2003        1.000           1.193                   1,183

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.233                 362,129
                                                               2003        1.000           1.117                  33,112

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.543                  60,640
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.176           1.365                 334,841
                                                               2003        1.000           1.176                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.161           1.320                 186,548
                                                               2003        1.000           1.161                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.120           1.193                 508,994
                                                               2003        1.000           1.120                  28,096

   Diversified Strategic Income Portfolio (2/01)               2004        1.057           1.106                 289,574
                                                               2003        1.000           1.057                  21,719

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.130           1.220                 138,787
                                                               2003        1.000           1.130                  46,185

   Fundamental Value Portfolio (4/01)                          2004        1.169           1.239                 561,965
                                                               2003        1.000           1.169                   1,718

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.348                  21,722
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.173           1.320                  55,847
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.259                 215,528
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.405                 195,242
                                                               2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                   2,234
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.116                 321,614
                                                               2003        1.000           1.046                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.025           1.053                 692,716
                                                               2003        1.000           1.025                  79,184

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.344                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.529                  26,473
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.170           1.242                  47,407
                                                               2003        1.000           1.170                      --

   Investors Fund - Class I (5/01)                             2004        1.147           1.240                     866
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.237           1.395                  25,125
                                                               2003        1.000           1.237                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.116                  25,881
                                                               2003        1.000           1.101                  19,652

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.179               3,163,455
                                                               2003        1.000           1.129                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.089           1.120               1,814,630
                                                               2003        1.000           1.089                  56,399

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.232                 559,469
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.174                  70,565
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.133           1.219                  63,101
                                                               2003        1.000           1.133                  21,231

   Large Cap Portfolio (11/99)                                 2004        1.123           1.172                  14,345
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.159           1.314                 113,964
                                                               2003        1.000           1.159                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.090           1.237                  10,421
                                                               2003        1.000           1.090                   1,812

   MFS Emerging Growth Portfolio (4/00)                        2004        1.106           1.221                  18,394
                                                               2003        1.000           1.106                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                 116,014

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.227                  90,074
                                                               2003        1.000           1.127                  13,260

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.137           1.186                  11,931
                                                               2003        1.000           1.137                      --

   MFS Total Return Portfolio (6/00)                           2004        1.079           1.178                 984,342
                                                               2003        1.000           1.079                  69,945

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.079           1.173                 288,907
                                                               2003        1.000           1.079                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                  41,912
                                                               2003        1.000           0.997                  13,532

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.136           1.224                 771,612
                                                               2003        1.000           1.136                  63,097

   Smith Barney High Income Portfolio (5/01)                   2004        1.101           1.192                 348,505
                                                               2003        1.000           1.101                  10,982

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.149                 187,376
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.253                 105,261
                                                               2003        1.000           1.158                  49,733

   Smith Barney Money Market Portfolio (7/00)                  2004        0.994           0.983                 617,070
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.117           1.206                      --
                                                               2003        1.000           1.117                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.029           1.037                 118,574
                                                               2003        1.000           1.029                  39,493

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.129           1.149                      --
                                                               2003        1.000           1.129                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.116           1.170                  19,007
                                                               2003        1.000           1.116                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.235           1.398                  74,374
                                                               2003        1.000           1.235                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.141           1.289                 235,973
                                                               2003        1.000           1.141                  77,787

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.463                 122,159
                                                               2003        1.000           1.198                   1,675

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.220                      --
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.319                  14,907
                                                               2003        1.000           1.187                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.149           1.266                   5,032
                                                               2003        1.000           1.149                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.147           1.239                  22,820
                                                               2003        1.000           1.147                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.192           1.302                      --
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.232                      --
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.542                  10,047
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.175           1.364                   7,082
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.119           1.192                      --
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.057           1.105                      --
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.130           1.219                      --
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (4/01)                          2004        1.169           1.238                      --
                                                               2003        1.000           1.169                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.347                   4,813
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.173           1.320                      --
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.258                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.404                   6,909
                                                               2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.115                  15,726
                                                               2003        1.000           1.046                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.052                      --
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.343                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.528                   4,239
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.170           1.241                      --
                                                               2003        1.000           1.170                      --

   Investors Fund - Class I (5/01)                             2004        1.147           1.240                      --
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.236           1.394                   4,623
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.115                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.179                      --
                                                               2003        1.000           1.129                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.089           1.120                      --
                                                               2003        1.000           1.089                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.231                      --
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.173                      --
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.132           1.218                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2004        1.123           1.172                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.158           1.313                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.090           1.236                      --
                                                               2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.105           1.220                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.117                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.226                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.185                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (6/00)                           2004        1.078           1.177                      --
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.079           1.172                      --
                                                               2003        1.000           1.079                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.988                   4,396
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.136           1.223                      --
                                                               2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.101           1.191                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.148                      --
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.252                   7,109
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.994           0.982                      --
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.205                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.029           1.036                      --
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.128           1.148                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.115           1.169                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.397                      --
                                                               2003        1.000           1.234                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.141           1.288                  10,306
                                                               2003        1.000           1.141                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.198           1.462                      --
                                                               2003        1.000           1.198                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.082                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.114                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.000           1.087                  29,474

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.000           1.066                  44,503

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.000           1.086                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.101                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.000           1.157                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.121                  21,542

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.000           1.058                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.000           1.071                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.000           1.071                      --

   Fundamental Value Portfolio (4/01)                          2004        1.000           1.059                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.131                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.127                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.101                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.162                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.121                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.069                  14,137

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.045                  19,840

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.160                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.194                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.000           1.058                      --

   Investors Fund - Class I (5/01)                             2004        1.000           1.081                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.000           1.167                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.017                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth              2004        1.000           1.027                      --
   Portfolio (5/01)

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.040                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.032                  45,975

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.068                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.034                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.000           1.103                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.050                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.146                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.000           1.125                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.000           1.083                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.127                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.094                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.056                      --

   MFS Total Return Portfolio (6/00)                           2004        1.000           1.097                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.000           1.105                   5,334

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.999                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.000           1.067                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.000           1.086                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.991                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.096                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        1.000           0.995                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.099                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.000           1.030                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.000           1.038                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.000           1.060                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.170                   7,051

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.000           1.109                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.228                  13,438

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.242           1.351                  37,059
                                                               2003        0.960           1.242                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.144           1.212                      --
                                                               2003        0.948           1.144                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.303           1.446                   9,897
                                                               2003        0.984           1.303                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.285           1.415                  76,812
                                                               2003        0.960           1.285                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.258           1.358                  46,024
                                                               2003        0.971           1.258                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.300           1.418                  23,049
                                                               2003        0.969           1.300                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.341                      --
                                                               2003        0.994           1.217                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.757                   6,217
                                                               2003        1.000           1.440                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.279           1.483                   7,327
                                                               2003        0.989           1.279                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.262           1.433                      --
                                                               2003        0.976           1.262                      --
                                                               2002        1.000           0.976                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.190           1.267                  26,515
                                                               2003        0.977           1.190                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.104           1.153                      --
                                                               2003        1.010           1.104                   3,284

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.208           1.303                      --
                                                               2003        0.967           1.208                      --

   Fundamental Value Portfolio (4/01)                          2004        1.310           1.386                  28,972
                                                               2003        0.966           1.310                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.296           1.527                  16,511
                                                               2003        0.983           1.296                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.493                      --
                                                               2003        1.000           1.329                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.364                   3,941
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.520                  11,391
                                                               2003        1.000           1.253                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110                 237,615
                                                               2003        1.000           1.042                  27,845

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.040           1.067                   1,618
                                                               2003        1.012           1.040                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.250           1.421                      --
                                                               2003        0.994           1.250                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.430           1.765                   9,211
                                                               2003        0.977           1.430                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.305           1.383                      --
                                                               2003        0.960           1.305                      --

   Investors Fund - Class I (5/01)                             2004        1.241           1.340                      --
                                                               2003        0.958           1.241                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.412           1.591                      --
                                                               2003        0.970           1.412                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.163           1.176                  27,403
                                                               2003        0.963           1.163                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.261           1.269                      --
                                                               2003        0.960           1.261                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.246           1.300                  37,981
                                                               2003        0.969           1.246                      --
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.200                 214,184
                                                               2003        0.979           1.168                   7,110
                                                               2002        1.000           0.979                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.239           1.336                  11,257
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.213           1.267                  11,665
                                                               2003        0.961           1.213                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.230           1.322                      --
                                                               2003        0.958           1.230                      --

   Large Cap Portfolio (11/99)                                 2004        1.179           1.228                      --
                                                               2003        0.966           1.179                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.259           1.426                  24,269
                                                               2003        1.001           1.259                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.153           1.308                   8,261
                                                               2003        0.973           1.153                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.227           1.353                   7,169
                                                               2003        0.971           1.227                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.316                      --
                                                               2003        1.000           1.210                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.223           1.274                  19,700
                                                               2003        0.967           1.223                      --

   MFS Total Return Portfolio (6/00)                           2004        1.124           1.225                      --
                                                               2003        0.986           1.124                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2004        1.179           1.280                      --
                                                               2003        1.008           1.179                      --
                                                               2002        1.000           1.008                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                   6,036
                                                               2003        1.000           0.997                   1,321

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.251           1.346                  20,208
                                                               2003        0.951           1.251                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.256           1.358                      --
                                                               2003        1.007           1.256                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.366           1.341                  23,147
                                                               2003        0.946           1.366                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.240           1.339                  25,731
                                                               2003        0.977           1.240                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.984           0.971                      --
                                                               2003        0.999           0.984                      --

   Strategic Equity Portfolio (11/99)                          2004        1.257           1.355                  18,478
                                                               2003        0.969           1.257                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.076           1.082                     613
                                                               2003        1.014           1.076                   4,605

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.187           1.206                      --
                                                               2003        0.966           1.187                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.195           1.251                      --
                                                               2003        0.959           1.195                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.353           1.531                   5,586
                                                               2003        0.974           1.353                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.245           1.405                  38,260
                                                               2003        0.991           1.245                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.334           1.626                      --
                                                               2003        0.986           1.334                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.217                  23,528
                                                               2003        1.000           1.119                  23,528

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.157                  24,077
                                                               2003        1.000           1.092                  24,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.317                 330,117
                                                               2003        1.000           1.187                  22,177

   Growth Fund - Class 2 Shares (12/99)                        2004        1.148           1.263                 245,275
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.146           1.237                 262,019
                                                               2003        1.000           1.146                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.192           1.299                  11,635
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.230                  41,936
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.262           1.539                   4,065
                                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.175           1.361                  66,798
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.160           1.316                   7,758
                                                               2003        1.000           1.160                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.119           1.190                   7,080
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.057           1.103                  35,131
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.129           1.217                   4,735
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (4/01)                          2004        1.168           1.236                 236,783
                                                               2003        1.000           1.168                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.141           1.344                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.317                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.255                  29,192
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.401                  77,858
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.113                  49,935
                                                               2003        1.000           1.045                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.050                 137,058
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.340                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.525                 166,500
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.169           1.238                  10,751
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (5/01)                             2004        1.146           1.237                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.236           1.391                 136,103
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.113                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.157                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.176                 378,406
                                                               2003        1.000           1.128                  30,270

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.117                 133,180
                                                               2003        1.000           1.088                   1,918

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.139           1.228                  68,379
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.171                   7,528
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.132           1.216                   3,811
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2004        1.123           1.169                   1,358
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.158           1.310                  25,098
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.089           1.234                      --
                                                               2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.105           1.218                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.224                  59,488
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.136           1.183                  23,085
                                                               2003        1.000           1.136                  23,085

   MFS Total Return Portfolio (6/00)                           2004        1.078           1.175                 495,761
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.078           1.170                      --
                                                               2003        1.000           1.078                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.135           1.220                 206,081
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.101           1.189                  39,979
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.168           1.146                      --
                                                               2003        1.000           1.168                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.250                      --
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.993           0.980                      --
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.203                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.028           1.034                   4,857
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.128           1.145                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.115           1.167                      --
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.394                   4,097
                                                               2003        1.000           1.234                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.140           1.286                  10,891
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.197           1.459                 120,814
                                                               2003        1.000           1.197                      --

                            VINTAGE XTRA (SERIES II)
                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.081                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.113                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.000           1.086                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.000           1.085                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.120                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.000           1.057                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.000           1.071                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.000           1.070                      --

   Fundamental Value Portfolio (4/01)                          2004        1.000           1.058                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.130                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.161                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.117                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.120                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.068                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.045                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.159                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.193                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.000           1.057                      --

   Investors Fund - Class I (5/01)                             2004        1.000           1.080                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.000           1.166                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.016                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth              2004        1.000           1.026                      --
   Portfolio (5/01)

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.039                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.031                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.067                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.033                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.000           1.102                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.049                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.145                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.000           1.124                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.000           1.082                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.127                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.093                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.055                      --

   MFS Total Return Portfolio (6/00)                           2004        1.000           1.096                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.000           1.104                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.998                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.000           1.066                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.000           1.085                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.990                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.095                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.098                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.000           1.037                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.000           1.059                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.170                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.000           1.108                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.227                      --

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.35% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.081                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.058                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.113                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.000           1.086                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.000           1.065                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.000           1.085                  19,739

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.100                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.000           1.156                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.000           1.119                      --

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.000           1.057                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.000           1.070                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.000           1.070                      --

   Fundamental Value Portfolio (4/01)                          2004        1.000           1.058                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.130                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.161                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.117                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.119                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.067                  39,655

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.044                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.159                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.193                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.000           1.057                      --

   Investors Fund - Class I (5/01)                             2004        1.000           1.079                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.000           1.166                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.016                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.000           1.026                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.039                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.031                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.067                  80,235

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.033                  41,105

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.000           1.102                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.048                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.000           1.145                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.000           1.124                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.000           1.082                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.126                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.093                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.000           1.055                      --

   MFS Total Return Portfolio (6/00)                           2004        1.000           1.096                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.000           1.104                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.000           1.066                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.000           1.085                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.990                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.094                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.098                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.000           1.029                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (8/00)                      2004        1.000           1.036                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.000           1.059                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.169                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.000           1.107                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.000           1.227                  17,650

                            VINTAGE XTRA (SERIES II)
                       SEPARATE ACCOUNT CHARGES 2.40% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.215                  75,559
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.186           1.314                  40,738
                                                               2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (12/99)                        2004        1.148           1.260                 113,459
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (3/00)                  2004        1.145           1.234                  97,009
                                                               2003        1.000           1.145                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/00)             2004        1.191           1.296                   8,159
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.227                 149,839
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.536                   7,023
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2004        1.174           1.359                   7,546
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2004        1.160           1.314                      --
                                                               2003        1.000           1.160                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2004        1.118           1.188                  22,999
                                                               2003        1.000           1.118                      --

   Diversified Strategic Income Portfolio (2/01)               2004        1.056           1.100                  34,829
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio - Class II Shares (2/01)             2004        1.128           1.214                  22,782
                                                               2003        1.000           1.128                      --

   Fundamental Value Portfolio (4/01)                          2004        1.167           1.233                  55,081
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.140           1.341                  44,609
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.314                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                  11,557
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.154           1.398                   8,818
                                                               2003        1.000           1.154                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                   4,895
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.111                  83,837
                                                               2003        1.000           1.044                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                  41,318
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.337                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.521                   7,698
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2004        1.168           1.236                  22,252
                                                               2003        1.000           1.168                      --

   Investors Fund - Class I (5/01)                             2004        1.146           1.234                   2,313
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (3/01)                      2004        1.235           1.388                   2,658
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.100           1.110                  83,268
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.155                 106,539
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.127           1.174                 295,912
                                                               2003        1.000           1.127                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.115                 477,801
                                                               2003        1.000           1.088                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.139           1.226                 242,113
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.121           1.168                      --
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (4/00)                              2004        1.131           1.213                      --
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (11/99)                                 2004        1.122           1.167                      --
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (5/00)                 2004        1.157           1.308                  30,740
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (8/00)               2004        1.088           1.231                  18,019
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (4/00)                        2004        1.104           1.215                      --
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.221                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2004        1.135           1.180                      --
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (6/00)                           2004        1.077           1.172                  29,486
                                                               2003        1.000           1.077                      --

   Pioneer Strategic Income Portfolio (5/00)                   2004        1.078           1.167                      --
                                                               2003        1.000           1.078                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.984                      --
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (12/99)            2004        1.134           1.218                  13,283
                                                               2003        1.000           1.134                      --

   Smith Barney High Income Portfolio (5/01)                   2004        1.100           1.186                  11,352
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.167           1.144                  67,241
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.157           1.247                  32,234
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (7/00)                  2004        0.993           0.978                 108,037
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.115           1.200                      --
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (5/01)                   2004        1.028           1.032                      --
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (8/00)                      2004        1.127           1.143                      --
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2004        1.114           1.164                   6,435
                                                               2003        1.000           1.114                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.392                  15,630
                                                               2003        1.000           1.233                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (12/99)             2004        1.139           1.283                  49,001
                                                               2003        1.000           1.139                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.196           1.456                   5,660
                                                               2003        1.000           1.196                      --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (2/98)                               2004        1.136           1.129               2,129,590
                                                               2003        1.145           1.136               3,004,837
                                                               2002        1.148           1.145               5,422,533
                                                               2001        1.124           1.148               5,439,463
                                                               2000        1.076           1.124                      --
                                                               1999        1.041           1.076                      --
                                                               1998        1.007           1.041                      --
                                                               1997        1.000           1.007                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.175           1.278                 813,827
                                                               2003        0.932           1.175                 821,797
                                                               2002        1.217           0.932                 824,215
                                                               2001        1.408           1.217                 681,503
                                                               2000        1.573           1.408                 460,622
                                                               1999        1.324           1.573                 460,640
                                                               1998        1.046           1.324                  16,764
                                                               1997        1.000           1.046                      --

Scudder Investment VIT Funds
   EAFE(R) Equity index Fund - Class A Shares (9/98)           2004        0.899           1.054                  66,373
                                                               2003        0.685           0.899                  80,483
                                                               2002        0.888           0.685                  33,293
                                                               2001        1.198           0.888                      --
                                                               2000        1.461           1.198                      --
                                                               1999        1.163           1.461                      --
                                                               1998        0.972           1.163                      --
                                                               1997        1.000           0.972                      --

   Small Cap Index Fund - Class A Shares (1/98)                2004        1.151           1.333                  98,688
                                                               2003        0.798           1.151                 106,939
                                                               2002        1.022           0.798                  79,957
                                                               2001        1.017           1.022                      --
                                                               2000        1.075           1.017                      --
                                                               1999        0.909           1.075                      --
   Small Cap Index Fund - Class A Shares  (continued)          1998        0.944           0.909                      --
                                                               1997        1.000           0.944                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.20% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.132           1.224                      --
                                                               2003        0.903           1.132                      --
                                                               2002        1.186           0.903                      --
                                                               2001        1.380           1.186                      --
                                                               2000        1.552           1.380                      --
                                                               1999        1.314           1.552                      --
                                                               1998        1.044           1.314                      --
                                                               1997        1.000           1.044                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.25% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.946           1.022                      --
                                                               2003        0.755           0.946                      --
                                                               2002        0.992           0.755                      --
                                                               2001        1.155           0.992                      --
                                                               2000        1.299           1.155                      --
                                                               1999        1.100           1.299                      --
                                                               1998        1.000           1.100                      --

                             TRAVELERS INDEX ANNUITY

                       SEPARATE ACCOUNT CHARGES 2.35% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.124           1.213               7,968,189
                                                               2003        0.898           1.124               8,117,883
                                                               2002        1.181           0.898               7,261,504
                                                               2001        1.376           1.181                      --
                                                               2000        1.550           1.376                  16,712
                                                               1999        1.314           1.550                  16,731
                                                               1998        1.000           1.314                  16,752

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.019           1.099                 588,698
                                                               2003        0.814           1.019                 588,847
                                                               2002        1.072           0.814                 615,272
                                                               2001        1.249           1.072                 703,102
                                                               2000        1.408           1.249                 703,183
                                                               1999        1.194           1.408                 577,193
                                                               1998        1.000           1.194                  22,680

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.40% (C)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.118           1.206                      --
                                                               2003        0.894           1.118                      --
                                                               2002        1.176           0.894                      --
                                                               2001        1.371           1.176                      --
                                                               2000        1.545           1.371                      --
                                                               1999        1.310           1.545                      --
                                                               1998        1.044           1.310                      --
                                                               1997        1.000           1.044                      --

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.935           1.008                      --
                                                               2003        0.748           0.935                      --
                                                               2002        0.985           0.748                      --
                                                               2001        1.149           0.985                      --
                                                               2000        1.295           1.149                      --
                                                               1999        1.099           1.295                      --
                                                               1998        1.000           1.099                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.111           1.197                 193,149
                                                               2003        0.889           1.111                 197,233
                                                               2002        1.171           0.889                 201,539
                                                               2001        1.367           1.171                 207,574
                                                               2000        1.541           1.367                 212,939
                                                               1999        1.308           1.541                 219,822
                                                               1998        1.043           1.308                 220,067
                                                               1997        1.000           1.043                 143,274

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.55% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.110           1.196                      --
                                                               2003        0.889           1.110                      --
                                                               2002        1.172           0.889                      --
                                                               2001        1.368           1.172                      --
                                                               2000        1.544           1.368                      --
                                                               1999        1.311           1.544                      --
                                                               1998        1.000           1.311                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.55% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.745           0.803                 712,477
                                                               2003        0.597           0.745                 717,972
                                                               2002        0.786           0.597                 729,349
                                                               2001        0.918           0.786                 739,133
                                                               2000        1.000           0.918                 452,147

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.008           1.085                 230,077
                                                               2003        0.807           1.008                 230,167
                                                               2002        1.065           0.807                 230,267
                                                               2001        1.244           1.065                 230,371
                                                               2000        1.404           1.244                 230,452
                                                               1999        1.193           1.404                 254,591
                                                               1998        1.000           1.193                  24,092

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.097           1.180                   9,589
                                                               2003        0.879           1.097                   9,617
                                                               2002        1.161           0.879                   9,647
                                                               2001        1.358           1.161                   9,647
                                                               2000        1.534           1.358                   9,672
                                                               1999        1.305           1.534                   9,692
                                                               1998        1.043           1.305                   9,713
                                                               1997        1.000           1.043                  33,723

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.75% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.740           0.796                 162,606
                                                               2003        0.594           0.740                 162,647
                                                               2002        0.784           0.594                 162,692
                                                               2001        0.917           0.784                 162,786
                                                               2000        1.000           0.917                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 2.75% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.097           1.180               2,383,848
                                                               2003        0.880           1.097               2,426,355
                                                               2002        1.162           0.880               2,451,216
                                                               2001        1.360           1.162               2,472,146
                                                               2000        1.538           1.360               2,492,334
                                                               1999        1.309           1.538               2,144,703
                                                               1998        1.000           1.309               1,556,018

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.913           0.981               1,725,538
                                                               2003        0.734           0.913               2,462,314
                                                               2002        0.970           0.734               3,262,459
                                                               2001        1.136           0.970               3,356,677
                                                               2000        1.285           1.136               3,366,565
                                                               1999        1.095           1.285               3,384,455
                                                               1998        1.001           1.095               3,460,179

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.083           1.163             123,921,589
                                                               2003        0.870           1.083              71,347,925
                                                               2002        1.151           0.870              74,846,400
                                                               2001        1.349           1.151              78,204,552
                                                               2000        1.527           1.349              62,288,311
                                                               1999        1.302           1.527              36,888,854
                                                               1998        1.042           1.302               2,611,391
                                                               1997        1.000           1.042                      --

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 2.95%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.084           1.163                 172,952
                                                               2003        0.871           1.084                 173,008
                                                               2002        1.153           0.871                 173,070
                                                               2001        1.352           1.153                 105,473
                                                               2000        1.532           1.352                  27,046
                                                               1999        1.306           1.532                  10,990
                                                               1998        1.000           1.306                  11,011

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.05% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.903           0.968                  13,039
                                                               2003        0.727           0.903                  13,073
                                                               2002        0.963           0.727                  13,110
                                                               2001        1.130           0.963                  13,148
                                                               2000        1.281           1.130                  61,729
                                                               1999        1.094           1.281                  61,752
                                                               1998        1.000           1.094                  61,777

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.05% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.851           0.912             106,137,639
                                                               2003        0.685           0.851             110,478,634
                                                               2002        0.907           0.685             107,341,391
                                                               2001        1.000           0.907              51,177,207

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.069           1.146               3,418,136
                                                               2003        0.861           1.069               3,750,491
                                                               2002        1.141           0.861               3,892,402
                                                               2001        1.340           1.141               4,051,968
                                                               2000        1.520           1.340               3,572,891
                                                               1999        1.298           1.520               3,627,419
                                                               1998        1.041           1.298               2,000,628
                                                               1997        1.000           1.041                   9,612

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.20%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.776           0.830             130,601,515
                                                               2003        0.625           0.776             135,823,467
                                                               2002        0.829           0.625             140,160,079
                                                               2001        0.975           0.829             145,663,853
                                                               2000        1.107           0.975             152,615,454
                                                               1999        1.000           1.107              79,071,649

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.846           0.906               9,279,755
                                                               2003        0.682           0.846              10,068,181
                                                               2002        0.906           0.682              10,190,542
                                                               2001        1.000           0.906               5,396,299

                             TRAVELERS INDEX ANNUITY
                         SEPARATE ACCOUNT CHARGES 3.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.062           1.135                      --
                                                               2003        0.856           1.062                      --
                                                               2002        1.137           0.856                      --
                                                               2001        1.338           1.137                      --
                                                               2000        1.521           1.338                      --
                                                               1999        1.302           1.521                      --
                                                               1998        1.000           1.302                      --

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.40% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.980           1.047                  11,672
                                                               2003        0.791           0.980                  13,551
                                                               2002        1.052           0.791                  15,627
                                                               2001        1.239           1.052                  17,881
                                                               2000        1.410           1.239                  19,493
                                                               1999        1.208           1.410                  20,820
                                                               1998        1.000           1.208                  22,226

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.40% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        0.769           0.822               2,038,349
                                                               2003        0.621           0.769               2,073,764
                                                               2002        0.826           0.621               2,222,280
                                                               2001        0.972           0.826               2,268,964
                                                               2000        1.106           0.972               2,279,697
                                                               1999        1.000           1.106               1,197,428

                             TRAVELERS INDEX ANNUITY
                       SEPARATE ACCOUNT CHARGES 3.50% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (12/97)             2004        1.049           1.119                      --
                                                               2003        0.848           1.049                      --
                                                               2002        1.128           0.848                      --
                                                               2001        1.330           1.128                      --
                                                               2000        1.515           1.330                      --
                                                               1999        1.299           1.515                      --
                                                               1998        1.000           1.299                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                        PROTECTED EQUITY PORTFOLIO (PEP)
                         SEPARATE ACCOUNT CHARGES 2.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class I Shares (4/98)              2004        1.083           1.163             123,921,589
                                                               2003        0.870           1.083              71,347,925
                                                               2002        1.151           0.870              74,846,400
                                                               2001        1.349           1.151              78,204,552
                                                               2000        1.527           1.349              62,288,311
                                                               1999        1.302           1.527              36,888,854
                                                               1998        1.193           1.302               2,611,391

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                           THE TRAVELERS FUND BD III
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                            CAPITAL                                   MANAGED               MONEY
                                         APPRECIATION          HIGH YIELD              ASSETS               MARKET
                                             FUND              BOND TRUST              TRUST              PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,336,098         $     85,592         $    178,669         $  4,623,824

  Receivables:
    Dividends ................                     --                   --                   --                4,059
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,336,098               85,592              178,669            4,627,883
                                         ------------         ------------         ------------         ------------

LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,336,098         $     85,592         $    178,669         $  4,627,883
                                         ============         ============         ============         ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                           ALLIANCEBERNSTEIN
                                           AIM V.I.            GROWTH AND       ALLIANCEBERNSTEIN      GLOBAL GROWTH
                                           PREMIER              INCOME            PREMIER GROWTH           FUND -
                                         EQUITY FUND -        PORTFOLIO -          PORTFOLIO -            CLASS 2
                                           SERIES I             CLASS B              CLASS B               SHARES
                                         ------------      -----------------    -----------------      -------------
ASSETS:
  Investments at market value:           $  1,278,066         $    725,030         $  2,089,824         $  4,950,886

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,278,066              725,030            2,089,824            4,950,886
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,278,066         $    725,030         $  2,089,824         $  4,950,886
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         DREYFUS
                                                                                        VARIABLE
                                                                                       INVESTMENT
                                                                                         FUND -          DREYFUS VARIABLE
                                               CREDIT              DELAWARE            DEVELOPING           INVESTMENT
     GROWTH                                 SUISSE TRUST           VIP REIT             LEADERS               FUND -
     FUND -           GROWTH-INCOME           EMERGING             SERIES -           PORTFOLIO -          APPRECIATION
     CLASS 2              FUND -              MARKETS               STANDARD            INITIAL            PORTFOLIO -
     SHARES           CLASS 2 SHARES         PORTFOLIO               CLASS               SHARES           INITIAL SHARES
  ------------        --------------        ------------         ------------         ------------       ----------------
  $ 11,743,437         $ 14,077,133         $    146,743         $  2,386,663         $  2,010,327         $  1,198,411

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

    11,743,437           14,077,133              146,743            2,386,663            2,010,327            1,198,411
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $ 11,743,437         $ 14,077,133         $    146,743         $  2,386,663         $  2,010,327         $  1,198,411
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    TEMPLETON
                                                                 MUTUAL             DEVELOPING           TEMPLETON
                                          FRANKLIN               SHARES              MARKETS              FOREIGN
                                          SMALL CAP            SECURITIES           SECURITIES           SECURITIES
                                           FUND -                FUND -               FUND -               FUND -
                                           CLASS 2              CLASS 2              CLASS 2              CLASS 2
                                            SHARES               SHARES               SHARES               SHARES
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  1,611,061         $  2,712,613         $    782,994         $  2,395,434

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              1,611,061            2,712,613              782,994            2,395,434
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  1,611,061         $  2,712,613         $    782,994         $  2,395,434
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

   TEMPLETON
     GROWTH
   SECURITIES                                DIVERSIFIED         EQUITY INDEX         EQUITY INDEX
     FUND -                                   STRATEGIC           PORTFOLIO -         PORTFOLIO -
     CLASS 2            APPRECIATION            INCOME              CLASS I             CLASS II           FUNDAMENTAL
     SHARES               PORTFOLIO           PORTFOLIO             SHARES               SHARES          VALUE PORTFOLIO
  ------------         ------------         ------------         ------------         ------------       ---------------
  $  1,178,477         $  4,307,139         $  2,849,876         $407,669,231         $  5,800,159         $  7,080,914

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     1,178,477            4,307,139            2,849,876          407,669,231            5,800,159            7,080,914
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  1,178,477         $  4,307,139         $  2,849,876         $407,669,231         $  5,800,159         $  7,080,914
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             SALOMON             SALOMON
                                            BROTHERS             BROTHERS
                                            VARIABLE             VARIABLE
                                           AGGRESSIVE            GROWTH &                               GLOBAL LIFE
                                             GROWTH               INCOME              BALANCED            SCIENCES
                                             FUND -               FUND -            PORTFOLIO -         PORTFOLIO -
                                             CLASS I             CLASS I              SERVICE             SERVICE
                                             SHARES               SHARES               SHARES              SHARES
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $    315,747         $    295,854         $  2,756,520         $    760,039

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                315,747              295,854            2,756,520              760,039
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    315,747         $    295,854         $  2,756,520         $    760,039
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     GLOBAL               MID CAP             WORLDWIDE
   TECHNOLOGY              GROWTH               GROWTH              LAZARD               GROWTH
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           RETIREMENT              AND                MID-CAP
     SERVICE              SERVICE              SERVICE             SMALL CAP             INCOME                VALUE
     SHARES                SHARES               SHARES             PORTFOLIO           PORTFOLIO             PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $    532,032         $    797,380         $    979,364         $    316,917         $  1,824,147         $  1,868,798

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       532,032              797,380              979,364              316,917            1,824,147            1,868,798
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    532,032         $    797,380         $    979,364         $    316,917         $  1,824,147         $  1,868,798
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                         MERRILL LYNCH                             OPPENHEIMER
                                             GLOBAL          MERRILL LYNCH         MAIN STREET          REAL RETURN
                                          ALLOCATION             VALUE              FUND/VA -            PORTFOLIO -
                                          V.I. FUND -      OPPORTUNITIES V.I.        SERVICE           ADMINISTRATIVE
                                           CLASS III        FUND - CLASS III          SHARES               CLASS
                                         ------------      ------------------      ------------        --------------
ASSETS:
  Investments at market value:           $    110,474         $     66,114         $      2,147         $  2,144,238

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                110,474               66,114                2,147            2,144,238
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    110,474         $     66,114         $      2,147         $  2,144,238
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PUTNAM VT           PUTNAM VT             PUTNAM VT
  TOTAL RETURN           DISCOVERY         INTERNATIONAL          SMALL CAP
   PORTFOLIO -         GROWTH FUND -       EQUITY FUND -         VALUE FUND -           ALL CAP              INVESTORS
 ADMINISTRATIVE           CLASS IB            CLASS IB             CLASS IB              FUND -                FUND -
      CLASS                SHARES              SHARES               SHARES              CLASS I               CLASS I
 --------------        -------------       --------------        ------------         ------------         ------------
  $ 16,166,821         $    296,223         $    619,563         $  4,706,562         $  6,721,285         $  3,903,394

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

    16,166,821              296,223              619,563            4,706,562            6,721,285            3,903,394
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $ 16,166,821         $    296,223         $    619,563         $  4,706,562         $  6,721,285         $  3,903,394
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      EAFE(R)
                                           LARGE CAP           SMALL CAP           EQUITY INDEX
                                            GROWTH               GROWTH               FUND -             SMALL CAP
                                            FUND -               FUND -              CLASS A            INDEX FUND -
                                            CLASS I             CLASS I               SHARES           CLASS A SHARES
                                         ------------         ------------         ------------        --------------
ASSETS:
  Investments at market value:           $    761,464         $  2,129,170         $    292,895         $    674,496

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                761,464            2,129,170              292,895              674,496
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    761,464         $  2,129,170         $    292,895         $    674,496
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         MULTIPLE
                        SMITH BARNEY           MULTIPLE            MULTIPLE             DISCIPLINE           MULTIPLE
      SMITH               PREMIER             DISCIPLINE          DISCIPLINE           PORTFOLIO -          DISCIPLINE
     BARNEY              SELECTIONS          PORTFOLIO -          PORTFOLIO -             GLOBAL           PORTFOLIO -
    DIVIDEND              ALL CAP              ALL CAP           BALANCED ALL            ALL CAP            LARGE CAP
     STRATEGY              GROWTH               GROWTH            CAP GROWTH              GROWTH              GROWTH
    PORTFOLIO            PORTFOLIO            AND VALUE            AND VALUE            AND VALUE           AND VALUE
  ------------         ------------         ------------         ------------         ------------         ------------
  $    322,049         $    275,986         $ 12,300,046         $  7,730,174         $  2,468,038         $  1,083,094

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       322,049              275,986           12,300,046            7,730,174            2,468,038            1,083,094
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    322,049         $    275,986         $ 12,300,046         $  7,730,174         $  2,468,038         $  1,083,094
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               DISCIPLINED
                                          CONVERTIBLE            MID CAP               EQUITY            FEDERATED
                                          SECURITIES              STOCK                INCOME            HIGH YIELD
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $  2,284,482         $  1,212,960         $  7,868,189         $  2,748,508

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              2,284,482            1,212,960            7,868,189            2,748,508
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  2,284,482         $  1,212,960         $  7,868,189         $  2,748,508
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                LAZARD           MERRILL LYNCH            MFS                   MFS
    FEDERATED                               INTERNATIONAL          LARGE CAP            EMERGING              MID CAP
      STOCK              LARGE CAP              STOCK                CORE                GROWTH                GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
  ------------         ------------         -------------        -------------        ------------         ------------
  $    734,124         $  1,324,055         $  1,310,559         $    889,079         $    919,708         $  1,461,402

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       734,124            1,324,055            1,310,559              889,079              919,708            1,461,402
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    734,124         $  1,324,055         $  1,310,559         $    889,079         $    919,708         $  1,461,402
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      SOCIAL             TRAVELERS
                                              MFS               PIONEER             AWARENESS             QUALITY
                                             VALUE                FUND                STOCK                 BOND
                                           PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                         ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:           $    235,968         $    287,782         $     25,654         $  5,520,679

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                235,968              287,782               25,654            5,520,679
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    235,968         $    287,782         $     25,654         $  5,520,679
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                            SB
                                                                                        ADJUSTABLE            SMITH
      U.S.                                                          PIONEER            RATE INCOME            BARNEY
   GOVERNMENT           AIM CAPITAL           MFS TOTAL            STRATEGIC           PORTFOLIO -          AGGRESSIVE
   SECURITIES           APPRECIATION            RETURN              INCOME               CLASS I              GROWTH
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO              SHARES            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $     90,934         $  1,565,069         $ 18,075,990         $  1,549,816         $    536,038         $  8,864,594

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        90,934            1,565,069           18,075,990            1,549,816              536,038            8,864,594
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $     90,934         $  1,565,069         $ 18,075,990         $  1,549,816         $    536,038         $  8,864,594
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                  SMITH                                    SMITH
                                             SMITH                BARNEY               SMITH               BARNEY
                                            BARNEY            INTERNATIONAL            BARNEY              LARGE
                                             HIGH                ALL CAP             LARGE CAP         CAPITALIZATION
                                            INCOME                GROWTH               VALUE               GROWTH
                                           PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                         ------------         -------------        ------------        --------------
ASSETS:
  Investments at market value:           $  3,269,362         $    312,622         $  1,200,671         $  3,508,822

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........              3,269,362              312,622            1,200,671            3,508,822
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $  3,269,362         $    312,622         $  1,200,671         $  3,508,822
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH                SMITH
     BARNEY                BARNEY                                  TRAVELERS              VAN                COMSTOCK
     MID CAP                MONEY             STRATEGIC             MANAGED              KAMPEN            PORTFOLIO -
      CORE                 MARKET               EQUITY              INCOME             ENTERPRISE            CLASS II
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO              SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  2,651,229         $  3,948,283         $  3,090,586         $  2,555,510         $    110,867         $    931,170

            --                3,066                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     2,651,229            3,951,349            3,090,586            2,555,510              110,867              931,170
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  2,651,229         $  3,951,349         $  3,090,586         $  2,555,510         $    110,867         $    931,170
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      SMITH
                                           EMERGING                                   BARNEY
                                            GROWTH             ENTERPRISE           SMALL CAP           CONTRAFUND(R)
                                          PORTFOLIO -         PORTFOLIO -             GROWTH            PORTFOLIO -
                                            CLASS I             CLASS II          OPPORTUNITIES           SERVICE
                                            SHARES               SHARES             PORTFOLIO              CLASS
                                         ------------         ------------        -------------         -------------
ASSETS:
  Investments at market value:           $    696,815         $     22,159         $    688,600         $  2,464,777

  Receivables:
    Dividends ................                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

      Total Assets ...........                696,815               22,159              688,600            2,464,777
                                         ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                     --                   --                   --                   --
                                         ------------         ------------         ------------         ------------

NET ASSETS:                              $    696,815         $     22,159         $    688,600         $  2,464,777
                                         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                           DYNAMIC
                           CAPITAL
  CONTRAFUND(R)         APPRECIATION            MID CAP
  PORTFOLIO -            PORTFOLIO -          PORTFOLIO -
    SERVICE                SERVICE              SERVICE
    CLASS 2                CLASS 2              CLASS 2               COMBINED
  ------------          ------------          ------------          ------------

  $  2,592,767          $    257,934          $  3,316,686          $645,564,082

            --                    --                    --                 7,125
  ------------          ------------          ------------          ------------

     2,592,767               257,934             3,316,686           645,571,207
  ------------          ------------          ------------          ------------

            --                    --                    --                    --
  ------------          ------------          ------------          ------------

  $  2,592,767          $    257,934          $  3,316,686          $645,571,207
  ============          ============          ============          ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HIGH
                                                         CAPITAL               YIELD                MANAGED              MONEY
                                                       APPRECIATION            BOND                  ASSETS              MARKET
                                                           FUND                TRUST                 TRUST             PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $      5,562         $      3,979        $     53,466
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              16,916                  562                  427              73,621
  Administrative fees .........................               1,900                   59                   50               8,156
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              18,816                  621                  477              81,777
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............             (18,816)               4,941                3,502             (28,311)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                    1                1,473                  --
    Realized gain (loss) on sale of investments             (17,331)                  55                   37                  --
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................             (17,331)                  56                1,510                  --
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             238,947                  210                6,139                  --
                                                       ------------         ------------         ------------        ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $    202,800         $      5,207         $     11,151        $    (28,311)
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    AIM V.I.         ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN         GLOBAL
     PREMIER             GROWTH AND            PREMIER              GROWTH               GROWTH            GROWTH-INCOME
     EQUITY                INCOME               GROWTH              FUND -               FUND -                FUND -
     FUND -             PORTFOLIO -          PORTFOLIO -            CLASS 2             CLASS 2               CLASS 2
    SERIES I              CLASS B              CLASS B              SHARES               SHARES                SHARES
  ------------       -----------------    -----------------      ------------         ------------         -------------
  $      5,788         $      2,259         $         --         $     10,998         $     15,704         $     98,858
  ------------         ------------         ------------         ------------         ------------         ------------

        17,175                6,416               26,216               43,087               95,569              115,894
         1,911                  599                2,830                4,383                9,638               11,571
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        19,086                7,015               29,046               47,470              105,207              127,465
  ------------         ------------         ------------         ------------         ------------         ------------

       (13,298)              (4,756)             (29,046)             (36,472)             (89,503)             (28,607)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
        (2,076)               2,973              (26,698)              42,280               19,031               50,841
  ------------         ------------         ------------         ------------         ------------         ------------

        (2,076)               2,973              (26,698)              42,280               19,031               50,841
  ------------         ------------         ------------         ------------         ------------         ------------

        63,944               58,079              179,363              433,112            1,066,911              880,277
  ------------         ------------         ------------         ------------         ------------         ------------

  $     48,570         $     56,296         $    123,619         $    438,920         $    996,439         $    902,511
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                   DREYFUS
                                                                                                   VARIABLE            DREYFUS
                                                           CREDIT                                 INVESTMENT           VARIABLE
                                                           SUISSE             DELAWARE              FUND -            INVESTMENT
                                                           TRUST              VIP REIT            DEVELOPING            FUND -
                                                          EMERGING            SERIES -             LEADERS           APPRECIATION
                                                          MARKETS             STANDARD           PORTFOLIO -         PORTFOLIO -
                                                         PORTFOLIO              CLASS           INITIAL SHARES      INITIAL SHARES
                                                       ------------         ------------        --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $        364         $     38,225         $      3,824        $     19,835
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               1,663               26,204               25,526              17,335
  Administrative fees .........................                 185                2,933                2,902               1,906
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................               1,848               29,137               28,428              19,241
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (1,484)               9,088              (24,604)                594
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --               39,606                   --                  --
    Realized gain (loss) on sale of investments               2,653               49,009               30,724              14,824
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................               2,653               88,615               30,724              14,824
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              25,680              435,534              175,680              19,647
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     26,849         $    533,237         $    181,800        $     35,065
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                              TEMPLETON
                           MUTUAL             DEVELOPING           TEMPLETON            TEMPLETON
    FRANKLIN               SHARES              MARKETS              FOREIGN               GROWTH
    SMALL CAP            SECURITIES           SECURITIES          SECURITIES            SECURITIES
     FUND -                FUND -               FUND -              FUND -                FUND -
     CLASS 2              CLASS 2              CLASS 2              CLASS 2              CLASS 2           APPRECIATION
      SHARES               SHARES               SHARES              SHARES                SHARES            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $         --         $     11,858         $      4,444         $      9,992         $      1,961         $     45,732
  ------------         ------------         ------------         ------------         ------------         ------------

        14,366               24,399                3,915               16,495                4,585               48,119
         1,486                2,492                  387                1,578                  473                4,887
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        15,852               26,891                4,302               18,073                5,058               53,006
  ------------         ------------         ------------         ------------         ------------         ------------

       (15,852)             (15,033)                 142               (8,081)              (3,097)              (7,274)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
         2,575                9,634                1,981                7,095               20,611               24,728
  ------------         ------------         ------------         ------------         ------------         ------------

         2,575                9,634                1,981                7,095               20,611               24,728
  ------------         ------------         ------------         ------------         ------------         ------------

       135,193              218,344               87,630              248,786               55,293              242,329
  ------------         ------------         ------------         ------------         ------------         ------------

  $    121,916         $    212,945         $     89,753         $    247,800         $     72,807         $    259,783
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               EQUITY               EQUITY
                                                       DIVERSIFIED              INDEX               INDEX
                                                        STRATEGIC            PORTFOLIO -         PORTFOLIO -         FUNDAMENTAL
                                                          INCOME               CLASS I             CLASS II             VALUE
                                                        PORTFOLIO              SHARES               SHARES            PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $    135,687         $  6,264,615         $     74,887        $     43,486
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              33,082            4,476,384               63,036              76,503
  Administrative fees .........................               3,332              533,432                6,658               7,727
  Equity protection fees ......................                  --            5,769,379                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              36,414           10,779,195               69,694              84,230
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............              99,273           (4,514,580)               5,193             (40,744)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --             156,269
    Realized gain (loss) on sale of investments              (1,091)            (998,776)              38,037              37,238
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................              (1,091)            (998,776)              38,037             193,507
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              11,208           32,672,923              397,026             273,161
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    109,390         $ 27,159,567         $    440,256        $    425,924
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     SALOMON              SALOMON
    BROTHERS              BROTHERS
    VARIABLE              VARIABLE                                  GLOBAL
   AGGRESSIVE             GROWTH &                                   LIFE                GLOBAL              MID CAP
     GROWTH                INCOME              BALANCED            SCIENCES            TECHNOLOGY             GROWTH
     FUND -                FUND -            PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
     CLASS I              CLASS I              SERVICE              SERVICE             SERVICE              SERVICE
     SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $         --         $      2,579         $     60,911         $         --         $         --         $         --
  ------------         ------------         ------------         ------------         ------------         ------------

         3,686                3,855               37,611               10,206                7,395                7,973
           378                  410                4,312                1,135                  824                  812
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

         4,064                4,265               41,923               11,341                8,219                8,785
  ------------         ------------         ------------         ------------         ------------         ------------

        (4,064)              (1,686)              18,988              (11,341)              (8,219)              (8,785)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
         1,173                2,885               16,723               12,480               (5,869)               2,163
  ------------         ------------         ------------         ------------         ------------         ------------

         1,173                2,885               16,723               12,480               (5,869)               2,163
  ------------         ------------         ------------         ------------         ------------         ------------

        22,932               18,013              140,165               87,850                3,361              119,281
  ------------         ------------         ------------         ------------         ------------         ------------

  $     20,041         $     19,212         $    175,876         $     88,989         $    (10,727)        $    112,659
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        WORLDWIDE
                                                          GROWTH              LAZARD                 GROWTH
                                                       PORTFOLIO -           RETIREMENT               AND               MID-CAP
                                                         SERVICE             SMALL CAP               INCOME              VALUE
                                                          SHARES             PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $      8,692         $         --         $     12,584        $      4,590
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              13,036                1,726               11,969              10,975
  Administrative fees .........................               1,435                  172                1,115               1,021
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              14,471                1,898               13,084              11,996
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (5,779)              (1,898)                (500)             (7,406)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --               12,792              23,384
    Realized gain (loss) on sale of investments              (1,741)                 213                  828                 789
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................              (1,741)                 213               13,620              24,173
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              36,726               29,812              128,070             179,862
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     29,206         $     28,127         $    141,190        $    196,629
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     MERRILL              MERRILL                                                                           PUTNAM VT
      LYNCH                LYNCH             OPPENHEIMER             REAL                TOTAL              DISCOVERY
     GLOBAL                VALUE             MAIN STREET            RETURN               RETURN               GROWTH
   ALLOCATION          OPPORTUNITIES          FUND/VA -           PORTFOLIO -         PORTFOLIO -             FUND -
   V.I. FUND -          V.I. FUND -            SERVICE          ADMINISTRATIVE       ADMINISTRATIVE          CLASS IB
    CLASS III            CLASS III              SHARES               CLASS               CLASS                SHARES
  ------------         -------------        ------------        --------------       --------------        ------------
  $      3,376         $         --         $         --         $     10,394         $    281,218         $         --
  ------------         ------------         ------------         ------------         ------------         ------------

           588                  447                   17               14,285              204,476                3,605
            61                   45                    2                1,303               22,328                  419
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

           649                  492                   19               15,588              226,804                4,024
  ------------         ------------         ------------         ------------         ------------         ------------

         2,727                 (492)                 (19)              (5,194)              54,414               (4,024)
  ------------         ------------         ------------         ------------         ------------         ------------

            --               17,569                   --               56,548              231,043                   --
            17                 (532)                  --                  356               47,631                1,385
  ------------         ------------         ------------         ------------         ------------         ------------

            17               17,037                   --               56,904              278,674                1,385
  ------------         ------------         ------------         ------------         ------------         ------------

         5,125              (11,723)                 166               17,485              156,744               19,311
  ------------         ------------         ------------         ------------         ------------         ------------

  $      7,869         $      4,822         $        147         $     69,195         $    489,832         $     16,672
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PUTNAM VT            PUTNAM VT
                                                       INTERNATIONAL          SMALL CAP
                                                           EQUITY               VALUE
                                                           FUND -              FUND -              ALL CAP             INVESTORS
                                                          CLASS IB            CLASS IB              FUND -               FUND -
                                                           SHARES              SHARES              CLASS I              CLASS I
                                                       -------------        ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $      7,821         $     12,002         $     34,108        $     54,947
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................               7,445               49,062               85,568              50,295
  Administrative fees .........................                 793                5,364                9,243               5,525
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................               8,238               54,426               94,811              55,820
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............                (417)             (42,424)             (60,703)               (873)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments               8,898               85,496               87,234              41,407
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................               8,898               85,496               87,234              41,407
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              69,265              806,875              380,976             268,733
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     77,746         $    849,947         $    407,507        $    309,267
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                              SMITH
                                                EAFE(R)                                                       BARNEY
                                                EQUITY             SMALL CAP              SMITH              PREMIER
    LARGE CAP            SMALL CAP              INDEX                INDEX                BARNEY            SELECTIONS
     GROWTH                GROWTH               FUND -              FUND -               DIVIDEND            ALL CAP
     FUND -                FUND -              CLASS A              CLASS A              STRATEGY             GROWTH
     CLASS I              CLASS I               SHARES              SHARES              PORTFOLIO           PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $      1,299         $         --         $      7,015         $      2,848         $      3,001         $         --
  ------------         ------------         ------------         ------------         ------------         ------------

        11,346               23,673                3,733                8,571                3,282                2,478
         1,189                2,478                  431                  999                  295                  222
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        12,535               26,151                4,164                9,570                3,577                2,700
  ------------         ------------         ------------         ------------         ------------         ------------

       (11,236)             (26,151)               2,851               (6,722)                (576)              (2,700)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
         7,194               27,436                2,714               32,510                  (33)              11,410
  ------------         ------------         ------------         ------------         ------------         ------------

         7,194               27,436                2,714               32,510                  (33)              11,410
  ------------         ------------         ------------         ------------         ------------         ------------

       (11,358)             250,819               38,928               78,973               10,796                7,938
  ------------         ------------         ------------         ------------         ------------         ------------

  $    (15,400)        $    252,104         $     44,493         $    104,761         $     10,187         $     16,648
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          MULTIPLE            MULTIPLE              MULTIPLE
                                                         DISCIPLINE          DISCIPLINE            DISCIPLINE           MULTIPLE
                                                        PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          DISCIPLINE
                                                          ALL CAP             BALANCED               GLOBAL           PORTFOLIO -
                                                           GROWTH              ALL CAP              ALL CAP            LARGE CAP
                                                            AND                GROWTH                GROWTH              GROWTH
                                                           VALUE              AND VALUE            AND VALUE           AND VALUE
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     35,567         $     59,898         $      9,993        $      7,582
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              96,068               55,594               14,548              10,051
  Administrative fees .........................               8,859                4,944                1,299               1,005
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................             104,927               60,538               15,847              11,056
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............             (69,360)                (640)              (5,854)             (3,474)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              42,237               16,828                7,532              10,228
    Realized gain (loss) on sale of investments              55,069               27,757                9,504              19,111
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................              97,306               44,585               17,036              29,339
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             568,981              178,820              123,834              21,842
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    596,927         $    222,765         $    135,016        $     47,707
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        DISCIPLINED
   CONVERTIBLE            MID CAP               EQUITY             FEDERATED           FEDERATED
   SECURITIES              STOCK                INCOME            HIGH YIELD             STOCK
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO       LARGE CAP PORTFOLIO
  ------------         ------------         ------------         ------------         ------------     -------------------
  $     48,270         $      3,149         $     96,721         $    195,961         $     10,179         $     10,312
  ------------         ------------         ------------         ------------         ------------         ------------

        30,715               14,480               95,417               34,894                9,488               17,479
         3,449                1,619               10,571                3,953                1,055                1,854
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        34,164               16,099              105,988               38,847               10,543               19,333
  ------------         ------------         ------------         ------------         ------------         ------------

        14,106              (12,950)              (9,267)             157,114                 (364)              (9,021)
  ------------         ------------         ------------         ------------         ------------         ------------

            --               32,952              340,677                   --                   --                   --
        17,967               21,453               98,497               32,162                4,005                6,867
  ------------         ------------         ------------         ------------         ------------         ------------

        17,967               54,405              439,174               32,162                4,005                6,867
  ------------         ------------         ------------         ------------         ------------         ------------

        73,731              109,473              143,338               22,808               56,115               65,000
  ------------         ------------         ------------         ------------         ------------         ------------

  $    105,804         $    150,928         $    573,245         $    212,084         $     59,756         $     62,846
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               MERRILL
                                                           LAZARD               LYNCH                 MFS                 MFS
                                                       INTERNATIONAL          LARGE CAP             EMERGING            MID CAP
                                                           STOCK                CORE                 GROWTH              GROWTH
                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                       -------------        ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     17,287         $      4,558         $         --        $         --
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              11,357               10,704               11,598              18,980
  Administrative fees .........................               1,199                1,099                1,269               2,049
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              12,556               11,803               12,867              21,029
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............               4,731               (7,245)             (12,867)            (21,029)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments               9,544                1,932              (14,634)              2,845
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................               9,544                1,932              (14,634)              2,845
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             118,279              111,826              124,407             181,295
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    132,554         $    106,513         $     96,906        $    163,111
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                SOCIAL             TRAVELERS              U.S.
       MFS                PIONEER             AWARENESS             QUALITY            GOVERNMENT          AIM CAPITAL
      VALUE                 FUND                STOCK                BOND              SECURITIES          APPRECIATION
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $      2,483         $      2,498         $        178         $    261,141         $      3,972         $      2,057
  ------------         ------------         ------------         ------------         ------------         ------------

           794                1,828                   35               77,185                  230               19,909
            69                  158                    4                8,808                   27                2,056
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

           863                1,986                   39               85,993                  257               21,965
  ------------         ------------         ------------         ------------         ------------         ------------

         1,620                  512                  139              175,148                3,715              (19,908)
  ------------         ------------         ------------         ------------         ------------         ------------

         1,900                   --                   --                   --                   12                   --
            32                  (63)                  --               (3,512)                  (5)               6,884
  ------------         ------------         ------------         ------------         ------------         ------------

         1,932                  (63)                  --               (3,512)                   7                6,884
  ------------         ------------         ------------         ------------         ------------         ------------

         7,508               17,160                  515              (62,132)              (3,890)              84,879
  ------------         ------------         ------------         ------------         ------------         ------------

  $     11,060         $     17,609         $        654         $    109,504         $       (168)        $     71,855
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                      SB
                                                                                                  ADJUSTABLE
                                                            MFS                PIONEER           RATE INCOME         SMITH BARNEY
                                                           TOTAL              STRATEGIC          PORTFOLIO -          AGGRESSIVE
                                                           RETURN              INCOME              CLASS I              GROWTH
                                                         PORTFOLIO            PORTFOLIO             SHARES            PORTFOLIO
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $    459,688         $    101,359         $      5,603        $         --
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................             203,175                9,374                3,915              95,382
  Administrative fees .........................              21,862                  983                  400               9,826
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................             225,037               10,357                4,315             105,208
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............             234,651               91,002                1,288            (105,208)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             468,792                   --                   --              31,612
    Realized gain (loss) on sale of investments              85,413                 (467)                 334              15,714
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................             554,205                 (467)                 334              47,326
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             668,524              (11,745)              (2,724)            669,316
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,457,380         $     78,790         $     (1,102)       $    611,434
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                        SMITH BARNEY                             SMITH BARNEY
                       INTERNATIONAL         SMITH BARNEY            LARGE            SMITH BARNEY         SMITH BARNEY
  SMITH BARNEY            ALL CAP             LARGE CAP         CAPITALIZATION          MID CAP               MONEY
   HIGH INCOME             GROWTH               VALUE               GROWTH                CORE                MARKET
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
  ------------         -------------        ------------        --------------        ------------         ------------
  $    259,928         $      2,701         $     21,956         $     12,395         $         --         $     31,100
  ------------         ------------         ------------         ------------         ------------         ------------

        36,204                2,697               16,163               43,874               31,098               48,784
         3,680                  308                1,760                4,516                3,265                4,873
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        39,884                3,005               17,923               48,390               34,363               53,657
  ------------         ------------         ------------         ------------         ------------         ------------

       220,044                 (304)               4,033              (35,995)             (34,363)             (22,557)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --                   --                   --                   --                   --
         5,732                1,965              (11,599)              19,069               20,984                   --
  ------------         ------------         ------------         ------------         ------------         ------------

         5,732                1,965              (11,599)              19,069               20,984                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        (8,106)              34,852              106,840               12,351              218,099                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    217,670         $     36,513         $     99,274         $     (4,575)        $    204,720         $    (22,557)
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              TRAVELERS                                 COMSTOCK
                                                         STRATEGIC             MANAGED            VAN KAMPEN          PORTFOLIO -
                                                           EQUITY              INCOME             ENTERPRISE            CLASS II
                                                         PORTFOLIO            PORTFOLIO           PORTFOLIO              SHARES
                                                       ------------         ------------         ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     41,675         $    117,546         $        595        $      5,365
                                                       ------------         ------------         ------------        ------------

EXPENSES:
  Insurance charges ...........................              41,485               29,044                1,505               9,721
  Administrative fees .........................               4,530                3,092                  161               1,093
  Equity protection fees ......................                  --                   --                   --                  --
                                                       ------------         ------------         ------------        ------------

    Total expenses ............................              46,015               32,136                1,666              10,814
                                                       ------------         ------------         ------------        ------------

      Net investment income (loss) ............              (4,340)              85,410               (1,071)             (5,449)
                                                       ------------         ------------         ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                  --
    Realized gain (loss) on sale of investments                 (51)             (10,573)              (1,817)             12,141
                                                       ------------         ------------         ------------        ------------

      Realized gain (loss) ....................                 (51)             (10,573)              (1,817)             12,141
                                                       ------------         ------------         ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             249,423              (47,966)               5,293             110,564
                                                       ------------         ------------         ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    245,032         $     26,871         $      2,405        $    117,256
                                                       ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                             DYNAMIC
    EMERGING                                 SMITH BARNEY                                                    CAPITAL
     GROWTH              ENTERPRISE           SMALL CAP          CONTRAFUND(R)       CONTRAFUND(R)         APPRECIATION
   PORTFOLIO -          PORTFOLIO -             GROWTH            PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
     CLASS I              CLASS II          OPPORTUNITIES           SERVICE             SERVICE              SERVICE
     SHARES                SHARES             PORTFOLIO              CLASS              CLASS 2              CLASS 2
  ------------         ------------         ------------         -------------       -------------         ------------
  $         --         $         26         $        461         $      2,436         $      5,344         $         --
  ------------         ------------         ------------         ------------         ------------         ------------

         9,424                  294                6,416               21,736               33,044                3,440
           996                   30                  654                2,121                3,695                  375
            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

        10,420                  324                7,070               23,857               36,739                3,815
  ------------         ------------         ------------         ------------         ------------         ------------

       (10,420)                (298)              (6,609)             (21,421)             (31,395)              (3,815)
  ------------         ------------         ------------         ------------         ------------         ------------

            --                   --               14,353                   --                   --                   --
       (23,469)                 623                4,629               13,625               66,330                1,988
  ------------         ------------         ------------         ------------         ------------         ------------

       (23,469)                 623               18,982               13,625               66,330                1,988
  ------------         ------------         ------------         ------------         ------------         ------------

        66,484                  275               55,887              239,075              273,216                1,146
  ------------         ------------         ------------         ------------         ------------         ------------

  $     32,595         $        600         $     68,260         $    231,279         $    308,151         $       (681)
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           MID CAP
                                                         PORTFOLIO -
                                                           SERVICE
                                                           CLASS 2             COMBINED
                                                       ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --         $  9,198,893
                                                       ------------         ------------

EXPENSES:
  Insurance charges ...........................              28,614            7,011,541
  Administrative fees .........................               2,979              800,331
  Equity protection fees ......................                  --            5,769,379
                                                       ------------         ------------

    Total expenses ............................              31,593           13,581,251
                                                       ------------         ------------

      Net investment income (loss) ............             (31,593)          (4,382,358)
                                                       ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --            1,505,808
    Realized gain (loss) on sale of investments              22,630              209,737
                                                       ------------         ------------

      Realized gain (loss) ....................              22,630            1,715,545
                                                       ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................             505,390           45,870,524
                                                       ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    496,427         $ 43,203,711
                                                       ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                            CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST           MANAGED ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (18,816)  $    (15,938)  $      4,941   $         --   $      3,502   $         --
  Realized gain (loss) ..................       (17,331)       (55,921)            56             --          1,510             --
  Change in unrealized gain (loss)
    on investments ......................       238,947        313,794            210             --          6,139             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       202,800        241,935          5,207             --         11,151             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        50,008        187,927         12,811             --          2,000             --
  Participant transfers from other
    funding options .....................        25,079         60,941         68,155             --        166,174             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (402)          (390)             5             --             --             --
  Contract surrenders ...................      (108,103)       (49,914)          (597)            --           (656)            --
  Participant transfers to other
    funding options .....................      (163,643)      (116,321)            11             --             --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --           (583)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (197,061)        81,660         80,385             --        167,518             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets         5,739        323,595         85,592             --        178,669             --

NET ASSETS:
    Beginning of year ...................     1,330,359      1,006,764             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,336,098   $  1,330,359   $     85,592   $         --   $    178,669   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          ALLIANCEBERNSTEIN GROWTH
                                                                               AIM V.I. PREMIER                  AND INCOME
                                              MONEY MARKET PORTFOLIO        EQUITY FUND - SERIES I          PORTFOLIO - CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (28,311)  $    (69,676)  $    (13,298)  $    (14,759)  $     (4,756)  $       (938)
  Realized gain (loss) ..................            --             --         (2,076)       (34,227)         2,973            636
  Change in unrealized gain (loss)
    on investments ......................            --             --         63,944        309,797         58,079         38,480
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (28,311)       (69,676)        48,570        260,811         56,296         38,178
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       155,740      1,551,495            300         11,499        342,915         44,061
  Participant transfers from other
    funding options .....................     1,335,970      5,112,690         23,823        141,339         90,155        115,376
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................        (1,628)        (3,111)          (293)          (339)           (44)           (30)
  Contract surrenders ...................      (225,414)      (978,508)       (51,349)       (79,249)          (777)          (369)
  Participant transfers to other
    funding options .....................    (3,036,636)   (10,148,447)       (44,364)      (131,069)        (3,483)          (416)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (92,164)       251,316         (8,723)       (40,025)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,864,132)    (4,214,565)       (80,606)       (97,844)       428,766        158,622
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (1,892,443)    (4,284,241)       (32,036)       162,967        485,062        196,800


NET ASSETS:
    Beginning of year ...................     6,520,326     10,804,567      1,310,102      1,147,135        239,968         43,168
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  4,627,883   $  6,520,326   $  1,278,066   $  1,310,102   $    725,030   $    239,968
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      ALLIANCEBERNSTEIN                  GLOBAL GROWTH                                                  GROWTH-INCOME
        PREMIER GROWTH                   FUND - CLASS 2                  GROWTH FUND -                 FUND - CLASS 2
     PORTFOLIO - CLASS B                    SHARES                      CLASS 2 SHARES                      SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (29,046)   $    (25,330)   $    (36,472)   $    (18,211)   $    (89,503)   $    (43,669)   $    (28,607)   $    (11,485)
     (26,698)        (87,827)         42,280         (18,888)         19,031         (31,347)         50,841         (14,554)

     179,363         435,624         433,112         537,229       1,066,911       1,011,606         880,277         995,887
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     123,619         322,467         438,920         500,130         996,439         936,590         902,511         969,848
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     159,925         177,190       1,542,363         284,434       4,460,609         443,043       5,174,972         602,886

      45,501         181,735       1,025,362         129,722       2,634,493         597,176       3,778,824       1,256,922
          --              --           6,500              --          14,730              --          14,603              --
        (706)           (703)           (437)           (365)         (1,251)         (1,024)         (1,328)         (1,000)
     (93,553)        (34,806)        (56,393)        (34,077)       (125,677)        (43,880)       (154,922)        (42,715)

    (100,776)       (160,882)        (96,727)        (88,997)       (309,962)        (62,510)       (583,287)       (167,902)
          --              --          (6,500)             --         (14,730)             --         (14,603)             --
     (10,612)        (15,619)          4,998        (113,475)        (29,999)        (79,458)       (147,925)       (171,432)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        (221)        146,915       2,419,166         177,242       6,628,213         853,347       8,066,334       1,476,759
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     123,398         469,382       2,858,086         677,372       7,624,652       1,789,937       8,968,845       2,446,607

   1,966,426       1,497,044       2,092,800       1,415,428       4,118,785       2,328,848       5,108,288       2,661,681
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,089,824    $  1,966,426    $  4,950,886    $  2,092,800    $ 11,743,437    $  4,118,785    $ 14,077,133    $  5,108,288
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                   DELAWARE                  DREYFUS VARIABLE
                                                  CREDIT SUISSE                    VIP REIT                 INVESTMENT FUND -
                                                  TRUST EMERGING                   SERIES -                 DEVELOPING LEADERS
                                                MARKETS PORTFOLIO               STANDARD CLASS          PORTFOLIO - INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,484)  $     (1,228)  $      9,088   $      8,709   $    (24,604)  $    (21,865)
  Realized gain (loss) ..................         2,653          1,007         88,615         28,351         30,724          2,319
  Change in unrealized gain (loss)
    on investments ......................        25,680         32,195        435,534        334,388        175,680        435,587
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        26,849         31,974        533,237        371,448        181,800        416,041
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           296         18,469         48,512         86,706         15,527         78,063
  Participant transfers from other
    funding options .....................        12,104         90,039        327,116        574,526         59,844        406,031
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (75)           (47)          (798)          (629)          (529)          (495)
  Contract surrenders ...................        (6,066)        (1,665)       (86,199)       (43,376)       (53,495)       (24,256)
  Participant transfers to other
    funding options .....................            --        (66,983)      (160,443)      (189,816)      (121,534)      (192,224)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --         (1,814)            --         (4,425)        (2,976)        (2,082)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         6,259         37,999        128,188        422,986       (103,163)       265,037
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        33,108         69,973        661,425        794,434         78,637        681,078


NET ASSETS:
    Beginning of year ...................       113,635         43,662      1,725,238        930,804      1,931,690      1,250,612
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    146,743   $    113,635   $  2,386,663   $  1,725,238   $  2,010,327   $  1,931,690
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       DREYFUS VARIABLE                    FRANKLIN
      INVESTMENT FUND -                    SMALL CAP                     MUTUAL SHARES              TEMPLETON DEVELOPING
   APPRECIATION PORTFOLIO -             FUND - CLASS 2                 SECURITIES FUND -             MARKETS SECURITIES
        INITIAL SHARES                      SHARES                      CLASS 2 SHARES              FUND - CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$        594    $      2,226    $    (15,852)   $     (8,195)   $    (15,033)   $     (3,226)   $        142    $       (114)
      14,824         (10,849)          2,575         (31,468)          9,634             404           1,981               9

      19,647         189,441         135,193         198,982         218,344         119,356          87,630           4,614
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      35,065         180,818         121,916         159,319         212,945         116,534          89,753           4,509
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      17,105          55,045         530,170         110,780         827,429         264,837         384,999          14,079

      94,204         508,744         246,902          96,434         781,865         518,468         301,416          17,373
          --              --              --              --              --              --              --              --
        (342)           (244)           (282)           (292)           (268)            (95)            (80)             --
     (82,044)        (10,978)        (20,620)         (9,797)        (32,717)         (6,145)         (2,125)             --

    (145,896)       (146,807)         (9,743)        (72,427)        (67,601)           (323)        (26,930)             --
          --              --              --              --              --              --              --              --
          --              --              --         (59,563)        (35,558)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (116,973)        405,760         746,427          65,135       1,473,150         776,742         657,280          31,452
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (81,908)        586,578         868,343         224,454       1,686,095         893,276         747,033          35,961

   1,280,319         693,741         742,718         518,264       1,026,518         133,242          35,961              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,198,411    $  1,280,319    $  1,611,061    $    742,718    $  2,712,613    $  1,026,518    $    782,994    $     35,961
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                TEMPLETON FOREIGN              TEMPLETON GROWTH
                                                SECURITIES FUND -             SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES            APPRECIATION PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,081)  $        622   $     (3,097)  $        137   $     (7,274)  $    (14,661)
  Realized gain (loss) ..................         7,095        (11,839)        20,611            264         24,728        (22,860)
  Change in unrealized gain (loss)
    on investments ......................       248,786        120,358         55,293         35,962        242,329        453,717
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       247,800        109,141         72,807         36,363        259,783        416,196
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,218,881         58,600        731,171         58,217        727,852        387,389
  Participant transfers from other
    funding options .....................       490,212        126,884        273,796        130,311        944,373        486,352
  Growth rate intra-fund transfers in ...            --             --             --             --         44,612             --
  Administrative charges ................          (193)          (108)          (142)           (44)          (680)          (671)
  Contract surrenders ...................       (47,860)        (9,338)          (814)          (104)       (86,767)       (37,051)
  Participant transfers to other
    funding options .....................        (9,336)       (34,809)       (20,782)           (41)       (47,493)      (193,791)
  Growth rate intra-fund transfers out ..            --             --             --             --        (44,612)            --
  Other payments to participants ........       (20,757)            --       (105,074)            --         (5,508)       (18,221)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,630,947        141,229        878,155        188,339      1,531,777        624,007
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,878,747        250,370        950,962        224,702      1,791,560      1,040,203


NET ASSETS:
    Beginning of year ...................       516,687        266,317        227,515          2,813      2,515,579      1,475,376
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,395,434   $    516,687   $  1,178,477   $    227,515   $  4,307,139   $  2,515,579
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                         EQUITY INDEX
                                         EQUITY INDEX                     PORTFOLIO -
    DIVERSIFIED STRATEGIC             PORTFOLIO - CLASS I                  CLASS II                      FUNDAMENTAL
       INCOME PORTFOLIO                     SHARES                          SHARES                     VALUE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     99,273    $     86,608    $ (4,514,580)   $ (4,832,850)   $      5,193    $     (7,726)   $    (40,744)   $    (27,476)
      (1,091)          1,037        (998,776)     (3,343,980)         38,037         (28,118)        193,507         (13,202)

      11,208          34,200      32,672,923      72,821,160         397,026         707,654         273,161       1,059,665
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     109,390         121,845      27,159,567      64,644,330         440,256         671,810         425,924       1,018,987
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     808,314         792,253      61,619,650      25,160,940         827,399         700,157       1,567,869         329,115

     405,576         413,977          33,515             598       1,139,515         842,710       1,149,442         451,787
          --              --              --              --         594,262              --          92,805              --
        (309)           (289)       (118,909)       (115,030)           (919)           (833)         (1,328)         (1,337)
     (25,715)        (14,396)    (11,644,059)     (7,576,601)       (171,379)        (79,846)        (89,310)        (64,624)

    (342,040)        (66,537)       (331,400)        (21,791)       (337,136)       (175,740)       (131,383)       (129,287)
          --              --              --              --        (594,262)             --         (92,805)             --
          --         (22,018)     (3,357,004)     (3,958,787)        (19,748)        (52,454)         (9,192)        (64,696)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     845,826       1,102,990      46,201,793      13,489,329       1,437,732       1,233,994       2,486,098         520,958
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     955,216       1,224,835      73,361,360      78,133,659       1,877,988       1,905,804       2,912,022       1,539,945

   1,894,660         669,825     334,307,871     256,174,212       3,922,171       2,016,367       4,168,892       2,628,947
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,849,876    $  1,894,660    $407,669,231    $334,307,871    $  5,800,159    $  3,922,171    $  7,080,914    $  4,168,892
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  SALOMON BROTHERS             SALOMON BROTHERS
                                                VARIABLE AGGRESSIVE           VARIABLE GROWTH &
                                                   GROWTH FUND -                INCOME FUND -               BALANCED PORTFOLIO -
                                                   CLASS I SHARES               CLASS I SHARES                 SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (4,064)  $     (1,510)  $     (1,686)  $       (568)  $     18,988   $     10,600
  Realized gain (loss) ..................         1,173            279          2,885            451         16,723        (37,215)
  Change in unrealized gain (loss)
    on investments ......................        22,932         27,307         18,013         22,541        140,165        342,533
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        20,041         26,076         19,212         22,424        175,876        315,918
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        46,437        130,131             16         53,284         22,657        205,257
  Participant transfers from other
    funding options .....................        30,269         52,393         58,758        170,396        104,333        304,049
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (118)           (32)           (72)           (25)        (1,013)          (927)
  Contract surrenders ...................        (5,709)            --         (2,618)            --       (136,626)      (130,951)
  Participant transfers to other
    funding options .....................            --             --        (24,473)        (9,650)      (355,047)      (533,714)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --        (14,049)           353
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        70,879        182,492         31,611        214,005       (379,745)      (155,933)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        90,920        208,568         50,823        236,429       (203,869)       159,985


NET ASSETS:
    Beginning of year ...................       224,827         16,259        245,031          8,602      2,960,389      2,800,404
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    315,747   $    224,827   $    295,854   $    245,031   $  2,756,520   $  2,960,389
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     GLOBAL LIFE SCIENCES              GLOBAL TECHNOLOGY                MID CAP GROWTH                WORLDWIDE GROWTH
     PORTFOLIO - SERVICE              PORTFOLIO - SERVICE             PORTFOLIO - SERVICE            PORTFOLIO - SERVICE
            SHARES                          SHARES                          SHARES                         SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (11,341)   $     (9,156)   $     (8,219)   $     (7,389)   $     (8,785)   $     (5,051)   $     (5,779)   $     (5,854)
      12,480         (21,296)         (5,869)        (14,375)          2,163         (26,933)         (1,741)        (78,737)

      87,850         164,938           3,361         206,968         119,281         119,400          36,726         257,772
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      88,989         134,486         (10,727)        185,204         112,659          87,416          29,206         173,181
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       1,533          27,197           6,849          33,097         125,894              --          19,333         154,072

      78,722         212,272         124,825          43,664         117,106         177,619          49,680         125,477
          --              --              --              --              --              --              --              --
        (187)           (158)           (230)           (192)           (155)           (145)           (383)           (404)
     (47,884)        (30,962)        (64,176)        (19,463)         (3,003)         (2,606)        (38,740)        (31,689)

    (125,376)       (126,370)       (108,116)        (63,647)        (16,336)        (67,946)        (92,212)       (242,282)
          --              --              --              --              --              --              --              --
          24           9,904          (9,453)             --              --              --              --          (2,496)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (93,168)         91,883         (50,301)         (6,541)        223,506         106,922         (62,322)          2,678
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (4,179)        226,369         (61,028)        178,663         336,165         194,338         (33,116)        175,859

     764,218         537,849         593,060         414,397         461,215         266,877       1,012,480         836,621
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    760,039    $    764,218    $    532,032    $    593,060    $    797,380    $    461,215    $    979,364    $  1,012,480
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                LAZARD RETIREMENT             GROWTH AND INCOME                MID-CAP VALUE
                                               SMALL CAP PORTFOLIO                PORTFOLIO                      PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (1,898)  $        (31)  $       (500)  $        691   $     (7,406)  $        268
  Realized gain (loss) ..................           213              2         13,620             60         24,173          1,378
  Change in unrealized gain (loss)
    on investments ......................        29,812            810        128,070         20,714        179,862          9,966
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        28,127            781        141,190         21,465        196,629         11,612
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        91,697          3,288        706,676          9,119        988,453         84,936
  Participant transfers from other
    funding options .....................       194,326         11,131        674,572        286,147        559,692         55,176
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (42)            (1)          (180)            (1)          (112)            (3)
  Contract surrenders ...................            (1)            --         (9,798)        (1,228)       (14,581)            --
  Participant transfers to other
    funding options .....................       (12,389)            --         (3,815)            --        (13,004)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       273,591         14,418      1,367,455        294,037      1,520,448        140,109
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       301,718         15,199      1,508,645        315,502      1,717,077        151,721


NET ASSETS:
    Beginning of year ...................        15,199             --        315,502             --        151,721             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    316,917   $     15,199   $  1,824,147   $    315,502   $  1,868,798   $    151,721
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     MERRILL LYNCH GLOBAL            MERRILL LYNCH VALUE              OPPENHEIMER MAIN                   REAL RETURN
    ALLOCATION V.I. FUND -           OPPORTUNITIES V.I.               STREET FUND/VA -           PORTFOLIO - ADMINISTRATIVE
          CLASS III                   FUND - CLASS III                 SERVICE SHARES                       CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$      2,727    $         29    $       (492)   $         --    $        (19)   $         --    $     (5,194)   $       (322)
          17              --          17,037              --              --              --          56,904           3,157

       5,125              46         (11,723)             68             166              --          17,485            (399)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       7,869              75           4,822              68             147              --          69,195           2,436
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      29,666           1,000          45,503           1,000           2,000              --         912,732          44,709

      72,432              --          35,467              --              --              --       1,086,440         125,693
          --              --              --              --              --              --              --              --
          (2)             --              (2)             --              --              --            (197)            (23)
          --              --         (12,217)             --              --              --          (8,514)           (123)

        (566)             --          (6,958)             --              --              --         (88,084)            (26)
          --              --              --              --              --              --              --              --
          --              --          (1,569)             --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     101,530           1,000          60,224           1,000           2,000              --       1,902,377         170,230
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     109,399           1,075          65,046           1,068           2,147              --       1,971,572         172,666

       1,075              --           1,068              --              --              --         172,666              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    110,474    $      1,075    $     66,114    $      1,068    $      2,147    $         --    $  2,144,238    $    172,666
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                  PUTNAM VT
                                                   TOTAL RETURN                DISCOVERY GROWTH                 PUTNAM VT
                                            PORTFOLIO - ADMINISTRATIVE         FUND - CLASS IB             INTERNATIONAL EQUITY
                                                      CLASS                         SHARES                FUND - CLASS IB SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     54,414   $    193,710   $     (4,024)  $     (3,785)  $       (417)  $     (2,997)
  Realized gain (loss) ..................       278,674        193,938          1,385           (667)         8,898         57,522
  Change in unrealized gain (loss)
    on investments ......................       156,744         87,975         19,311         73,945         69,265         58,437
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       489,832        475,623         16,672         69,493         77,746        112,962
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,512,630      2,783,454             --           (729)         3,625        129,354
  Participant transfers from other
    funding options .....................     1,619,837      4,028,936             --         27,358        103,616      2,202,098
  Growth rate intra-fund transfers in ...         3,249             --             --             --             --             --
  Administrative charges ................        (3,173)        (3,436)           (67)          (100)          (235)          (199)
  Contract surrenders ...................      (478,871)      (410,641)            --        (35,307)       (21,979)       (19,695)
  Participant transfers to other
    funding options .....................    (1,726,206)    (3,905,018)       (13,525)            --        (39,936)    (2,208,120)
  Growth rate intra-fund transfers out ..        (3,249)            --             --             --             --             --
  Other payments to participants ........        60,713        (25,891)            --             --         (3,202)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       984,930      2,467,404        (13,592)        (8,778)        41,889        103,438
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,474,762      2,943,027          3,080         60,715        119,635        216,400


NET ASSETS:
    Beginning of year ...................    14,692,059     11,749,032        293,143        232,428        499,928        283,528
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 16,166,821   $ 14,692,059   $    296,223   $    293,143   $    619,563   $    499,928
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT
       SMALL CAP VALUE
       FUND - CLASS IB
            SHARES                  ALL CAP FUND - CLASS I         INVESTORS FUND - CLASS I    LARGE CAP GROWTH FUND - CLASS I
----------------------------    ----------------------------    ----------------------------   -------------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (42,424)   $    (26,369)   $    (60,703)   $    (62,420)   $       (873)   $       (625)   $    (11,236)   $     (5,719)
      85,496          17,965          87,234        (128,498)         41,407         (16,259)          7,194           3,999

     806,875         938,514         380,976       1,746,647         268,733         812,790         (11,358)        117,806
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     849,947         930,110         407,507       1,555,729         309,267         795,906         (15,400)        116,086
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     506,766         281,203         406,144         327,712         144,307         136,918              --         536,556

     539,762         697,636         392,197         668,777         288,010         409,871          17,515         192,229
          --              --              --              --          80,363              --              --              --
        (800)           (674)         (2,022)         (2,032)           (991)           (829)           (109)            (27)
     (99,182)        (37,565)       (289,893)       (481,978)        (93,380)       (208,748)         (8,252)         (2,850)

    (266,977)       (257,006)       (143,557)       (279,555)       (230,199)        (85,334)        (69,173)        (18,493)
          --              --              --              --         (80,363)             --              --              --
          69          (2,023)        (92,669)          8,046         (21,889)        (14,405)         (3,957)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     679,638         681,571         270,200         240,970          85,858         237,473         (63,976)        707,415
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,529,585       1,611,681         677,707       1,796,699         395,125       1,033,379         (79,376)        823,501

   3,176,977       1,565,296       6,043,578       4,246,879       3,508,269       2,474,890         840,840          17,339
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  4,706,562    $  3,176,977    $  6,721,285    $  6,043,578    $  3,903,394    $  3,508,269    $    761,464    $    840,840
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                SMALL CAP GROWTH             EAFE(R) EQUITY INDEX             SMALL CAP INDEX
                                                 FUND - CLASS I             FUND - CLASS A SHARES         FUND - CLASS A SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (26,151)  $    (17,455)  $      2,851   $      6,985   $     (6,722)  $     (2,279)
  Realized gain (loss) ..................        27,436       (109,600)         2,714        (32,188)        32,510        (62,982)
  Change in unrealized gain (loss)
    on investments ......................       250,819        550,749         38,928        100,260         78,973        254,881
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       252,104        423,694         44,493         75,057        104,761        189,620
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       329,937        112,193             --         40,986             --         32,649
  Participant transfers from other
    funding options .....................       231,711        268,649             --        162,062         25,000        151,434
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (234)          (199)           (57)           (67)          (144)          (165)
  Contract surrenders ...................       (29,924)      (275,738)       (38,219)       (12,521)      (129,054)       (44,518)
  Participant transfers to other
    funding options .....................      (130,194)      (124,552)       (25,000)       (93,398)            --       (208,253)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (2,992)         6,060             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       398,304        (13,587)       (63,276)        97,062       (104,198)       (68,853)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       650,408        410,107        (18,783)       172,119            563        120,767


NET ASSETS:
    Beginning of year ...................     1,478,762      1,068,655        311,678        139,559        673,933        553,166
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,129,170   $  1,478,762   $    292,895   $    311,678   $    674,496   $    673,933
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                     SMITH BARNEY PREMIER            MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE
    SMITH BARNEY DIVIDEND             SELECTIONS ALL CAP             PORTFOLIO - ALL CAP            PORTFOLIO - BALANCED
      STRATEGY PORTFOLIO               GROWTH PORTFOLIO               GROWTH AND VALUE            ALL CAP GROWTH AND VALUE
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$       (576)   $     (1,152)   $     (2,700)   $     (1,961)   $    (69,360)   $    (24,546)   $       (640)   $     (6,154)
         (33)         (1,503)         11,410          (1,029)         97,306          (1,346)         44,585           2,299

      10,796          25,265           7,938          39,087         568,981         485,539         178,820         130,298
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      10,187          22,610          16,648          36,097         596,927         459,647         222,765         126,443
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     169,592          19,211         116,305          (1,451)      5,823,038         938,298       4,070,832         487,894

      16,230           4,256          65,938          34,772       2,995,681       1,154,744       2,735,885         850,373
          --              --              --              --         139,077              --              --              --
         (40)            (32)            (64)            (68)         (1,172)           (614)           (628)           (270)
      (8,111)         (4,783)             --              --         (53,903)        (28,405)       (607,788)         (2,481)

          --          (5,854)        (64,300)        (32,632)       (299,947)        (48,617)       (200,059)        (26,217)
          --              --              --              --        (139,076)             --              --              --
          --              --              --              --         (22,645)             --          (3,606)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     177,671          12,798         117,879             621       8,441,053       2,015,406       5,994,636       1,309,299
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     187,858          35,408         134,527          36,718       9,037,980       2,475,053       6,217,401       1,435,742

     134,191          98,783         141,459         104,741       3,262,066         787,013       1,512,773          77,031
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    322,049    $    134,191    $    275,986    $    141,459    $ 12,300,046    $  3,262,066    $  7,730,174    $  1,512,773
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               MULTIPLE DISCIPLINE
                                                PORTFOLIO - GLOBAL           MULTIPLE DISCIPLINE
                                                  ALL CAP GROWTH            PORTFOLIO - LARGE CAP              CONVERTIBLE
                                                    AND VALUE                  GROWTH AND VALUE            SECURITIES PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (5,854)  $     (3,570)  $     (3,474)  $     (3,733)  $     14,106   $     39,623
  Realized gain (loss) ..................        17,036          4,199         29,339          4,530         17,967           (478)
  Change in unrealized gain (loss)
    on investments ......................       123,834         64,162         21,842         78,971         73,731        307,682
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       135,016         64,791         47,707         79,768        105,804        346,827
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,330,001         72,572        342,339         (1,291)         1,718         87,956
  Participant transfers from other
    funding options .....................       707,524         27,121        262,979        278,968         61,811      1,007,721
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (159)           (41)          (103)           (69)          (364)          (318)
  Contract surrenders ...................       (19,034)            --        (51,794)       (20,553)       (74,187)      (137,530)
  Participant transfers to other
    funding options .....................        (4,615)       (20,868)          (577)       (12,111)       (97,301)       (95,032)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --             --         (2,265)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,013,717         78,784        552,844        244,944       (108,323)       860,532
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,148,733        143,575        600,551        324,712         (2,519)     1,207,359


NET ASSETS:
    Beginning of year ...................       319,305        175,730        482,543        157,831      2,287,001      1,079,642
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,468,038   $    319,305   $  1,083,094   $    482,543   $  2,284,482   $  2,287,001
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         DISCIPLINED
           MID CAP
       STOCK PORTFOLIO             EQUITY INCOME PORTFOLIO     FEDERATED HIGH YIELD PORTFOLIO     FEDERATED STOCK PORTFOLIO
----------------------------    ----------------------------   ------------------------------   ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (12,950)   $     (9,375)   $     (9,267)   $    (22,695)   $    157,114    $    150,609    $       (364)   $      1,296
      54,405            (897)        439,174         (21,189)         32,162           3,395           4,005         (22,674)

     109,473         243,082         143,338       1,421,003          22,808         182,796          56,115         146,685
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     150,928         232,810         573,245       1,377,119         212,084         336,800          59,756         125,307
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      28,424          82,047         585,666         828,503           9,990         278,061              (3)         52,544

     132,253         221,766         656,156       1,145,280         495,867       1,301,222          25,794         153,160
          --              --              --              --              --              --              --              --
        (367)           (271)         (2,041)         (1,658)           (590)           (311)           (185)           (172)
     (29,238)        (15,442)       (348,332)       (138,150)       (226,654)        (48,349)        (11,109)        (16,813)

     (71,402)       (230,933)       (374,389)       (672,101)       (487,496)       (168,596)        (46,437)        (76,173)
          --              --              --              --              --              --              --              --
     (12,420)             --         (30,488)         12,834         (17,501)         (4,454)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      47,250          57,167         486,572       1,174,708        (226,384)      1,357,573         (31,940)        112,546
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     198,178         289,977       1,059,817       2,551,827         (14,300)      1,694,373          27,816         237,853

   1,014,782         724,805       6,808,372       4,256,545       2,762,808       1,068,435         706,308         468,455
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,212,960    $  1,014,782    $  7,868,189    $  6,808,372    $  2,748,508    $  2,762,808    $    734,124    $    706,308
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             MERRILL LYNCH
                                                                             LAZARD INTERNATIONAL              LARGE CAP
                                               LARGE CAP PORTFOLIO             STOCK PORTFOLIO               CORE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (9,021)  $    (10,115)  $      4,731   $      4,834   $     (7,245)  $     (4,267)
  Realized gain (loss) ..................         6,867        (21,689)         9,544          6,356          1,932        (49,574)
  Change in unrealized gain (loss)
    on investments ......................        65,000        233,258        118,279         80,428        111,826        138,885
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        62,846        201,454        132,554         91,618        106,513         85,044
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        45,528        169,389        424,549         21,163         10,600        170,093
  Participant transfers from other
    funding options .....................        90,868        283,619        232,979        500,542        191,712        125,676
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (425)          (385)          (306)          (157)          (176)          (173)
  Contract surrenders ...................       (31,818)       (19,800)       (14,415)       (11,457)        (4,376)        (2,443)
  Participant transfers to other
    funding options .....................       (54,891)       (77,845)       (68,736)      (206,893)        (6,729)      (240,117)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --          7,926             --         (2,078)       (11,961)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        49,262        362,904        574,071        301,120        179,070         53,036
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       112,108        564,358        706,625        392,738        285,583        138,080


NET ASSETS:
    Beginning of year ...................     1,211,947        647,589        603,934        211,196        603,496        465,416
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,324,055   $  1,211,947   $  1,310,559   $    603,934   $    889,079   $    603,496
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     MFS EMERGING GROWTH               MFS MID CAP GROWTH
          PORTFOLIO                         PORTFOLIO                 MFS VALUE PORTFOLIO          PIONEER FUND PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (12,867)   $    (10,602)   $    (21,029)   $    (13,920)   $      1,620    $         --    $        512    $        197
     (14,634)        (77,718)          2,845         (48,803)          1,932              --             (63)              1

     124,407         253,357         181,295         323,930           7,508              --          17,160             264
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      96,906         165,037         163,111         261,207          11,060              --          17,609             462
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      44,103          47,187          17,654         196,728         188,465              --         234,206          15,700

     123,542          74,282          74,235         308,625          36,443              --          19,829              --
          --              --              --              --              --              --              --              --
        (379)           (342)           (491)           (390)             --              --             (24)             --
     (25,063)         (6,468)        (26,628)        (28,770)             --              --              --              --

    (122,124)       (117,196)        (97,938)        (78,607)             --              --              --              --
          --              --              --              --              --              --              --              --
          --              --              --          10,158              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      20,079          (2,537)        (33,168)        407,744         224,908              --         254,011          15,700
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     116,985         162,500         129,943         668,951         235,968              --         271,620          16,162

     802,723         640,223       1,331,459         662,508              --              --          16,162              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    919,708    $    802,723    $  1,461,402    $  1,331,459    $    235,968    $         --    $    287,782    $     16,162
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                SOCIAL AWARENESS             TRAVELERS QUALITY               U.S. GOVERNMENT
                                                 STOCK PORTFOLIO               BOND PORTFOLIO              SECURITIES PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $        139   $         --   $    175,148   $    212,747   $      3,715   $         --
  Realized gain (loss) ..................            --             --         (3,512)        24,890              7             --
  Change in unrealized gain (loss)
    on investments ......................           515             --        (62,132)        70,937         (3,890)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........           654             --        109,504        308,574           (168)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        24,000             --         18,671        674,890          2,000             --
  Participant transfers from other
    funding options .....................         1,000             --        478,123      1,307,615         89,502             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            --             --         (1,864)        (1,805)            --             --
  Contract surrenders ...................            --             --       (538,713)      (286,195)          (400)            --
  Participant transfers to other
    funding options .....................            --             --       (779,798)      (973,220)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --       (103,771)         1,405             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        25,000             --       (927,352)       722,690         91,102             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        25,654             --       (817,848)     1,031,264         90,934             --


NET ASSETS:
    Beginning of year ...................            --             --      6,338,527      5,307,263             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $     25,654   $         --   $  5,520,679   $  6,338,527   $     90,934   $         --
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                      SB ADJUSTABLE RATE
         AIM CAPITAL                                                 PIONEER STRATEGIC                INCOME PORTFOLIO -
    APPRECIATION PORTFOLIO       MFS TOTAL RETURN PORTFOLIO           INCOME PORTFOLIO                  CLASS I SHARES
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$    (19,908)   $    (13,206)   $    234,651    $    120,476    $     91,002    $     25,855    $      1,288    $         15
       6,884          (1,275)        554,205         (28,727)           (467)         (2,703)            334              --

      84,879         228,426         668,524       1,503,999         (11,745)         29,945          (2,724)            (28)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      71,855         213,945       1,457,380       1,595,748          78,790          53,097          (1,102)            (13)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      39,274         230,077       2,763,926       1,874,698         617,611              --         308,518          14,558

     288,962         188,889       1,762,552       2,528,855         512,483          25,493         394,305           1,318
          --              --           3,261              --              --              --              --              --
        (208)           (189)         (3,928)         (3,306)            (28)            (25)            (29)             --
     (34,862)        (19,125)       (591,801)       (352,459)         (3,570)         (1,197)       (115,745)            (49)

     (37,948)         (1,331)       (768,105)       (614,019)        (15,455)        (24,418)        (65,723)             --
          --              --          (3,261)             --              --              --              --              --
          --              --        (105,996)          7,017              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     255,218         398,321       3,056,648       3,440,786       1,111,041            (147)        521,326          15,827
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     327,073         612,266       4,514,028       5,036,534       1,189,831          52,950         520,224          15,814

   1,237,996         625,730      13,561,962       8,525,428         359,985         307,035          15,814              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,565,069    $  1,237,996    $ 18,075,990    $ 13,561,962    $  1,549,816    $    359,985    $    536,038    $     15,814
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                SMITH BARNEY
                                                   SMITH BARNEY                                                INTERNATIONAL
                                                    AGGRESSIVE                   SMITH BARNEY                  ALL CAP GROWTH
                                                 GROWTH PORTFOLIO           HIGH INCOME PORTFOLIO                PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (105,208)  $    (69,727)  $    220,044   $    117,409   $       (304)  $       (886)
  Realized gain (loss) ..................        47,326       (150,672)         5,732        (17,356)         1,965        (41,893)
  Change in unrealized gain (loss)
    on investments ......................       669,316      1,476,746         (8,106)       181,787         34,852         86,082
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       611,434      1,256,347        217,670        281,840         36,513         43,303
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,966,651        407,978        875,161        761,882             88          1,549
  Participant transfers from other
    funding options .....................     1,049,742        567,530        533,717        584,885        113,309         70,868
  Growth rate intra-fund transfers in ...        72,715             --             --             --             --             --
  Administrative charges ................        (1,845)        (1,896)          (443)          (248)           (49)           (58)
  Contract surrenders ...................      (125,145)      (350,228)       (41,134)       (48,690)        (5,557)        (4,346)
  Participant transfers to other
    funding options .....................      (111,728)      (211,163)      (302,143)      (257,151)       (19,697)      (135,680)
  Growth rate intra-fund transfers out ..       (72,718)            --             --             --             --             --
  Other payments to participants ........       (92,491)       (32,142)            --        (11,143)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,685,181        380,079      1,065,158      1,029,535         88,094        (67,667)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,296,615      1,636,426      1,282,828      1,311,375        124,607        (24,364)


NET ASSETS:
    Beginning of year ...................     5,567,979      3,931,553      1,986,534        675,159        188,015        212,379
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  8,864,594   $  5,567,979   $  3,269,362   $  1,986,534   $    312,622   $    188,015
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                         SMITH BARNEY                   SMITH BARNEY                    SMITH BARNEY
         SMITH BARNEY                LARGE CAPITALIZATION               MID CAP CORE                    MONEY MARKET
  LARGE CAP VALUE PORTFOLIO            GROWTH PORTFOLIO                   PORTFOLIO                       PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$      4,033    $      1,657    $    (35,995)   $    (33,041)   $    (34,363)   $    (25,980)   $    (22,557)   $    (26,366)
     (11,599)       (111,353)         19,069         (72,787)         20,984         (70,258)             --              --

     106,840         339,646          12,351         885,342         218,099         500,941              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      99,274         229,950          (4,575)        779,514         204,720         404,703         (22,557)        (26,366)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --             964         631,928         281,386         325,517         175,888       3,482,393         187,085

      10,925          25,388         303,389         277,281         234,825         120,621         783,985       1,070,655
          --              --          60,914              --          31,889              --           3,316              --
        (416)           (475)           (732)           (739)           (573)           (605)           (869)           (869)
     (67,181)       (182,631)       (127,637)       (227,133)        (70,941)       (240,590)        (74,903)        (81,799)

     (47,963)        (52,469)        (28,738)       (150,802)        (75,767)        (89,088)     (2,735,248)     (2,655,898)
          --              --         (60,914)             --         (31,889)             --          (3,316)             --
          27              --              62              --          (3,257)        (29,875)        (45,105)       (112,570)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (104,608)       (209,223)        778,272         179,993         409,804         (63,649)      1,410,253      (1,593,396)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (5,334)         20,727         773,697         959,507         614,524         341,054       1,387,696      (1,619,762)

   1,206,005       1,185,278       2,735,125       1,775,618       2,036,705       1,695,651       2,563,653       4,183,415
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,200,671    $  1,206,005    $  3,508,822    $  2,735,125    $  2,651,229    $  2,036,705    $  3,951,349    $  2,563,653
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                              TRAVELERS MANAGED                 VAN KAMPEN
                                            STRATEGIC EQUITY PORTFOLIO         INCOME PORTFOLIO            ENTERPRISE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (4,340)  $    (35,860)  $     85,410   $     51,725   $     (1,071)  $     (1,272)
  Realized gain (loss) ..................           (51)       (34,589)       (10,573)        (9,046)        (1,817)        (2,796)
  Change in unrealized gain (loss)
    on investments ......................       249,423        703,018        (47,966)        56,112          5,293         24,353
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       245,032        632,569         26,871         98,791          2,405         20,285
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        29,067        641,275        314,068        245,204             --          9,435
  Participant transfers from other
    funding options .....................        86,170        210,859        859,181        363,075          1,887          1,899
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (812)          (767)          (461)          (473)           (54)           (55)
  Contract surrenders ...................       (48,035)       (41,380)      (107,783)       (23,543)        (6,645)          (734)
  Participant transfers to other
    funding options .....................      (276,116)      (115,556)      (311,259)      (208,433)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (8,403)        (2,725)      (115,684)            --              8             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (218,129)       691,706        638,062        375,830         (4,804)        10,545
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        26,903      1,324,275        664,933        474,621         (2,399)        30,830


NET ASSETS:
    Beginning of year ...................     3,063,683      1,739,408      1,890,577      1,415,956        113,266         82,436
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,090,586   $  3,063,683   $  2,555,510   $  1,890,577   $    110,867   $    113,266
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

           COMSTOCK                                                                                     SMITH BARNEY
         PORTFOLIO -                   EMERGING GROWTH                   ENTERPRISE                   SMALL CAP GROWTH
       CLASS II SHARES           PORTFOLIO - CLASS I SHARES      PORTFOLIO - CLASS II SHARES       OPPORTUNITIES PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----            ----            ----
$     (5,449)   $     (3,779)   $    (10,420)   $     (7,935)   $       (298)   $       (150)   $     (6,609)   $     (4,165)
      12,141         (22,440)        (23,469)        (11,232)            623             (82)         18,982          (1,681)

     110,564         159,469          66,484         136,237             275           3,027          55,887         104,399
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     117,256         133,250          32,595         117,070             600           2,795          68,260          98,553
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       1,200          60,386          90,967             353              --             (97)        250,409          21,000

     229,518         144,600          67,162          22,842           2,738          14,929          57,887          35,328
          --              --          20,817              --              --              --              --              --
        (353)           (288)           (298)           (350)            (21)            (18)            (97)           (111)
     (14,167)        (28,802)         (2,170)         (6,001)           (107)         (1,643)        (13,681)         (4,097)

     (56,456)       (105,620)        (60,203)        (14,276)         (5,729)           (720)        (19,653)        (11,796)
          --              --         (20,821)             --              --              --              --              --
     (12,729)             --         (19,555)             --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     147,013          70,276          75,899           2,568          (3,119)         12,451         274,865          40,324
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     264,269         203,526         108,494         119,638          (2,519)         15,246         343,125         138,877

     666,901         463,375         588,321         468,683          24,678           9,432         345,475         206,598
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    931,170    $    666,901    $    696,815    $    588,321    $     22,159    $     24,678    $    688,600    $    345,475
============    ============    ============    ============    ============    ============    ============    ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  CONTRAFUND(R)                CONTRAFUND(R)                  DYNAMIC CAPITAL
                                              PORTFOLIO - SERVICE           PORTFOLIO - SERVICE          APPRECIATION PORTFOLIO -
                                                     CLASS                        CLASS 2                    SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (21,421)  $     (6,822)  $    (31,395)  $    (24,661)  $     (3,815)  $     (2,663)
  Realized gain (loss) ..................        13,625          3,314         66,330         (3,167)         1,988            387
  Change in unrealized gain (loss)
    on investments ......................       239,075        143,287        273,216        535,033          1,146         39,836
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       231,279        139,779        308,151        507,205           (681)        37,560
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       960,507        142,295         19,182        220,208             --        122,487
  Participant transfers from other
    funding options .....................       544,438        167,240        224,738        399,655          1,898          5,841
  Growth rate intra-fund transfers in ...         6,577             --             --             --             --             --
  Administrative charges ................          (277)          (178)        (1,109)          (974)           (64)           (58)
  Contract surrenders ...................       (22,529)        (9,348)      (174,539)       (73,351)        (9,205)        (1,147)
  Participant transfers to other
    funding options .....................       (73,985)        (5,200)      (228,403)      (385,988)          (333)          (403)
  Growth rate intra-fund transfers out ..        (6,577)            --             --             --             --             --
  Other payments to participants ........          (274)          (549)            --          8,029             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,407,880        294,260       (160,131)       167,579         (7,704)       126,720
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,639,159        434,039        148,020        674,784         (8,385)       164,280


NET ASSETS:
    Beginning of year ...................       825,618        391,579      2,444,747      1,769,963        266,319        102,039
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,464,777   $    825,618   $  2,592,767   $  2,444,747   $    257,934   $    266,319
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

           MID CAP
     PORTFOLIO - SERVICE
           CLASS 2                           COMBINED
------------------------------    ------------------------------
      2004             2003             2004             2003

$     (31,593)   $     (13,979)   $  (4,382,358)   $  (4,614,431)
       22,630            1,911        1,715,545       (4,698,727)

      505,390          382,006       45,870,524       97,849,656
-------------    -------------    -------------    -------------

      496,427          369,938       43,203,711       88,536,498
-------------    -------------    -------------    -------------

      838,145          166,972      114,131,962       46,249,648

      618,016          400,935       40,033,864       38,641,930
           --               --        1,189,690               --
         (451)            (295)        (163,958)        (155,768)
      (43,620)         (32,553)     (18,471,752)     (13,386,763)

     (101,522)        (201,408)     (17,700,640)     (28,714,915)
           --               --       (1,189,696)              --
       (3,435)          (2,066)      (4,538,440)      (4,526,286)
-------------    -------------    -------------    -------------

    1,307,133          331,585      113,291,030       38,107,846
-------------    -------------    -------------    -------------

    1,803,560          701,523      156,494,741      126,644,344

    1,513,126          811,603      489,076,466      362,432,122
-------------    -------------    -------------    -------------
$   3,316,686    $   1,513,126    $ 645,571,207    $ 489,076,466
=============    =============    =============    =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Fund BD III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD III includes the Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Life & Annuity Vintage XTRA (Series II) Annuity, Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity products.

Participant purchase payments applied to Fund BD III are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Fund BD III were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
           Shares
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio -
           Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio

     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly
           Merrill Lynch Small Cap Value V.I. Fund - Class III)
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investment VIT Funds, Massachusetts business trust
         EAFE(R) Equity Index Fund - Class A Shares
         Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large
           Cap Core Portfolio)
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio

     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

FEDERAL INCOME TAXES. The operations of Fund BD III form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund BD III adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $147,583,030 and $37,343,290 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $633,343,024 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $22,811,603. Gross unrealized depreciation for all investments at December 31, 2004 was $10,590,545.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner
    (GMAB)
  - Principal Protection Fees, if elected by the contract owner (PP)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                ------------------------------------   Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM     E.S.P.     GMWB     GMAB     PP (2)   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%        S   Portfolio Architect XTRA     1.25%    0.15%                                           1.40%
                                     S   Vintage XTRA                 1.25%    0.15%                                           1.40%
                                     S   Index Annuity                1.25%    0.15%                                           1.40%

Separate Account Charge 1.55%        S   Vintage XTRA (Series II)     1.40%    0.15%                                           1.55%

Separate Account Charge 1.60% (A)    S   Portfolio Architect XTRA     1.25%    0.15%     0.20%                                 1.60%
                                     S   Vintage XTRA                 1.25%    0.15%     0.20%                                 1.60%
Separate Account Charge 1.60% (B)    E   Index Annuity                1.45%    0.15%                                           1.60%
                                     E   Portfolio Architect XTRA     1.45%    0.15%                                           1.60%
                                     E   Vintage XTRA                 1.45%    0.15%                                           1.60%

Separate Account Charge 1.65%       SU   Vintage XTRA (Series II)     1.50%    0.15%                                           1.65%

Separate Account Charge 1.70%        S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%                                 1.70%

Separate Account Charge 1.80% (A)    S   Portfolio Architect XTRA     1.25%    0.15%              0.40%                        1.80%
                                     S   Vintage XTRA                 1.25%    0.15%              0.40%                        1.80%
Separate Account Charge 1.80% (B)    E   Portfolio Architect XTRA     1.45%    0.15%     0.20%                                 1.80%
                                     E   Vintage XTRA                 1.45%    0.15%     0.20%                                 1.80%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%                                 1.80%

Separate Account Charge 1.85%        R   Vintage XTRA (Series II)     1.70%    0.15%                                           1.85%

Separate Account Charge 1.95%        S   Vintage XTRA (Series II)     1.40%    0.15%              0.40%                        1.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                ------------------------------------   Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM     E.S.P.     GMWB     GMAB     PP (2)   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)    S   Portfolio Architect XTRA     1.25%    0.15%     0.20%    0.40%                        2.00%
                                     S   Vintage XTRA                 1.25%    0.15%     0.20%    0.40%                        2.00%
Separate Account Charge 2.00% (B)    E   Portfolio Architect XTRA     1.45%    0.15%              0.40%                        2.00%
                                     E   Vintage XTRA                 1.45%    0.15%              0.40%                        2.00%
                                     R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%                                 2.00%

Separate Account Charge 2.05%        S   Vintage XTRA (Series II)     1.40%    0.15%                        0.50%              2.05%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%              0.40%                        2.05%

Separate Account Charge 2.10%        S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%    0.40%                        2.10%

Separate Account Charge 2.15% (B)   SU   Vintage XTRA (Series II)     1.50%    0.15%                        0.50%              2.15%

Separate Account Charge 2.20% (A)    S   Index Annuity                1.25%    0.15%                                 0.80%     2.20%
                                     S   Vintage XTRA (Series II)     1.40%    0.15%     0.15%              0.50%              2.20%
                                    SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%    0.40%                        2.20%
Separate Account Charge 2.20% (B)    E   Portfolio Architect XTRA     1.45%    0.15%     0.20%    0.40%                        2.20%
                                     E   Vintage XTRA                 1.45%    0.15%     0.20%    0.40%                        2.20%

Separate Account Charge 2.25% (A)    S   Index Annuity                1.25%    0.15%                                 0.85%     2.25%
Separate Account Charge 2.25% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%              0.40%                        2.25%

Separate Account Charge 2.30% (B)   SU   Vintage XTRA (Series II)     1.50%    0.15%     0.15%              0.50%              2.30%

Separate Account Charge 2.35% (A)    S   Index Annuity                1.25%    0.15%                                 0.95%     2.35%
Separate Account Charge 2.35% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%                        0.50%              2.35%
Separate Account Charge 2.35% (A)        Protected Equity Portfolio   1.25%    0.15%                                 0.95%     2.35%

Separate Account Charge 2.40% (A)    R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%    0.40%                        2.40%
                                     S   Index Annuity                1.25%    0.15%                                 1.00%     2.40%

Separate Account Charge 2.40% (C)    E   Index Annuity                1.45%    0.15%                                 0.80%     2.40%

Separate Account Charge 2.45%        E   Index Annuity                1.45%    0.15%                                 0.85%     2.45%

Separate Account Charge 2.50% (A)    S   Index Annuity                1.25%    0.15%                                 1.10%     2.50%
Separate Account Charge 2.50% (B)    R   Vintage XTRA (Series II)     1.70%    0.15%     0.15%              0.50%              2.50%

Separate Account Charge 2.55% (A)    E   Index Annuity                1.45%    0.15%                                 0.95%     2.55%
Separate Account Charge 2.55% (B)    S   Index Annuity                1.25%    0.15%                                 1.15%     2.55%

Separate Account Charge 2.60%        E   Index Annuity                1.45%    0.15%                                 1.00%     2.60%

Separate Account Charge 2.70%        E   Index Annuity                1.45%    0.15%                                 1.10%     2.70%

Separate Account Charge 2.75% (A)    E   Index Annuity                1.45%    0.15%                                 1.15%     2.75%
Separate Account Charge 2.75% (B)    S   Index Annuity                1.25%    0.15%                                 1.35%     2.75%

Separate Account Charge 2.85%        S   Index Annuity                1.25%    0.15%                                 1.45%     2.85%

Separate Account Charge 2.90%        S   Index Annuity                1.25%    0.15%                                 1.50%     2.90%
                                         Protected Equity Portfolio   1.25%    0.15%                                 1.50%     2.90%

Separate Account Charge 2.95%        E   Index Annuity                1.45%    0.15%                                 1.35%     2.95%

Separate Account Charge 3.05% (A)    E   Index Annuity                1.45%    0.15%                                 1.45%     3.05%
Separate Account Charge 3.05% (B)    S   Index Annuity                1.25%    0.15%                                 1.65%     3.05%

Separate Account Charge 3.10%        E   Index Annuity                1.45%    0.15%                                 1.50%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         BD III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Asset-based Charges
                                                                      --------------------------------------------------------------
                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                ------------------------------------   Total
     (as identified in Note 5)      Ben  Product                       M&E      ADM     E.S.P.     GMWB     GMAB     PP (2)   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 3.20%        S   Index Annuity                1.25%    0.15%                                 1.80%     3.20%

Separate Account Charge 3.25%        E   Index Annuity                1.45%    0.15%                                 1.65%     3.25%

Separate Account Charge 3.30%        S   Index Annuity                1.25%    0.15%                                 1.90%     3.30%

Separate Account Charge 3.40% (A)    S   Index Annuity                1.25%    0.15%                                 2.00%     3.40%
Separate Account Charge 3.40% (B)    E   Index Annuity                1.45%    0.15%                                 1.80%     3.40%

Separate Account Charge 3.50% (A)    E   Index Annuity                1.45%    0.15%                                 1.90%     3.50%
Separate Account Charge 3.50% (B)        Protected Equity Portfolio   1.25%    0.15%                                 2.10%     3.50%

Separate Account Charge 3.60%        E   Index Annuity                1.45%    0.15%                                 2.00%     3.60%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

(2) The Travelers Index Annuity product offers an optional feature, Principal Protection Guarantee, for an annual insurance charge of up to 2.00%. If this is selected, and money is withdrawan prior to the maturity date, there is no refund of the charge and The Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows;

--------------------------------------------------------------------------------
Product                          Administrative Charge
--------------------------------------------------------------------------------

Portfolio Architect XTRA         $40 for contract values less than $100,000
Vintage XTRA                     $40 for contract values less than $100,000
Vintage XTRA (Series II)         $40 for contract values less than $100,000
Index Annuity (Std DB)           $30 for contract values less than $50,000
Protected Equity Portfolio       $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and listed directly below.

--------------------------------------------------------------------------------
Product                          Withdrawal/Surrender Charges (as a percentage
                                 of the amount withdrawn)
--------------------------------------------------------------------------------

Portfolio Architect XTRA         Up to 8% decreasing to 0% in years 9 and later
Vintage XTRA                     Up to 8% decreasing to 0% in years 9 and later
Vintage XTRA (Series II)         Up to 8% decreasing to 0% in years 9 and later
Index Annuity (Std DB)           Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio       Up to 9% decreasing to 0% in years 10 and later
--------------------------------------------------------------------------------

Contract withdrawal/surrender payments for BD III include $647,222 and $628,416 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 1.40% ................................           1,259,417      $  0.580         $    730,810
    Separate Account Charges 1.55% ................................                  --         1.350                   --
    Separate Account Charges 1.60% (B) ............................           1,021,955         0.575              587,516
    Separate Account Charges 1.65% ................................                  --         1.348                   --
    Separate Account Charges 1.70% ................................                  --         1.347                   --
    Separate Account Charges 1.80% (A) ............................              12,741         1.395               17,772
    Separate Account Charges 1.80% (B) ............................                  --         0.571                   --
    Separate Account Charges 1.85% ................................                  --         1.344                   --
    Separate Account Charges 1.95% ................................                  --         1.342                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.389                   --
    Separate Account Charges 2.05% ................................                  --         1.341                   --
    Separate Account Charges 2.10% ................................                  --         1.340                   --
    Separate Account Charges 2.15% ................................                  --         1.171                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.384                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.337                   --
    Separate Account Charges 2.35% ................................                  --         1.169                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.334                   --

High Yield Bond Trust
    Separate Account Charges 1.40% ................................              12,731         1.070               13,620
    Separate Account Charges 1.55% ................................                  --         1.069                   --
    Separate Account Charges 1.60% (B) ............................              67,364         1.068               71,972
    Separate Account Charges 1.65% ................................                  --         1.068                   --
    Separate Account Charges 1.70% ................................                  --         1.068                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.067                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.067                   --
    Separate Account Charges 1.85% ................................                  --         1.067                   --
    Separate Account Charges 1.95% ................................                  --         1.066                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.066                   --
    Separate Account Charges 2.05% ................................                  --         1.065                   --
    Separate Account Charges 2.10% ................................                  --         1.065                   --
    Separate Account Charges 2.15% ................................                  --         1.077                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.064                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.064                   --
    Separate Account Charges 2.35% ................................                  --         1.076                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.063                   --

Managed Assets Trust
    Separate Account Charges 1.40% ................................             129,391         1.078              139,497
    Separate Account Charges 1.55% ................................                  --         1.077                   --
    Separate Account Charges 1.60% (B) ............................              36,382         1.077               39,172
    Separate Account Charges 1.65% ................................                  --         1.076                   --
    Separate Account Charges 1.70% ................................                  --         1.076                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.075                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.075                   --
    Separate Account Charges 1.85% ................................                  --         1.075                   --
    Separate Account Charges 1.95% ................................                  --         1.074                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.074                   --
    Separate Account Charges 2.05% ................................                  --         1.073                   --
    Separate Account Charges 2.10% ................................                  --         1.073                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Managed Assets Trust (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.073         $         --
    Separate Account Charges 2.20% (B) ............................                  --         1.072                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.072                   --
    Separate Account Charges 2.35% ................................                  --         1.072                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.071                   --

Money Market Portfolio
    Separate Account Charges 1.40% ................................           1,934,132         1.146            2,216,251
    Separate Account Charges 1.55% ................................                  --         0.991                   --
    Separate Account Charges 1.60% (B) ............................           2,129,590         1.129            2,405,321
    Separate Account Charges 1.65% ................................                  --         0.990                   --
    Separate Account Charges 1.70% ................................                  --         0.989                   --
    Separate Account Charges 1.80% (A) ............................                  --         0.982                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.121                   --
    Separate Account Charges 1.85% ................................                  --         0.987                   --
    Separate Account Charges 1.95% ................................                  --         0.986                   --
    Separate Account Charges 2.00% (B) ............................               6,454         0.978                6,311
    Separate Account Charges 2.05% ................................                  --         0.984                   --
    Separate Account Charges 2.10% ................................                  --         0.984                   --
    Separate Account Charges 2.15% ................................                  --         0.995                   --
    Separate Account Charges 2.20% (B) ............................                  --         0.974                   --
    Separate Account Charges 2.25% (B) ............................                  --         0.982                   --
    Separate Account Charges 2.35% ................................                  --         0.994                   --
    Separate Account Charges 2.40% (B) ............................                  --         0.979                   --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.40% ................................             835,150         0.783              653,895
    Separate Account Charges 1.55% ................................                  --         1.160                   --
    Separate Account Charges 1.60% (B) ............................             803,062         0.777              624,171
    Separate Account Charges 1.65% ................................                  --         1.159                   --
    Separate Account Charges 1.70% ................................                  --         1.158                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.229                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.772                   --
    Separate Account Charges 1.85% ................................                  --         1.156                   --
    Separate Account Charges 1.95% ................................                  --         1.154                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.224                   --
    Separate Account Charges 2.05% ................................                  --         1.152                   --
    Separate Account Charges 2.10% ................................                  --         1.152                   --
    Separate Account Charges 2.15% ................................                  --         1.051                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.219                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.149                   --
    Separate Account Charges 2.35% ................................                  --         1.050                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.147                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.40% ................................              77,989      $  1.127         $     87,855
    Separate Account Charges 1.55% ................................               1,134         1.229                1,394
    Separate Account Charges 1.60% (B) ............................             127,755         1.121              143,154
    Separate Account Charges 1.65% ................................              47,564         1.227               58,373
    Separate Account Charges 1.70% ................................                  --         1.226                   --
    Separate Account Charges 1.80% (A) ............................               3,250         1.362                4,426
    Separate Account Charges 1.80% (B) ............................                 636         1.115                  709
    Separate Account Charges 1.85% ................................              83,568         1.224              102,275
    Separate Account Charges 1.95% ................................              53,770         1.222               65,715
    Separate Account Charges 2.00% (B) ............................               4,023         1.356                5,457
    Separate Account Charges 2.05% ................................              69,813         1.220               85,204
    Separate Account Charges 2.10% ................................                  --         1.220                   --
    Separate Account Charges 2.15% ................................                  --         1.082                   --
    Separate Account Charges 2.20% (B) ............................              37,059         1.351               50,060
    Separate Account Charges 2.25% (B) ............................              23,528         1.217               28,636
    Separate Account Charges 2.35% ................................                  --         1.081                   --
    Separate Account Charges 2.40% (B) ............................              75,559         1.215               91,772
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% ................................           1,057,694         0.668              706,345
    Separate Account Charges 1.55% ................................                  --         1.168                   --
    Separate Account Charges 1.60% (B) ............................           1,740,166         0.661            1,150,148
    Separate Account Charges 1.65% ................................             127,017         1.167              148,192
    Separate Account Charges 1.70% ................................                  --         1.166                   --
    Separate Account Charges 1.80% (A) ............................              25,662         1.222               31,359
    Separate Account Charges 1.80% (B) ............................                  --         0.656                   --
    Separate Account Charges 1.85% ................................                  --         1.163                   --
    Separate Account Charges 1.95% ................................              22,312         1.162               25,923
    Separate Account Charges 2.00% (B) ............................                  --         1.217                   --
    Separate Account Charges 2.05% ................................                  --         1.160                   --
    Separate Account Charges 2.10% ................................                  --         1.159                   --
    Separate Account Charges 2.15% ................................                  --         1.059                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.212                   --
    Separate Account Charges 2.25% (B) ............................              24,077         1.157               27,857
    Separate Account Charges 2.35% ................................                  --         1.058                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.155                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             820,524         1.106              907,846
    Separate Account Charges 1.55% ................................             265,601         1.330              353,143
    Separate Account Charges 1.60% (B) ............................           1,274,097         1.095            1,395,238
    Separate Account Charges 1.65% ................................             209,668         1.328              278,386
    Separate Account Charges 1.70% ................................                  --         1.327                   --
    Separate Account Charges 1.80% (A) ............................               3,312         1.458                4,829
    Separate Account Charges 1.80% (B) ............................              37,597         1.087               40,862
    Separate Account Charges 1.85% ................................             263,883         1.324              349,398
    Separate Account Charges 1.95% ................................             359,932         1.322              475,917
    Separate Account Charges 2.00% (B) ............................              48,619         1.452               70,600
    Separate Account Charges 2.05% ................................             418,416         1.320              552,480
    Separate Account Charges 2.10% ................................              14,907         1.319               19,669

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
American Funds Insurance Series (continued)
  Global Growth Fund - Class 2 Shares (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.114         $         --
    Separate Account Charges 2.20% (B) ............................               9,897         1.446               14,313
    Separate Account Charges 2.25% (B) ............................             330,117         1.317              434,675
    Separate Account Charges 2.35% ................................                  --         1.113                   --
    Separate Account Charges 2.40% (B) ............................              40,738         1.314               53,530
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................           1,620,395         1.097            1,777,950
    Separate Account Charges 1.55% ................................             948,771         1.275            1,209,983
    Separate Account Charges 1.60% (B) ............................           2,992,285         1.086            3,249,458
    Separate Account Charges 1.65% ................................             594,397         1.274              756,990
    Separate Account Charges 1.70% ................................                  --         1.273                   --
    Separate Account Charges 1.80% (A) ............................              29,481         1.426               42,048
    Separate Account Charges 1.80% (B) ............................              44,993         1.078               48,494
    Separate Account Charges 1.85% ................................             276,644         1.270              351,342
    Separate Account Charges 1.95% ................................           1,406,254         1.268            1,783,490
    Separate Account Charges 2.00% (B) ............................              62,507         1.420               88,789
    Separate Account Charges 2.05% ................................           1,448,922         1.266            1,835,045
    Separate Account Charges 2.10% ................................               5,032         1.266                6,369
    Separate Account Charges 2.15% ................................              29,474         1.087               32,038
    Separate Account Charges 2.20% (B) ............................              76,812         1.415              108,665
    Separate Account Charges 2.25% (B) ............................             245,275         1.263              309,777
    Separate Account Charges 2.35% ................................                  --         1.086                   --
    Separate Account Charges 2.40% (B) ............................             113,459         1.260              142,999
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................           1,515,560         1.271            1,925,738
    Separate Account Charges 1.55% ................................           1,091,818         1.249            1,363,366
    Separate Account Charges 1.60% (B) ............................           3,102,578         1.258            3,901,823
    Separate Account Charges 1.65% ................................             707,032         1.247              881,658
    Separate Account Charges 1.70% ................................                  --         1.246                   --
    Separate Account Charges 1.80% (A) ............................              30,962         1.370               42,404
    Separate Account Charges 1.80% (B) ............................              79,855         1.248               99,670
    Separate Account Charges 1.85% ................................             534,239         1.244              664,336
    Separate Account Charges 1.95% ................................           1,878,411         1.242            2,332,606
    Separate Account Charges 2.00% (B) ............................              67,721         1.364               92,372
    Separate Account Charges 2.05% ................................           1,766,970         1.240            2,191,177
    Separate Account Charges 2.10% ................................              22,820         1.239               28,279
    Separate Account Charges 2.15% ................................              44,503         1.066               47,441
    Separate Account Charges 2.20% (B) ............................              46,024         1.358               62,521
    Separate Account Charges 2.25% (B) ............................             262,019         1.237              324,025
    Separate Account Charges 2.35% ................................                  --         1.065                   --
    Separate Account Charges 2.40% (B) ............................              97,009         1.234              119,717

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.40% ................................              71,546         1.009               72,205
    Separate Account Charges 1.55% ................................                  --         1.508                   --
    Separate Account Charges 1.60% (B) ............................              74,551         1.000               74,538
    Separate Account Charges 1.65% ................................                  --         1.506                   --
    Separate Account Charges 1.70% ................................                  --         1.505                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Credit Suisse Trust (continued)
  Credit Suisse Trust Emerging Markets Portfolio (continued)
    Separate Account Charges 1.80% (A) ............................                  --      $  1.691         $         --
    Separate Account Charges 1.80% (B) ............................                  --         0.992                   --
    Separate Account Charges 1.85% ................................                  --         1.502                   --
    Separate Account Charges 1.95% ................................                  --         1.500                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.684                   --
    Separate Account Charges 2.05% ................................                  --         1.497                   --
    Separate Account Charges 2.10% ................................                  --         1.496                   --
    Separate Account Charges 2.15% ................................                  --         1.288                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.677                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.493                   --
    Separate Account Charges 2.35% ................................                  --         1.287                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.490                   --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.40% ................................             585,483         2.221            1,300,106
    Separate Account Charges 1.55% ................................                  --         1.482                   --
    Separate Account Charges 1.60% (B) ............................             490,484         2.200            1,079,037
    Separate Account Charges 1.65% ................................                  --         1.480                   --
    Separate Account Charges 1.70% ................................                  --         1.479                   --
    Separate Account Charges 1.80% (A) ............................               4,404         1.708                7,520
    Separate Account Charges 1.80% (B) ............................                  --         2.183                   --
    Separate Account Charges 1.85% ................................                  --         1.475                   --
    Separate Account Charges 1.95% ................................                  --         1.473                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.701                   --
    Separate Account Charges 2.05% ................................                  --         1.471                   --
    Separate Account Charges 2.10% ................................                  --         1.470                   --
    Separate Account Charges 2.15% ................................                  --         1.289                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.694                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.467                   --
    Separate Account Charges 2.35% ................................                  --         1.288                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.464                   --

Dreyfus Variable Investment Fund
  Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.40% ................................           1,242,192         1.086            1,349,088
    Separate Account Charges 1.55% ................................                  --         1.261                   --
    Separate Account Charges 1.60% (B) ............................             589,066         1.076              633,813
    Separate Account Charges 1.65% ................................                  --         1.260                   --
    Separate Account Charges 1.70% ................................                  --         1.259                   --
    Separate Account Charges 1.80% (A) ............................               9,226         1.381               12,742
    Separate Account Charges 1.80% (B) ............................                  --         1.068                   --
    Separate Account Charges 1.85% ................................                  --         1.256                   --
    Separate Account Charges 1.95% ................................                  --         1.254                   --
    Separate Account Charges 2.00% (B) ............................              10,675         1.375               14,684
    Separate Account Charges 2.05% ................................                  --         1.253                   --
    Separate Account Charges 2.10% ................................                  --         1.252                   --
    Separate Account Charges 2.15% ................................                  --         1.095                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.370                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.249                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares (continued)
    Separate Account Charges 2.35% ................................                  --      $  1.094         $         --
    Separate Account Charges 2.40% (B) ............................                  --         1.247                   --
  Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.40% ................................             580,657         0.888              515,482
    Separate Account Charges 1.55% ................................                  --         1.153                   --
    Separate Account Charges 1.60% (B) ............................             767,751         0.880              675,258
    Separate Account Charges 1.65% ................................                  --         1.151                   --
    Separate Account Charges 1.70% ................................                  --         1.150                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.192                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.873                   --
    Separate Account Charges 1.85% ................................                  --         1.148                   --
    Separate Account Charges 1.95% ................................                  --         1.146                   --
    Separate Account Charges 2.00% (B) ............................               6,461         1.187                7,671
    Separate Account Charges 2.05% ................................                  --         1.145                   --
    Separate Account Charges 2.10% ................................                  --         1.144                   --
    Separate Account Charges 2.15% ................................                  --         1.024                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.183                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.141                   --
    Separate Account Charges 2.35% ................................                  --         1.023                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.139                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             419,907         0.844              354,313
    Separate Account Charges 1.55% ................................              99,869         1.312              130,980
    Separate Account Charges 1.60% (B) ............................             569,577         0.835              475,696
    Separate Account Charges 1.65% ................................              79,792         1.310              104,502
    Separate Account Charges 1.70% ................................                  --         1.309                   --
    Separate Account Charges 1.80% (A) ............................               6,328         1.430                9,048
    Separate Account Charges 1.80% (B) ............................                  --         0.829                   --
    Separate Account Charges 1.85% ................................               9,224         1.306               12,048
    Separate Account Charges 1.95% ................................             185,368         1.304              241,767
    Separate Account Charges 2.00% (B) ............................                  --         1.424                   --
    Separate Account Charges 2.05% ................................             155,797         1.302              202,915
    Separate Account Charges 2.10% ................................                  --         1.302                   --
    Separate Account Charges 2.15% ................................                  --         1.086                   --
    Separate Account Charges 2.20% (B) ............................              23,049         1.418               32,688
    Separate Account Charges 2.25% (B) ............................              11,635         1.299               15,112
    Separate Account Charges 2.35% ................................              19,739         1.085               21,417
    Separate Account Charges 2.40% (B) ............................               8,159         1.296               10,575
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             646,673         1.158              748,800
    Separate Account Charges 1.55% ................................             350,111         1.242              434,711
    Separate Account Charges 1.60% (B) ............................             454,839         1.152              523,874
    Separate Account Charges 1.65% ................................              93,925         1.240              116,459
    Separate Account Charges 1.70% ................................                  --         1.239                   --
    Separate Account Charges 1.80% (A) ............................               5,087         1.352                6,879
    Separate Account Charges 1.80% (B) ............................                  --         1.146                   --
    Separate Account Charges 1.85% ................................               9,762         1.236               12,070
    Separate Account Charges 1.95% ................................             143,445         1.235              177,122

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.00% (B) ............................               7,977      $  1.347         $     10,742
    Separate Account Charges 2.05% ................................             362,129         1.233              446,527
    Separate Account Charges 2.10% ................................                  --         1.232                   --
    Separate Account Charges 2.15% ................................                  --         1.101                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.341                   --
    Separate Account Charges 2.25% (B) ............................              41,936         1.230               51,565
    Separate Account Charges 2.35% ................................                  --         1.100                   --
    Separate Account Charges 2.40% (B) ............................             149,839         1.227              183,864
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................              54,824         1.781               97,619
    Separate Account Charges 1.55% ................................              40,974         1.554               63,664
    Separate Account Charges 1.60% (B) ............................              75,008         1.775              133,115
    Separate Account Charges 1.65% ................................             109,299         1.552              169,591
    Separate Account Charges 1.70% ................................                  --         1.551                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.769                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.769                   --
    Separate Account Charges 1.85% ................................               6,128         1.547                9,483
    Separate Account Charges 1.95% ................................             111,636         1.545              172,496
    Separate Account Charges 2.00% (B) ............................                  --         1.763                   --
    Separate Account Charges 2.05% ................................              60,640         1.543               93,570
    Separate Account Charges 2.10% ................................              10,047         1.542               15,492
    Separate Account Charges 2.15% ................................                  --         1.263                   --
    Separate Account Charges 2.20% (B) ............................               6,217         1.757               10,924
    Separate Account Charges 2.25% (B) ............................               4,065         1.539                6,255
    Separate Account Charges 2.35% ................................                  --         1.262                   --
    Separate Account Charges 2.40% (B) ............................               7,023         1.536               10,785
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             322,771         1.082              349,359
    Separate Account Charges 1.55% ................................             123,692         1.375              170,031
    Separate Account Charges 1.60% (B) ............................             305,019         1.071              326,763
    Separate Account Charges 1.65% ................................             208,807         1.373              286,634
    Separate Account Charges 1.70% ................................                  --         1.372                   --
    Separate Account Charges 1.80% (A) ............................               5,586         1.495                8,350
    Separate Account Charges 1.80% (B) ............................                  --         1.063                   --
    Separate Account Charges 1.85% ................................              35,130         1.369               48,091
    Separate Account Charges 1.95% ................................             422,726         1.367              577,877
    Separate Account Charges 2.00% (B) ............................              33,262         1.489               49,519
    Separate Account Charges 2.05% ................................             334,841         1.365              457,100
    Separate Account Charges 2.10% ................................               7,082         1.364                9,661
    Separate Account Charges 2.15% ................................                  --         1.157                   --
    Separate Account Charges 2.20% (B) ............................               7,327         1.483               10,864
    Separate Account Charges 2.25% (B) ............................              66,798         1.361               90,934
    Separate Account Charges 2.35% ................................                  --         1.156                   --
    Separate Account Charges 2.40% (B) ............................               7,546         1.359               10,251

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ................................             238,864      $  1.180         $    281,931
    Separate Account Charges 1.55% ................................             129,232         1.329              171,783
    Separate Account Charges 1.60% (B) ............................              49,047         1.174               57,582
    Separate Account Charges 1.65% ................................              14,468         1.327               19,205
    Separate Account Charges 1.70% ................................                  --         1.326                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.444                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.168                   --
    Separate Account Charges 1.85% ................................                  --         1.324                   --
    Separate Account Charges 1.95% ................................             273,757         1.322              361,879
    Separate Account Charges 2.00% (B) ............................               3,817         1.438                5,490
    Separate Account Charges 2.05% ................................             186,547         1.320              246,253
    Separate Account Charges 2.10% ................................                  --         1.319                   --
    Separate Account Charges 2.15% ................................              21,542         1.121               24,142
    Separate Account Charges 2.20% (B) ............................                  --         1.433                   --
    Separate Account Charges 2.25% (B) ............................               7,758         1.316               10,212
    Separate Account Charges 2.35% ................................                  --         1.119                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.314                   --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% ................................             905,772         1.040              942,138
    Separate Account Charges 1.55% ................................             119,369         1.202              143,434
    Separate Account Charges 1.60% (B) ............................           1,649,177         1.029            1,697,822
    Separate Account Charges 1.65% ................................             135,134         1.200              162,153
    Separate Account Charges 1.70% ................................                  --         1.199                   --
    Separate Account Charges 1.80% (A) ............................              11,012         1.277               14,063
    Separate Account Charges 1.80% (B) ............................                 437         1.022                  447
    Separate Account Charges 1.85% ................................               8,849         1.197               10,588
    Separate Account Charges 1.95% ................................             459,734         1.195              549,360
    Separate Account Charges 2.00% (B) ............................              86,821         1.272              110,427
    Separate Account Charges 2.05% ................................             508,994         1.193              607,382
    Separate Account Charges 2.10% ................................                  --         1.192                   --
    Separate Account Charges 2.15% ................................                  --         1.058                   --
    Separate Account Charges 2.20% (B) ............................              26,515         1.267               33,588
    Separate Account Charges 2.25% (B) ............................               7,080         1.190                8,425
    Separate Account Charges 2.35% ................................                  --         1.057                   --
    Separate Account Charges 2.40% (B) ............................              22,999         1.188               27,312
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.40% ................................             424,696         1.235              524,644
    Separate Account Charges 1.55% ................................              83,592         1.114               93,084
    Separate Account Charges 1.60% (B) ............................             846,733         1.223            1,035,299
    Separate Account Charges 1.65% ................................             165,730         1.112              184,294
    Separate Account Charges 1.70% ................................                  --         1.111                   --
    Separate Account Charges 1.80% (A) ............................               6,109         1.162                7,101
    Separate Account Charges 1.80% (B) ............................                  --         1.214                   --
    Separate Account Charges 1.85% ................................                  --         1.109                   --
    Separate Account Charges 1.95% ................................             410,739         1.107              454,850
    Separate Account Charges 2.00% (B) ............................             132,433         1.158              153,308
    Separate Account Charges 2.05% ................................             289,574         1.106              320,225
    Separate Account Charges 2.10% ................................                  --         1.105                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Diversified Strategic Income Portfolio (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.071         $         --
    Separate Account Charges 2.20% (B) ............................                  --         1.153                   --
    Separate Account Charges 2.25% (B) ............................              35,131         1.103               38,742
    Separate Account Charges 2.35% ................................                  --         1.070                   --
    Separate Account Charges 2.40% (B) ............................              34,829         1.100               38,329
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 1.40% ................................           4,261,020         1.297            5,527,838
    Separate Account Charges 1.55% ................................                  --         1.233                   --
    Separate Account Charges 1.60% (B) ............................             813,827         1.278            1,040,464
    Separate Account Charges 1.65% ................................                  --         1.231                   --
    Separate Account Charges 1.70% ................................                  --         1.231                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.320                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.234                   --
    Separate Account Charges 1.85% ................................                  --         1.228                   --
    Separate Account Charges 1.95% ................................                  --         1.226                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.315                   --
    Separate Account Charges 2.05% ................................                  --         1.225                   --
    Separate Account Charges 2.10% ................................                  --         1.224                   --
    Separate Account Charges 2.15% ................................                  --         1.073                   --
    Separate Account Charges 2.20% (A) ............................                  --         1.224                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.310                   --
    Separate Account Charges 2.25% (A) ............................                  --         1.022                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.221                   --
    Separate Account Charges 2.35% (A) ............................           7,968,189         1.213            9,665,108
    Separate Account Charges 2.35% ................................                  --         1.071                   --
    Separate Account Charges 2.40% (A) ............................             588,698         1.099              646,983
    Separate Account Charges 2.40% (B) ............................                  --         1.219                   --
    Separate Account Charges 2.45% ................................                  --         1.008                   --
    Separate Account Charges 2.50% (A) ............................             193,149         1.197              231,238
    Separate Account Charges 2.55% (A) ............................                  --         1.196                   --
    Separate Account Charges 2.55% (B) ............................             712,477         0.803              571,905
    Separate Account Charges 2.60% ................................             230,077         1.085              249,671
    Separate Account Charges 2.70% ................................               9,589         1.180               11,314
    Separate Account Charges 2.75% (A) ............................             162,606         0.796              129,372
    Separate Account Charges 2.75% (B) ............................           2,383,848         1.180            2,811,873
    Separate Account Charges 2.85% ................................           1,725,538         0.981            1,693,123
    Separate Account Charges 2.90% ................................         123,921,589         1.163          144,090,735
    Separate Account Charges 2.95% ................................             172,952         1.163              201,184
    Separate Account Charges 3.05% (A) ............................              13,039         0.968               12,627
    Separate Account Charges 3.05% (B) ............................         106,137,639         0.912           96,818,866
    Separate Account Charges 3.10% ................................           3,418,136         1.146            3,916,769
    Separate Account Charges 3.20% ................................         130,601,516         0.830          108,452,535
    Separate Account Charges 3.25% ................................           9,279,755         0.906            8,403,664
    Separate Account Charges 3.40% (A) ............................              11,672         1.047               12,222
    Separate Account Charges 3.40% (B) ............................           2,038,349         0.822            1,674,812
    Separate Account Charges 3.50% (B) ............................          15,610,163         1.368           21,355,547
    Separate Account Charges 3.60% ................................             146,590         1.033              151,381

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.40% ................................           1,872,075      $  0.861          $ 1,612,466
    Separate Account Charges 1.55% ................................              24,820         1.229               30,497
    Separate Account Charges 1.60% (B) ............................           2,711,504         0.853            2,311,645
    Separate Account Charges 1.65% ................................             165,512         1.227              203,090
    Separate Account Charges 1.70% ................................                  --         1.226                   --
    Separate Account Charges 1.80% (A) ............................              44,329         1.314               58,229
    Separate Account Charges 1.80% (B) ............................                  --         0.846                   --
    Separate Account Charges 1.85% ................................                  --         1.224                   --
    Separate Account Charges 1.95% ................................           1,113,161         1.222            1,360,215
    Separate Account Charges 2.00% (B) ............................              16,232         1.308               21,235
    Separate Account Charges 2.05% ................................             138,787         1.220              169,356
    Separate Account Charges 2.10% ................................                  --         1.219                   --
    Separate Account Charges 2.15% ................................                  --         1.071                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.303                   --
    Separate Account Charges 2.25% (B) ............................               4,735         1.217                5,761
    Separate Account Charges 2.35% ................................                  --         1.070                   --
    Separate Account Charges 2.40% (B) ............................              22,782         1.214               27,665
  Fundamental Value Portfolio
    Separate Account Charges 1.40% ................................             863,864         1.317            1,137,696
    Separate Account Charges 1.55% ................................             234,554         1.248              292,663
    Separate Account Charges 1.60% (B) ............................           2,184,139         1.304            2,847,374
    Separate Account Charges 1.65% ................................             184,304         1.246              229,646
    Separate Account Charges 1.70% ................................                  --         1.245                   --
    Separate Account Charges 1.80% (A) ............................              92,694         1.398              129,564
    Separate Account Charges 1.80% (B) ............................                  --         1.294                   --
    Separate Account Charges 1.85% ................................             279,395         1.243              347,163
    Separate Account Charges 1.95% ................................             692,617         1.241              859,426
    Separate Account Charges 2.00% (B) ............................             100,835         1.392              140,371
    Separate Account Charges 2.05% ................................             561,965         1.239              696,334
    Separate Account Charges 2.10% ................................                  --         1.238                   --
    Separate Account Charges 2.15% ................................                  --         1.059                   --
    Separate Account Charges 2.20% (B) ............................              28,972         1.386               40,167
    Separate Account Charges 2.25% (B) ............................             236,783         1.236              292,588
    Separate Account Charges 2.35% ................................                  --         1.058                   --
    Separate Account Charges 2.40% (B) ............................              55,081         1.233               67,922
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.40% ................................             114,646         1.126              129,100
    Separate Account Charges 1.55% ................................                  --         1.232                   --
    Separate Account Charges 1.60% (B) ............................              75,819         1.120               84,925
    Separate Account Charges 1.65% ................................                  --         1.231                   --
    Separate Account Charges 1.70% ................................                  --         1.230                   --
    Separate Account Charges 1.80% (A) ............................              64,585         1.400               90,410
    Separate Account Charges 1.80% (B) ............................                  --         1.114                   --
    Separate Account Charges 1.85% ................................                  --         1.227                   --
    Separate Account Charges 1.95% ................................                  --         1.226                   --
    Separate Account Charges 2.00% (B) ............................               8,114         1.394               11,312
    Separate Account Charges 2.05% ................................                  --         1.224                   --
    Separate Account Charges 2.10% ................................                  --         1.223                   --
    Separate Account Charges 2.15% ................................                  --         1.055                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.388                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (continued)
    Separate Account Charges 2.25% (B) ............................                  --      $  1.221         $         --
    Separate Account Charges 2.35% ................................                  --         1.054                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.218                   --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.40% ................................              48,617         1.098               53,365
    Separate Account Charges 1.55% ................................                  --         1.203                   --
    Separate Account Charges 1.60% (B) ............................             222,100         1.092              242,489
    Separate Account Charges 1.65% ................................                  --         1.201                   --
    Separate Account Charges 1.70% ................................                  --         1.201                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.316                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.086                   --
    Separate Account Charges 1.85% ................................                  --         1.198                   --
    Separate Account Charges 1.95% ................................                  --         1.196                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.311                   --
    Separate Account Charges 2.05% ................................                  --         1.195                   --
    Separate Account Charges 2.10% ................................                  --         1.194                   --
    Separate Account Charges 2.15% ................................                  --         1.067                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.306                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.191                   --
    Separate Account Charges 2.35% ................................                  --         1.065                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.189                   --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.40% ................................           1,915,626         1.004            1,924,130
    Separate Account Charges 1.55% ................................                  --         1.150                   --
    Separate Account Charges 1.60% (B) ............................             836,476         0.995              832,390
    Separate Account Charges 1.65% ................................                  --         1.149                   --
    Separate Account Charges 1.70% ................................                  --         1.148                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.181                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.988                   --
    Separate Account Charges 1.85% ................................                  --         1.146                   --
    Separate Account Charges 1.95% ................................                  --         1.144                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.176                   --
    Separate Account Charges 2.05% ................................                  --         1.142                   --
    Separate Account Charges 2.10% ................................                  --         1.142                   --
    Separate Account Charges 2.15% ................................                  --         1.069                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.172                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.139                   --
    Separate Account Charges 2.35% ................................                  --         1.068                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.137                   --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.40% ................................             414,066         0.907              375,472
    Separate Account Charges 1.55% ................................                  --         1.259                   --
    Separate Account Charges 1.60% (B) ............................             428,067         0.898              384,567
    Separate Account Charges 1.65% ................................                  --         1.257                   --
    Separate Account Charges 1.70% ................................                  --         1.256                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.374                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.892                   --
    Separate Account Charges 1.85% ................................                  --         1.253                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Global Life Sciences Portfolio - Service Shares (continued)
    Separate Account Charges 1.95% ................................                  --      $  1.252         $         --
    Separate Account Charges 2.00% (B) ............................                  --         1.369                   --
    Separate Account Charges 2.05% ................................                  --         1.250                   --
    Separate Account Charges 2.10% ................................                  --         1.249                   --
    Separate Account Charges 2.15% ................................                  --         1.040                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.363                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.246                   --
    Separate Account Charges 2.35% ................................                  --         1.039                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.244                   --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.40% ................................             819,133         0.346              283,630
    Separate Account Charges 1.55% ................................                  --         1.190                   --
    Separate Account Charges 1.60% (B) ............................             724,128         0.343              248,402
    Separate Account Charges 1.65% ................................                  --         1.188                   --
    Separate Account Charges 1.70% ................................                  --         1.187                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.342                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.340                   --
    Separate Account Charges 1.85% ................................                  --         1.185                   --
    Separate Account Charges 1.95% ................................                  --         1.183                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.337                   --
    Separate Account Charges 2.05% ................................                  --         1.182                   --
    Separate Account Charges 2.10% ................................                  --         1.181                   --
    Separate Account Charges 2.15% ................................                  --         1.054                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.331                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.178                   --
    Separate Account Charges 2.35% ................................                  --         1.052                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.176                   --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.40% ................................             126,195         0.449               56,681
    Separate Account Charges 1.55% ................................              38,247         1.357               51,904
    Separate Account Charges 1.60% (B) ............................           1,080,108         0.445              480,607
    Separate Account Charges 1.65% ................................               6,353         1.355                8,610
    Separate Account Charges 1.70% ................................                  --         1.354                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.540                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.442                   --
    Separate Account Charges 1.85% ................................                  --         1.351                   --
    Separate Account Charges 1.95% ................................              58,373         1.350               78,780
    Separate Account Charges 2.00% (B) ............................                  --         1.533                   --
    Separate Account Charges 2.05% ................................              21,722         1.348               29,275
    Separate Account Charges 2.10% ................................               4,813         1.347                6,482
    Separate Account Charges 2.15% ................................                  --         1.131                   --
    Separate Account Charges 2.20% (B) ............................              16,511         1.527               25,212
    Separate Account Charges 2.25% (B) ............................                  --         1.344                   --
    Separate Account Charges 2.35% ................................                  --         1.130                   --
    Separate Account Charges 2.40% (B) ............................              44,609         1.341               59,829

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.40% ................................             770,248      $  0.561         $    431,934
    Separate Account Charges 1.55% ................................                  --         1.177                   --
    Separate Account Charges 1.60% (B) ............................             965,366         0.556              536,327
    Separate Account Charges 1.65% ................................                  --         1.176                   --
    Separate Account Charges 1.70% ................................                  --         1.175                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.222                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.551                   --
    Separate Account Charges 1.85% ................................                  --         1.172                   --
    Separate Account Charges 1.95% ................................                  --         1.171                   --
    Separate Account Charges 2.00% (B) ............................               9,123         1.217               11,103
    Separate Account Charges 2.05% ................................                  --         1.169                   --
    Separate Account Charges 2.10% ................................                  --         1.168                   --
    Separate Account Charges 2.15% ................................                  --         1.088                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.212                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.166                   --
    Separate Account Charges 2.35% ................................                  --         1.087                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.163                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.40% ................................               6,516         1.513                9,862
    Separate Account Charges 1.55% ................................              49,369         1.330               65,643
    Separate Account Charges 1.60% (B) ............................              50,521         1.508               76,202
    Separate Account Charges 1.65% ................................              42,276         1.328               56,135
    Separate Account Charges 1.70% ................................                  --         1.327                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.503                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.503                   --
    Separate Account Charges 1.85% ................................                  --         1.324                   --
    Separate Account Charges 1.95% ................................              26,720         1.322               35,332
    Separate Account Charges 2.00% (B) ............................                  --         1.498                   --
    Separate Account Charges 2.05% ................................              55,847         1.320               73,743
    Separate Account Charges 2.10% ................................                  --         1.320                   --
    Separate Account Charges 2.15% ................................                  --         1.127                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.493                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.317                   --
    Separate Account Charges 2.35% ................................                  --         1.126                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.314                   --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.40% ................................              84,102         1.382              116,265
    Separate Account Charges 1.55% ................................             110,727         1.267              140,345
    Separate Account Charges 1.60% (B) ............................             334,959         1.378              461,514
    Separate Account Charges 1.65% ................................              75,347         1.266               95,369
    Separate Account Charges 1.70% ................................                  --         1.265                   --
    Separate Account Charges 1.80% (A) ............................              10,594         1.373               14,548
    Separate Account Charges 1.80% (B) ............................                  --         1.373                   --
    Separate Account Charges 1.85% ................................              75,180         1.262               94,893
    Separate Account Charges 1.95% ................................             446,478         1.260              562,766
    Separate Account Charges 2.00% (B) ............................               7,792         1.369               10,664

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Lord Abbett Series Fund, Inc. (continued)
  Growth and Income Portfolio (continued)
    Separate Account Charges 2.05% ................................             215,528      $  1.259         $    271,288
    Separate Account Charges 2.10% ................................                  --         1.258                   --
    Separate Account Charges 2.15% ................................                  --         1.101                   --
    Separate Account Charges 2.20% (B) ............................               3,941         1.364                5,376
    Separate Account Charges 2.25% (B) ............................              29,192         1.255               36,642
    Separate Account Charges 2.35% ................................                  --         1.100                   --
    Separate Account Charges 2.40% (B) ............................              11,557         1.253               14,477
  Mid-Cap Value Portfolio
    Separate Account Charges 1.40% ................................              41,464         1.541               63,888
    Separate Account Charges 1.55% ................................             156,682         1.415              221,645
    Separate Account Charges 1.60% (B) ............................             209,638         1.536              321,938
    Separate Account Charges 1.65% ................................             220,095         1.413              310,916
    Separate Account Charges 1.70% ................................                  --         1.412                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.531                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.531                   --
    Separate Account Charges 1.85% ................................              70,760         1.409               99,683
    Separate Account Charges 1.95% ................................             290,836         1.407              409,143
    Separate Account Charges 2.00% (B) ............................              12,377         1.525               18,881
    Separate Account Charges 2.05% ................................             195,242         1.405              274,283
    Separate Account Charges 2.10% ................................               6,909         1.404                9,700
    Separate Account Charges 2.15% ................................                  --         1.162                   --
    Separate Account Charges 2.20% (B) ............................              11,391         1.520               17,319
    Separate Account Charges 2.25% (B) ............................              77,858         1.401              109,074
    Separate Account Charges 2.35% ................................                  --         1.161                   --
    Separate Account Charges 2.40% (B) ............................               8,818         1.398               12,328

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.40% ................................              54,657         1.210               66,134
    Separate Account Charges 1.55% ................................                  --         1.208                   --
    Separate Account Charges 1.60% (B) ............................               9,574         1.207               11,559
    Separate Account Charges 1.65% ................................                  --         1.207                   --
    Separate Account Charges 1.70% ................................                  --         1.206                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.205                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.205                   --
    Separate Account Charges 1.85% ................................              11,520         1.204               13,869
    Separate Account Charges 1.95% ................................              15,726         1.203               18,912
    Separate Account Charges 2.00% (B) ............................                  --         1.202                   --
    Separate Account Charges 2.05% ................................                  --         1.201                   --
    Separate Account Charges 2.10% ................................                  --         1.201                   --
    Separate Account Charges 2.15% ................................                  --         1.118                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.199                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.199                   --
    Separate Account Charges 2.35% ................................                  --         1.117                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.197                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.40% ................................              11,133      $  1.208         $     13,451
    Separate Account Charges 1.55% ................................              22,440         1.206               27,067
    Separate Account Charges 1.60% (B) ............................               9,828         1.205               11,848
    Separate Account Charges 1.65% ................................                  --         1.205                   --
    Separate Account Charges 1.70% ................................                  --         1.204                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.203                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.203                   --
    Separate Account Charges 1.85% ................................                  --         1.202                   --
    Separate Account Charges 1.95% ................................               4,348         1.201                5,221
    Separate Account Charges 2.00% (B) ............................                  --         1.200                   --
    Separate Account Charges 2.05% ................................               2,234         1.199                2,679
    Separate Account Charges 2.10% ................................                  --         1.199                   --
    Separate Account Charges 2.15% ................................                  --         1.121                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.197                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.197                   --
    Separate Account Charges 2.35% ................................                  --         1.119                   --
    Separate Account Charges 2.40% (B) ............................               4,895         1.195                5,848

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.40% ................................               2,000         1.074                2,147
    Separate Account Charges 1.55% ................................                  --         1.073                   --
    Separate Account Charges 1.60% (B) ............................                  --         1.072                   --
    Separate Account Charges 1.65% ................................                  --         1.072                   --
    Separate Account Charges 1.70% ................................                  --         1.072                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.071                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.071                   --
    Separate Account Charges 1.85% ................................                  --         1.071                   --
    Separate Account Charges 1.95% ................................                  --         1.070                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.070                   --
    Separate Account Charges 2.05% ................................                  --         1.069                   --
    Separate Account Charges 2.10% ................................                  --         1.069                   --
    Separate Account Charges 2.15% ................................                  --         1.064                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.068                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.068                   --
    Separate Account Charges 2.35% ................................                  --         1.063                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.067                   --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.40% ................................             235,306         1.125              264,833
    Separate Account Charges 1.55% ................................              71,606         1.124               80,479
    Separate Account Charges 1.60% (B) ............................             195,829         1.122              219,664
    Separate Account Charges 1.65% ................................             152,537         1.122              171,198
    Separate Account Charges 1.70% ................................                  --         1.121                   --
    Separate Account Charges 1.80% (A) ............................              49,209         1.118               55,014
    Separate Account Charges 1.80% (B) ............................                  --         1.118                   --
    Separate Account Charges 1.85% ................................              96,680         1.119              108,206
    Separate Account Charges 1.95% ................................             356,400         1.118              398,335
    Separate Account Charges 2.00% (B) ............................                  --         1.114                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 2.05% ................................             321,614      $  1.116         $    358,956
    Separate Account Charges 2.10% ................................              15,726         1.115               17,540
    Separate Account Charges 2.15% ................................              14,137         1.069               15,109
    Separate Account Charges 2.20% (B) ............................             237,615         1.110              263,875
    Separate Account Charges 2.25% (B) ............................              49,935         1.113               55,578
    Separate Account Charges 2.35% ................................              39,655         1.067               42,335
    Separate Account Charges 2.40% (B) ............................              83,837         1.111               93,116
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.40% ................................           6,033,660         1.213            7,320,280
    Separate Account Charges 1.55% ................................             490,262         1.060              519,850
    Separate Account Charges 1.60% (B) ............................           4,955,922         1.204            5,968,806
    Separate Account Charges 1.65% ................................             184,224         1.059              195,068
    Separate Account Charges 1.70% ................................                  --         1.058                   --
    Separate Account Charges 1.80% (A) ............................             318,280         1.075              342,323
    Separate Account Charges 1.80% (B) ............................                  --         1.195                   --
    Separate Account Charges 1.85% ................................              44,977         1.056               47,492
    Separate Account Charges 1.95% ................................             743,362         1.054              783,837
    Separate Account Charges 2.00% (B) ............................              46,736         1.071               50,062
    Separate Account Charges 2.05% ................................             692,716         1.053              729,420
    Separate Account Charges 2.10% ................................                  --         1.052                   --
    Separate Account Charges 2.15% ................................              19,840         1.045               20,745
    Separate Account Charges 2.20% (B) ............................               1,618         1.067                1,726
    Separate Account Charges 2.25% (B) ............................             137,058         1.050              143,916
    Separate Account Charges 2.35% ................................                  --         1.044                   --
    Separate Account Charges 2.40% (B) ............................              41,318         1.048               43,296

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.40% ................................             303,680         0.773              234,634
    Separate Account Charges 1.55% ................................                  --         1.195                   --
    Separate Account Charges 1.60% (B) ............................              80,301         0.767               61,589
    Separate Account Charges 1.65% ................................                  --         1.193                   --
    Separate Account Charges 1.70% ................................                  --         1.193                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.313                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.761                   --
    Separate Account Charges 1.85% ................................                  --         1.190                   --
    Separate Account Charges 1.95% ................................                  --         1.189                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.307                   --
    Separate Account Charges 2.05% ................................                  --         1.187                   --
    Separate Account Charges 2.10% ................................                  --         1.186                   --
    Separate Account Charges 2.15% ................................                  --         1.068                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.302                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.184                   --
    Separate Account Charges 2.35% ................................                  --         1.067                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.181                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% ................................             177,297      $  1.011         $    179,187
    Separate Account Charges 1.55% ................................              23,608         1.353               31,946
    Separate Account Charges 1.60% (B) ............................             357,361         1.003              358,542
    Separate Account Charges 1.65% ................................                  --         1.351                   --
    Separate Account Charges 1.70% ................................                  --         1.350                   --
    Separate Account Charges 1.80% (A) ............................              26,008         1.433               37,260
    Separate Account Charges 1.80% (B) ............................                  --         0.996                   --
    Separate Account Charges 1.85% ................................                  --         1.348                   --
    Separate Account Charges 1.95% ................................                  --         1.346                   --
    Separate Account Charges 2.00% (B) ............................               8,851         1.427               12,628
    Separate Account Charges 2.05% ................................                  --         1.344                   --
    Separate Account Charges 2.10% ................................                  --         1.343                   --
    Separate Account Charges 2.15% ................................                  --         1.160                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.421                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.340                   --
    Separate Account Charges 2.35% ................................                  --         1.159                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.337                   --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% ................................           1,251,914         1.611            2,017,143
    Separate Account Charges 1.55% ................................              42,778         1.540               65,857
    Separate Account Charges 1.60% (B) ............................           1,112,404         1.599            1,779,249
    Separate Account Charges 1.65% ................................              31,452         1.537               48,354
    Separate Account Charges 1.70% ................................                  --         1.536                   --
    Separate Account Charges 1.80% (A) ............................               8,773         1.780               15,614
    Separate Account Charges 1.80% (B) ............................               7,671         1.588               12,181
    Separate Account Charges 1.85% ................................             236,179         1.533              362,092
    Separate Account Charges 1.95% ................................              37,994         1.531               58,168
    Separate Account Charges 2.00% (B) ............................              10,791         1.773               19,129
    Separate Account Charges 2.05% ................................              26,473         1.529               40,474
    Separate Account Charges 2.10% ................................               4,239         1.528                6,476
    Separate Account Charges 2.15% ................................                  --         1.194                   --
    Separate Account Charges 2.20% (B) ............................               9,211         1.765               16,262
    Separate Account Charges 2.25% (B) ............................             166,501         1.525              253,851
    Separate Account Charges 2.35% ................................                  --         1.193                   --
    Separate Account Charges 2.40% (B) ............................               7,698         1.521               11,712

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.40% ................................           1,743,085         1.309            2,281,477
    Separate Account Charges 1.55% ................................             158,621         1.250              198,310
    Separate Account Charges 1.60% (B) ............................           2,990,949         1.296            3,874,839
    Separate Account Charges 1.65% ................................              72,054         1.248               89,958
    Separate Account Charges 1.70% ................................                  --         1.248                   --
    Separate Account Charges 1.80% (A) ............................              49,426         1.395               68,927
    Separate Account Charges 1.80% (B) ............................               9,087         1.286               11,684
    Separate Account Charges 1.85% ................................              11,919         1.245               14,839
    Separate Account Charges 1.95% ................................              49,432         1.243               61,459
    Separate Account Charges 2.00% (B) ............................              14,493         1.389               20,129
    Separate Account Charges 2.05% ................................              47,407         1.242               58,859
    Separate Account Charges 2.10% ................................                  --         1.241                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  All Cap Fund - Class I (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.058         $         --
    Separate Account Charges 2.20% (B) ............................                  --         1.383                   --
    Separate Account Charges 2.25% (B) ............................              10,751         1.238               13,311
    Separate Account Charges 2.35% ................................                  --         1.057                   --
    Separate Account Charges 2.40% (B) ............................              22,252         1.236               27,493
  Investors Fund - Class I
    Separate Account Charges 1.40% ................................           1,484,092         1.174            1,741,820
    Separate Account Charges 1.55% ................................                  --         1.249                   --
    Separate Account Charges 1.60% (B) ............................           1,681,872         1.162            1,953,899
    Separate Account Charges 1.65% ................................              19,843         1.247               24,751
    Separate Account Charges 1.70% ................................                  --         1.246                   --
    Separate Account Charges 1.80% (A) ............................              34,350         1.351               46,396
    Separate Account Charges 1.80% (B) ............................              10,000         1.153               11,530
    Separate Account Charges 1.85% ................................              17,949         1.244               22,326
    Separate Account Charges 1.95% ................................              16,315         1.242               20,265
    Separate Account Charges 2.00% (B) ............................              58,339         1.345               78,478
    Separate Account Charges 2.05% ................................                 866         1.240                1,074
    Separate Account Charges 2.10% ................................                  --         1.240                   --
    Separate Account Charges 2.15% ................................                  --         1.081                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.340                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.237                   --
    Separate Account Charges 2.35% ................................                  --         1.079                   --
    Separate Account Charges 2.40% (B) ............................               2,313         1.234                2,855
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.40% ................................              64,596         1.130               73,013
    Separate Account Charges 1.55% ................................                  --         1.153                   --
    Separate Account Charges 1.60% (B) ............................             612,352         1.124              688,451
    Separate Account Charges 1.65% ................................                  --         1.151                   --
    Separate Account Charges 1.70% ................................                  --         1.150                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.346                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.118                   --
    Separate Account Charges 1.85% ................................                  --         1.148                   --
    Separate Account Charges 1.95% ................................                  --         1.146                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.341                   --
    Separate Account Charges 2.05% ................................                  --         1.145                   --
    Separate Account Charges 2.10% ................................                  --         1.144                   --
    Separate Account Charges 2.15% ................................                  --         0.992                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.336                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.141                   --
    Separate Account Charges 2.35% ................................                  --         0.991                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.139                   --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.40% ................................             305,465         1.371              418,891
    Separate Account Charges 1.55% ................................              33,580         1.404               47,158
    Separate Account Charges 1.60% (B) ............................             887,896         1.357            1,205,085
    Separate Account Charges 1.65% ................................              31,281         1.402               43,868
    Separate Account Charges 1.70% ................................                  --         1.401                   --
    Separate Account Charges 1.80% (A) ............................               3,050         1.604                4,891
    Separate Account Charges 1.80% (B) ............................                  --         1.347                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Small Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.85% ................................              26,711      $  1.399         $     37,355
    Separate Account Charges 1.95% ................................              98,427         1.397              137,462
    Separate Account Charges 2.00% (B) ............................                  --         1.597                   --
    Separate Account Charges 2.05% ................................              25,125         1.395               35,040
    Separate Account Charges 2.10% ................................               4,623         1.394                6,443
    Separate Account Charges 2.15% ................................                  --         1.167                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.591                   --
    Separate Account Charges 2.25% (B) ............................             136,103         1.391              189,288
    Separate Account Charges 2.35% ................................                  --         1.166                   --
    Separate Account Charges 2.40% (B) ............................               2,658         1.388                3,689

Scudder Investment VIT Funds
  EAFE(R) Equity Index Fund - Class A Shares
    Separate Account Charges 1.40% ................................             208,529         1.069              222,947
    Separate Account Charges 1.55% ................................                  --         1.413                   --
    Separate Account Charges 1.60% (B) ............................              66,373         1.054               69,948
    Separate Account Charges 1.65% ................................                  --         1.411                   --
    Separate Account Charges 1.70% ................................                  --         1.410                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.526                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.419                   --
    Separate Account Charges 1.85% ................................                  --         1.407                   --
    Separate Account Charges 1.95% ................................                  --         1.405                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.519                   --
    Separate Account Charges 2.05% ................................                  --         1.403                   --
    Separate Account Charges 2.10% ................................                  --         1.403                   --
    Separate Account Charges 2.15% ................................                  --         1.158                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.513                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.400                   --
    Separate Account Charges 2.35% ................................                  --         1.157                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.397                   --
  Small Cap Index Fund - Class A Shares
    Separate Account Charges 1.40% ................................             401,331         1.353              542,914
    Separate Account Charges 1.55% ................................                  --         1.402                   --
    Separate Account Charges 1.60% (B) ............................              98,688         1.333              131,582
    Separate Account Charges 1.65% ................................                  --         1.400                   --
    Separate Account Charges 1.70% ................................                  --         1.399                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.615                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.443                   --
    Separate Account Charges 1.85% ................................                  --         1.396                   --
    Separate Account Charges 1.95% ................................                  --         1.395                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.609                   --
    Separate Account Charges 2.05% ................................                  --         1.393                   --
    Separate Account Charges 2.10% ................................                  --         1.392                   --
    Separate Account Charges 2.15% ................................                  --         1.159                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.602                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.389                   --
    Separate Account Charges 2.35% ................................                  --         1.157                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.386                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.40% ................................              41,242      $  0.810         $     33,387
    Separate Account Charges 1.55% ................................                  --         1.123                   --
    Separate Account Charges 1.60% (B) ............................             103,041         0.804               82,803
    Separate Account Charges 1.65% ................................                 326         1.122                  366
    Separate Account Charges 1.70% ................................                  --         1.121                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.186                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.798                   --
    Separate Account Charges 1.85% ................................               7,191         1.119                8,045
    Separate Account Charges 1.95% ................................              39,294         1.117               43,897
    Separate Account Charges 2.00% (B) ............................                  --         1.181                   --
    Separate Account Charges 2.05% ................................              25,881         1.116               28,873
    Separate Account Charges 2.10% ................................                  --         1.115                   --
    Separate Account Charges 2.15% ................................                  --         1.017                   --
    Separate Account Charges 2.20% (B) ............................              27,403         1.176               32,236
    Separate Account Charges 2.25% (B) ............................                  --         1.113                   --
    Separate Account Charges 2.35% ................................                  --         1.016                   --
    Separate Account Charges 2.40% (B) ............................              83,269         1.110               92,442
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% ................................                  --         0.868                   --
    Separate Account Charges 1.55% ................................               5,559         1.168                6,496
    Separate Account Charges 1.60% (B) ............................             102,329         0.861               88,128
    Separate Account Charges 1.65% ................................               6,481         1.167                7,563
    Separate Account Charges 1.70% ................................                  --         1.166                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.279                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.855                   --
    Separate Account Charges 1.85% ................................              12,732         1.164               14,815
    Separate Account Charges 1.95% ................................              30,941         1.162               35,954
    Separate Account Charges 2.00% (B) ............................                  --         1.274                   --
    Separate Account Charges 2.05% ................................                  --         1.160                   --
    Separate Account Charges 2.10% ................................                  --         1.160                   --
    Separate Account Charges 2.15% ................................                  --         1.027                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.269                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.157                   --
    Separate Account Charges 2.35% ................................                  --         1.026                   --
    Separate Account Charges 2.40% (B) ............................             106,540         1.155              123,030

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.40% ................................             656,505         1.447              949,746
    Separate Account Charges 1.55% ................................             586,708         1.188              696,773
    Separate Account Charges 1.60% (B) ............................             870,667         1.440            1,253,914
    Separate Account Charges 1.65% ................................           1,197,888         1.186            1,420,625
    Separate Account Charges 1.70% ................................              34,697         1.185               41,121
    Separate Account Charges 1.80% (A) ............................             260,754         1.311              341,757
    Separate Account Charges 1.80% (B) ............................               7,468         1.434               10,707
    Separate Account Charges 1.85% ................................             141,272         1.183              167,076
    Separate Account Charges 1.95% ................................           1,697,679         1.181            2,004,996
    Separate Account Charges 2.00% (B) ............................             644,058         1.305              840,699
    Separate Account Charges 2.05% ................................           3,163,455         1.179            3,730,912
    Separate Account Charges 2.10% ................................                  --         1.179                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - All Cap Growth and Value (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.040         $         --
    Separate Account Charges 2.20% (B) ............................              37,981         1.300               49,375
    Separate Account Charges 2.25% (B) ............................             378,406         1.176              445,047
    Separate Account Charges 2.35% ................................                  --         1.039                   --
    Separate Account Charges 2.40% (B) ............................             295,912         1.174              347,298
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.40% ................................             250,045         1.293              323,282
    Separate Account Charges 1.55% ................................             464,025         1.128              523,548
    Separate Account Charges 1.60% (B) ............................             159,012         1.287              204,665
    Separate Account Charges 1.65% ................................             566,801         1.127              638,618
    Separate Account Charges 1.70% ................................              35,338         1.126               39,788
    Separate Account Charges 1.80% (A) ............................             324,696         1.210              392,845
    Separate Account Charges 1.80% (B) ............................              12,104         1.281               15,509
    Separate Account Charges 1.85% ................................              29,159         1.124               32,763
    Separate Account Charges 1.95% ................................           2,221,710         1.122            2,492,802
    Separate Account Charges 2.00% (B) ............................              39,058         1.205               47,063
    Separate Account Charges 2.05% ................................           1,814,631         1.120            2,033,234
    Separate Account Charges 2.10% ................................                  --         1.120                   --
    Separate Account Charges 2.15% ................................              45,975         1.032               47,453
    Separate Account Charges 2.20% (B) ............................             214,184         1.200              257,033
    Separate Account Charges 2.25% (B) ............................             133,180         1.117              148,810
    Separate Account Charges 2.35% ................................                  --         1.031                   --
    Separate Account Charges 2.40% (B) ............................             477,801         1.115              532,761
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.40% ................................              55,373         1.515               83,899
    Separate Account Charges 1.55% ................................              47,901         1.240               59,405
    Separate Account Charges 1.60% (B) ............................             197,092         1.508              297,284
    Separate Account Charges 1.65% ................................             216,095         1.238              267,622
    Separate Account Charges 1.70% ................................                  --         1.238                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.347                   --
    Separate Account Charges 1.80% (B) ............................               3,656         1.502                5,490
    Separate Account Charges 1.85% ................................                  --         1.235                   --
    Separate Account Charges 1.95% ................................             441,646         1.233              544,681
    Separate Account Charges 2.00% (B) ............................              29,286         1.341               39,286
    Separate Account Charges 2.05% ................................             559,469         1.232              689,035
    Separate Account Charges 2.10% ................................                  --         1.231                   --
    Separate Account Charges 2.15% ................................                  --         1.068                   --
    Separate Account Charges 2.20% (B) ............................              11,257         1.336               15,038
    Separate Account Charges 2.25% (B) ............................              68,379         1.228               83,982
    Separate Account Charges 2.35% ................................              80,235         1.067               85,575
    Separate Account Charges 2.40% (B) ............................             242,113         1.226              296,741
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.40% ................................               4,270         1.432                6,114
    Separate Account Charges 1.55% ................................              84,154         1.182               99,471
    Separate Account Charges 1.60% (B) ............................             368,697         1.425              525,537
    Separate Account Charges 1.65% ................................              53,951         1.180               63,682
    Separate Account Charges 1.70% ................................                  --         1.180                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.277                   --
    Separate Account Charges 1.80% (B) ............................               3,767         1.419                5,346

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value (continued)
    Separate Account Charges 1.85% ................................                  --      $  1.177         $         --
    Separate Account Charges 1.95% ................................             171,003         1.175              201,009
    Separate Account Charges 2.00% (B) ............................              25,985         1.272               33,058
    Separate Account Charges 2.05% ................................              70,565         1.174               82,831
    Separate Account Charges 2.10% ................................                  --         1.173                   --
    Separate Account Charges 2.15% ................................                  --         1.034                   --
    Separate Account Charges 2.20% (B) ............................              11,665         1.267               14,780
    Separate Account Charges 2.25% (B) ............................               7,528         1.171                8,812
    Separate Account Charges 2.35% ................................              41,105         1.033               42,454
    Separate Account Charges 2.40% (B) ............................                  --         1.168                   --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% ................................           1,104,384         1.203            1,328,488
    Separate Account Charges 1.55% ................................                  --         1.157                   --
    Separate Account Charges 1.60% (B) ............................             789,762         1.192              941,209
    Separate Account Charges 1.65% ................................                  --         1.155                   --
    Separate Account Charges 1.70% ................................                  --         1.155                   --
    Separate Account Charges 1.80% (A) ............................               3,172         1.289                4,089
    Separate Account Charges 1.80% (B) ............................                  --         1.183                   --
    Separate Account Charges 1.85% ................................                  --         1.152                   --
    Separate Account Charges 1.95% ................................                  --         1.151                   --
    Separate Account Charges 2.00% (B) ............................               8,331         1.284               10,696
    Separate Account Charges 2.05% ................................                  --         1.149                   --
    Separate Account Charges 2.10% ................................                  --         1.148                   --
    Separate Account Charges 2.15% ................................                  --         1.043                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.278                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.146                   --
    Separate Account Charges 2.35% ................................                  --         1.042                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.144                   --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.40% ................................             520,514         1.268              660,127
    Separate Account Charges 1.55% ................................                  --         1.347                   --
    Separate Account Charges 1.60% (B) ............................             429,800         1.256              540,013
    Separate Account Charges 1.65% ................................                  --         1.345                   --
    Separate Account Charges 1.70% ................................                  --         1.344                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.468                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.247                   --
    Separate Account Charges 1.85% ................................                  --         1.341                   --
    Separate Account Charges 1.95% ................................                  --         1.339                   --
    Separate Account Charges 2.00% (B) ............................               8,768         1.462               12,820
    Separate Account Charges 2.05% ................................                  --         1.337                   --
    Separate Account Charges 2.10% ................................                  --         1.336                   --
    Separate Account Charges 2.15% ................................                  --         1.120                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.456                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.334                   --
    Separate Account Charges 2.35% ................................                  --         1.119                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.331                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Equity Income Portfolio
    Separate Account Charges 1.40% ................................           3,118,779      $  1.240          $ 3,868,561
    Separate Account Charges 1.55% ................................              65,694         1.228               80,650
    Separate Account Charges 1.60% (B) ............................           2,624,443         1.228            3,221,916
    Separate Account Charges 1.65% ................................              60,231         1.226               73,841
    Separate Account Charges 1.70% ................................                  --         1.225                   --
    Separate Account Charges 1.80% (A) ............................              61,375         1.333               81,788
    Separate Account Charges 1.80% (B) ............................                  --         1.218                   --
    Separate Account Charges 1.85% ................................              33,990         1.223               41,555
    Separate Account Charges 1.95% ................................             333,437         1.221              407,085
    Separate Account Charges 2.00% (B) ............................               8,460         1.327               11,228
    Separate Account Charges 2.05% ................................              63,101         1.219               76,931
    Separate Account Charges 2.10% ................................                  --         1.218                   --
    Separate Account Charges 2.15% ................................                  --         1.103                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.322                   --
    Separate Account Charges 2.25% (B) ............................               3,811         1.216                4,634
    Separate Account Charges 2.35% ................................                  --         1.102                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.213                   --
  Federated High Yield Portfolio
    Separate Account Charges 1.40% ................................           1,384,768         1.263            1,749,471
    Separate Account Charges 1.55% ................................                  --         1.188                   --
    Separate Account Charges 1.60% (B) ............................             789,332         1.252              987,954
    Separate Account Charges 1.65% ................................                  --         1.186                   --
    Separate Account Charges 1.70% ................................                  --         1.185                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.308                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.242                   --
    Separate Account Charges 1.85% ................................                  --         1.183                   --
    Separate Account Charges 1.95% ................................                  --         1.181                   --
    Separate Account Charges 2.00% (B) ............................               8,509         1.303               11,083
    Separate Account Charges 2.05% ................................                  --         1.180                   --
    Separate Account Charges 2.10% ................................                  --         1.179                   --
    Separate Account Charges 2.15% ................................                  --         1.079                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.297                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.176                   --
    Separate Account Charges 2.35% ................................                  --         1.078                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.174                   --
  Federated Stock Portfolio
    Separate Account Charges 1.40% ................................             322,323         1.145              368,907
    Separate Account Charges 1.55% ................................                  --         1.250                   --
    Separate Account Charges 1.60% (B) ............................             314,443         1.134              356,546
    Separate Account Charges 1.65% ................................                  --         1.248                   --
    Separate Account Charges 1.70% ................................                  --         1.248                   --
    Separate Account Charges 1.80% (A) ............................               6,517         1.331                8,671
    Separate Account Charges 1.80% (B) ............................                  --         1.125                   --
    Separate Account Charges 1.85% ................................                  --         1.245                   --
    Separate Account Charges 1.95% ................................                  --         1.243                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.325                   --
    Separate Account Charges 2.05% ................................                  --         1.241                   --
    Separate Account Charges 2.10% ................................                  --         1.241                   --
    Separate Account Charges 2.15% ................................                  --         1.081                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.320                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Federated Stock Portfolio (continued)
    Separate Account Charges 2.25% (B) ............................                  --      $  1.238         $         --
    Separate Account Charges 2.35% ................................                  --         1.079                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.235                   --
  Large Cap Portfolio
    Separate Account Charges 1.40% ................................             335,600         0.761              255,309
    Separate Account Charges 1.55% ................................              42,333         1.181               49,979
    Separate Account Charges 1.60% (B) ............................           1,300,341         0.753              979,090
    Separate Account Charges 1.65% ................................               9,902         1.179               11,675
    Separate Account Charges 1.70% ................................                  --         1.178                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.238                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.747                   --
    Separate Account Charges 1.85% ................................                  --         1.176                   --
    Separate Account Charges 1.95% ................................               3,595         1.174                4,221
    Separate Account Charges 2.00% (B) ............................               4,359         1.233                5,375
    Separate Account Charges 2.05% ................................              14,345         1.172               16,818
    Separate Account Charges 2.10% ................................                  --         1.172                   --
    Separate Account Charges 2.15% ................................                  --         1.050                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.228                   --
    Separate Account Charges 2.25% (B) ............................               1,358         1.169                1,588
    Separate Account Charges 2.35% ................................                  --         1.048                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.167                   --
  Lazard International Stock Portfolio
    Separate Account Charges 1.40% ................................             422,641         0.853              360,353
    Separate Account Charges 1.55% ................................              18,552         1.323               24,545
    Separate Account Charges 1.60% (B) ............................             468,938         0.845              396,111
    Separate Account Charges 1.65% ................................             109,099         1.321              144,144
    Separate Account Charges 1.70% ................................                  --         1.320                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.438                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.838                   --
    Separate Account Charges 1.85% ................................              23,515         1.318               30,983
    Separate Account Charges 1.95% ................................              73,721         1.316               96,998
    Separate Account Charges 2.00% (B) ............................                  --         1.432                   --
    Separate Account Charges 2.05% ................................             113,964         1.314              149,737
    Separate Account Charges 2.10% ................................                  --         1.313                   --
    Separate Account Charges 2.15% ................................                  --         1.146                   --
    Separate Account Charges 2.20% (B) ............................              24,269         1.426               34,611
    Separate Account Charges 2.25% (B) ............................              25,098         1.310               32,884
    Separate Account Charges 2.35% ................................                  --         1.145                   --
    Separate Account Charges 2.40% (B) ............................              30,740         1.308               40,193
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% ................................             357,722         0.815              291,379
    Separate Account Charges 1.55% ................................                  --         1.246                   --
    Separate Account Charges 1.60% (B) ............................             387,974         0.806              312,779
    Separate Account Charges 1.65% ................................                  --         1.244                   --
    Separate Account Charges 1.70% ................................                  --         1.243                   --
    Separate Account Charges 1.80% (A) ............................              14,325         1.318               18,884
    Separate Account Charges 1.80% (B) ............................                  --         0.800                   --
    Separate Account Charges 1.85% ................................                  --         1.241                   --
    Separate Account Charges 1.95% ................................             177,695         1.239              220,155
    Separate Account Charges 2.00% (B) ............................                  --         1.313                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Merrill Lynch Large Cap Core Portfolio (continued)
    Separate Account Charges 2.05% ................................              10,421      $  1.237         $     12,893
    Separate Account Charges 2.10% ................................                  --         1.236                   --
    Separate Account Charges 2.15% ................................                  --         1.125                   --
    Separate Account Charges 2.20% (B) ............................               8,261         1.308               10,803
    Separate Account Charges 2.25% (B) ............................                  --         1.234                   --
    Separate Account Charges 2.35% ................................                  --         1.124                   --
    Separate Account Charges 2.40% (B) ............................              18,019         1.231               22,186
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.40% ................................             618,384         0.652              403,022
    Separate Account Charges 1.55% ................................              35,943         1.230               44,194
    Separate Account Charges 1.60% (B) ............................             636,067         0.645              410,301
    Separate Account Charges 1.65% ................................              19,369         1.228               23,783
    Separate Account Charges 1.70% ................................                  --         1.227                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.364                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.640                   --
    Separate Account Charges 1.85% ................................                  --         1.224                   --
    Separate Account Charges 1.95% ................................                 585         1.223                  715
    Separate Account Charges 2.00% (B) ............................               4,075         1.358                5,535
    Separate Account Charges 2.05% ................................              18,394         1.221               22,460
    Separate Account Charges 2.10% ................................                  --         1.220                   --
    Separate Account Charges 2.15% ................................                  --         1.083                   --
    Separate Account Charges 2.20% (B) ............................               7,169         1.353                9,698
    Separate Account Charges 2.25% (B) ............................                  --         1.218                   --
    Separate Account Charges 2.35% ................................                  --         1.082                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.215                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% ................................             853,578         0.566              482,905
    Separate Account Charges 1.55% ................................                  --         1.274                   --
    Separate Account Charges 1.60% (B) ............................           1,648,468         0.560              923,901
    Separate Account Charges 1.65% ................................                  --         1.272                   --
    Separate Account Charges 1.70% ................................                  --         1.272                   --
    Separate Account Charges 1.80% (A) ............................              37,155         1.469               54,596
    Separate Account Charges 1.80% (B) ............................                  --         0.556                   --
    Separate Account Charges 1.85% ................................                  --         1.269                   --
    Separate Account Charges 1.95% ................................                  --         1.267                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.463                   --
    Separate Account Charges 2.05% ................................                  --         1.265                   --
    Separate Account Charges 2.10% ................................                  --         1.264                   --
    Separate Account Charges 2.15% ................................                  --         1.075                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.457                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.262                   --
    Separate Account Charges 2.35% ................................                  --         1.073                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.259                   --
  MFS Value Portfolio
    Separate Account Charges 1.40% ................................              25,036         1.122               28,094
    Separate Account Charges 1.55% ................................               5,479         1.121                6,142
    Separate Account Charges 1.60% (B) ............................               6,859         1.121                7,686
    Separate Account Charges 1.65% ................................                  --         1.120                   --
    Separate Account Charges 1.70% ................................                  --         1.120                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.119                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Value Portfolio (continued)
    Separate Account Charges 1.80% (B) ............................                  --      $  1.119         $         --
    Separate Account Charges 1.85% ................................              54,680         1.119               61,177
    Separate Account Charges 1.95% ................................               2,901         1.118                3,244
    Separate Account Charges 2.00% (B) ............................                  --         1.118                   --
    Separate Account Charges 2.05% ................................             116,014         1.117              129,625
    Separate Account Charges 2.10% ................................                  --         1.117                   --
    Separate Account Charges 2.15% ................................                  --         1.127                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.116                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.116                   --
    Separate Account Charges 2.35% ................................                  --         1.126                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.115                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.40% ................................                  --         1.334                   --
    Separate Account Charges 1.55% ................................              13,934         1.236               17,218
    Separate Account Charges 1.60% (B) ............................               6,826         1.329                9,072
    Separate Account Charges 1.65% ................................              24,600         1.234               30,355
    Separate Account Charges 1.70% ................................                  --         1.233                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.325                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.325                   --
    Separate Account Charges 1.85% ................................              12,985         1.231               15,978
    Separate Account Charges 1.95% ................................              25,906         1.229               31,834
    Separate Account Charges 2.00% (B) ............................                  --         1.320                   --
    Separate Account Charges 2.05% ................................              90,074         1.227              110,529
    Separate Account Charges 2.10% ................................                  --         1.226                   --
    Separate Account Charges 2.15% ................................                  --         1.094                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.316                   --
    Separate Account Charges 2.25% (B) ............................              59,488         1.224               72,796
    Separate Account Charges 2.35% ................................                  --         1.093                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.221                   --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.40% ................................              23,686         1.083               25,654
    Separate Account Charges 1.55% ................................                  --         1.082                   --
    Separate Account Charges 1.60% (B) ............................                  --         1.082                   --
    Separate Account Charges 1.65% ................................                  --         1.081                   --
    Separate Account Charges 1.70% ................................                  --         1.081                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.080                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.080                   --
    Separate Account Charges 1.85% ................................                  --         1.080                   --
    Separate Account Charges 1.95% ................................                  --         1.079                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.079                   --
    Separate Account Charges 2.05% ................................                  --         1.078                   --
    Separate Account Charges 2.10% ................................                  --         1.078                   --
    Separate Account Charges 2.15% ................................                  --         1.077                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.077                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.077                   --
    Separate Account Charges 2.35% ................................                  --         1.075                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.076                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.40% ................................           3,062,300      $  1.243          $ 3,805,166
    Separate Account Charges 1.55% ................................                  --         1.044                   --
    Separate Account Charges 1.60% (B) ............................           1,390,622         1.231            1,711,893
    Separate Account Charges 1.65% ................................                  --         1.042                   --
    Separate Account Charges 1.70% ................................                  --         1.042                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.081                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.222                   --
    Separate Account Charges 1.85% ................................                  --         1.039                   --
    Separate Account Charges 1.95% ................................                  --         1.038                   --
    Separate Account Charges 2.00% (B) ............................               3,363         1.077                3,620
    Separate Account Charges 2.05% ................................                  --         1.037                   --
    Separate Account Charges 2.10% ................................                  --         1.036                   --
    Separate Account Charges 2.15% ................................                  --         1.033                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.072                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.034                   --
    Separate Account Charges 2.35% ................................                  --         1.032                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.031                   --
  U.S. Government Securities Portfolio
    Separate Account Charges 1.40% ................................              64,098         1.052               67,454
    Separate Account Charges 1.55% ................................                  --         1.051                   --
    Separate Account Charges 1.60% (B) ............................              22,342         1.051               23,480
    Separate Account Charges 1.65% ................................                  --         1.051                   --
    Separate Account Charges 1.70% ................................                  --         1.050                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.050                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.050                   --
    Separate Account Charges 1.85% ................................                  --         1.049                   --
    Separate Account Charges 1.95% ................................                  --         1.049                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.048                   --
    Separate Account Charges 2.05% ................................                  --         1.048                   --
    Separate Account Charges 2.10% ................................                  --         1.047                   --
    Separate Account Charges 2.15% ................................                  --         1.074                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.047                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.046                   --
    Separate Account Charges 2.35% ................................                  --         1.072                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.045                   --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.40% ................................             463,101         0.869              402,203
    Separate Account Charges 1.55% ................................              41,500         1.194               49,564
    Separate Account Charges 1.60% (B) ............................             914,754         0.862              788,670
    Separate Account Charges 1.65% ................................                  --         1.193                   --
    Separate Account Charges 1.70% ................................                  --         1.192                   --
    Separate Account Charges 1.80% (A) ............................              12,264         1.285               15,755
    Separate Account Charges 1.80% (B) ............................                  --         0.856                   --
    Separate Account Charges 1.85% ................................                  --         1.189                   --
    Separate Account Charges 1.95% ................................             194,994         1.188              231,596
    Separate Account Charges 2.00% (B) ............................               8,383         1.279               10,725
    Separate Account Charges 2.05% ................................              11,931         1.186               14,151
    Separate Account Charges 2.10% ................................                  --         1.185                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  AIM Capital Appreciation Portfolio (continued)
    Separate Account Charges 2.15% ................................                  --      $  1.056         $         --
    Separate Account Charges 2.20% (B) ............................              19,700         1.274               25,101
    Separate Account Charges 2.25% (B) ............................              23,085         1.183               27,304
    Separate Account Charges 2.35% ................................                  --         1.055                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.180                   --
  MFS Total Return Portfolio
    Separate Account Charges 1.40% ................................           5,170,815         1.342            6,939,344
    Separate Account Charges 1.55% ................................             178,242         1.186              211,427
    Separate Account Charges 1.60% (B) ............................           5,040,155         1.328            6,694,526
    Separate Account Charges 1.65% ................................             545,728         1.185              646,430
    Separate Account Charges 1.70% ................................                  --         1.184                   --
    Separate Account Charges 1.80% (A) ............................             387,714         1.235              478,926
    Separate Account Charges 1.80% (B) ............................              39,320         1.318               51,834
    Separate Account Charges 1.85% ................................             168,861         1.181              199,467
    Separate Account Charges 1.95% ................................             786,907         1.180              928,242
    Separate Account Charges 2.00% (B) ............................             121,385         1.230              149,332
    Separate Account Charges 2.05% ................................             984,342         1.178            1,159,524
    Separate Account Charges 2.10% ................................                  --         1.177                   --
    Separate Account Charges 2.15% ................................                  --         1.097                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.225                   --
    Separate Account Charges 2.25% (B) ............................             495,761         1.175              582,372
    Separate Account Charges 2.35% ................................                  --         1.096                   --
    Separate Account Charges 2.40% (B) ............................              29,486         1.172               34,566
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.40% ................................             377,848         1.373              518,792
    Separate Account Charges 1.55% ................................              39,846         1.181               47,057
    Separate Account Charges 1.60% (B) ............................             230,725         1.360              313,846
    Separate Account Charges 1.65% ................................             117,524         1.179              138,600
    Separate Account Charges 1.70% ................................                  --         1.179                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.290                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.350                   --
    Separate Account Charges 1.85% ................................                  --         1.176                   --
    Separate Account Charges 1.95% ................................             159,051         1.174              186,795
    Separate Account Charges 2.00% (B) ............................                  --         1.285                   --
    Separate Account Charges 2.05% ................................             288,907         1.173              338,832
    Separate Account Charges 2.10% ................................                  --         1.172                   --
    Separate Account Charges 2.15% ................................               5,334         1.105                5,894
    Separate Account Charges 2.20% (B) ............................                  --         1.280                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.170                   --
    Separate Account Charges 2.35% ................................                  --         1.104                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.167                   --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.40% ................................              55,729         0.997               55,558
    Separate Account Charges 1.55% ................................             274,938         0.995              273,568
    Separate Account Charges 1.60% (B) ............................              10,964         0.994               10,901
    Separate Account Charges 1.65% ................................             116,253         0.994              115,517
    Separate Account Charges 1.70% ................................                  --         0.993                   --
    Separate Account Charges 1.80% (A) ............................                  --         0.992                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.992                   --
    Separate Account Charges 1.85% ................................                  --         0.991                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares (continued)
    Separate Account Charges 1.95% ................................              29,057      $  0.990         $     28,762
    Separate Account Charges 2.00% (B) ............................                  --         0.989                   --
    Separate Account Charges 2.05% ................................              41,912         0.989               41,433
    Separate Account Charges 2.10% ................................               4,396         0.988                4,343
    Separate Account Charges 2.15% ................................                  --         0.999                   --
    Separate Account Charges 2.20% (B) ............................               6,036         0.987                5,956
    Separate Account Charges 2.25% (B) ............................                  --         0.986                   --
    Separate Account Charges 2.35% ................................                  --         0.998                   --
    Separate Account Charges 2.40% (B) ............................                  --         0.984                   --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% ................................           1,428,437         1.247            1,781,742
    Separate Account Charges 1.55% ................................             420,598         1.232              518,234
    Separate Account Charges 1.60% (B) ............................           3,002,324         1.234            3,706,376
    Separate Account Charges 1.65% ................................             414,907         1.230              510,515
    Separate Account Charges 1.70% ................................                  --         1.230                   --
    Separate Account Charges 1.80% (A) ............................              44,785         1.357               60,758
    Separate Account Charges 1.80% (B) ............................              15,643         1.225               19,167
    Separate Account Charges 1.85% ................................             243,568         1.227              298,860
    Separate Account Charges 1.95% ................................             420,028         1.225              514,663
    Separate Account Charges 2.00% (B) ............................             159,343         1.351              215,293
    Separate Account Charges 2.05% ................................             771,612         1.224              944,155
    Separate Account Charges 2.10% ................................                  --         1.223                   --
    Separate Account Charges 2.15% ................................                  --         1.067                   --
    Separate Account Charges 2.20% (B) ............................              20,208         1.346               27,192
    Separate Account Charges 2.25% (B) ............................             206,081         1.220              251,465
    Separate Account Charges 2.35% ................................                  --         1.066                   --
    Separate Account Charges 2.40% (B) ............................              13,283         1.218               16,174
  Smith Barney High Income Portfolio
    Separate Account Charges 1.40% ................................             716,220         1.141              817,369
    Separate Account Charges 1.55% ................................             138,502         1.200              166,220
    Separate Account Charges 1.60% (B) ............................             805,157         1.130              909,501
    Separate Account Charges 1.65% ................................             139,420         1.198              167,090
    Separate Account Charges 1.70% ................................                  --         1.198                   --
    Separate Account Charges 1.80% (A) ............................              82,764         1.369              113,282
    Separate Account Charges 1.80% (B) ............................                  --         1.121                   --
    Separate Account Charges 1.85% ................................              22,846         1.195               27,304
    Separate Account Charges 1.95% ................................             369,138         1.193              440,560
    Separate Account Charges 2.00% (B) ............................             111,285         1.363              151,700
    Separate Account Charges 2.05% ................................             348,505         1.192              415,356
    Separate Account Charges 2.10% ................................                  --         1.191                   --
    Separate Account Charges 2.15% ................................                  --         1.086                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.358                   --
    Separate Account Charges 2.25% (B) ............................              39,979         1.189               47,516
    Separate Account Charges 2.35% ................................                  --         1.085                   --
    Separate Account Charges 2.40% (B) ............................              11,352         1.186               13,464

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.40% ................................             242,158      $  0.671         $    162,541
    Separate Account Charges 1.55% ................................                  --         1.365                   --
    Separate Account Charges 1.60% (B) ............................             225,899         0.664              150,081
    Separate Account Charges 1.65% ................................                  --         1.363                   --
    Separate Account Charges 1.70% ................................                  --         1.362                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.429                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.659                   --
    Separate Account Charges 1.85% ................................                  --         1.359                   --
    Separate Account Charges 1.95% ................................                  --         1.357                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.423                   --
    Separate Account Charges 2.05% ................................                  --         1.355                   --
    Separate Account Charges 2.10% ................................                  --         1.354                   --
    Separate Account Charges 2.15% ................................                  --         1.157                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.417                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.352                   --
    Separate Account Charges 2.35% ................................                  --         1.155                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.349                   --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.40% ................................             448,566         1.018              456,614
    Separate Account Charges 1.55% ................................                  --         1.252                   --
    Separate Account Charges 1.60% (B) ............................             712,168         1.007              717,501
    Separate Account Charges 1.65% ................................                  --         1.250                   --
    Separate Account Charges 1.70% ................................                  --         1.249                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.320                   --
    Separate Account Charges 1.80% (B) ............................              26,558         1.000               26,556
    Separate Account Charges 1.85% ................................                  --         1.247                   --
    Separate Account Charges 1.95% ................................                  --         1.245                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.314                   --
    Separate Account Charges 2.05% ................................                  --         1.243                   --
    Separate Account Charges 2.10% ................................                  --         1.242                   --
    Separate Account Charges 2.15% ................................                  --         1.082                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.309                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.240                   --
    Separate Account Charges 2.35% ................................                  --         1.081                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.237                   --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% ................................             595,960         0.922              549,215
    Separate Account Charges 1.55% ................................             183,541         1.157              212,378
    Separate Account Charges 1.60% (B) ............................           2,124,750         0.912            1,938,017
    Separate Account Charges 1.65% ................................              62,721         1.156               72,475
    Separate Account Charges 1.70% ................................                  --         1.155                   --
    Separate Account Charges 1.80% (A) ............................              54,671         1.352               73,897
    Separate Account Charges 1.80% (B) ............................              21,387         0.905               19,361
    Separate Account Charges 1.85% ................................              12,249         1.152               14,115
    Separate Account Charges 1.95% ................................             191,007         1.151              219,793
    Separate Account Charges 2.00% (B) ............................              64,127         1.346               86,327
    Separate Account Charges 2.05% ................................             187,376         1.149              215,317
    Separate Account Charges 2.10% ................................                  --         1.148                   --
    Separate Account Charges 2.15% ................................                  --         0.991                   --
    Separate Account Charges 2.20% (B) ............................              23,147         1.341               31,034

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio (continued)
    Separate Account Charges 2.25% (B) ............................                  --      $  1.146         $         --
    Separate Account Charges 2.35% ................................                  --         0.990                   --
    Separate Account Charges 2.40% (B) ............................              67,241         1.144               76,893
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.40% ................................             572,262         1.337              765,063
    Separate Account Charges 1.55% ................................              48,415         1.262               61,102
    Separate Account Charges 1.60% (B) ............................             924,130         1.323            1,222,794
    Separate Account Charges 1.65% ................................              60,929         1.260               76,788
    Separate Account Charges 1.70% ................................                  --         1.259                   --
    Separate Account Charges 1.80% (A) ............................              35,234         1.350               47,571
    Separate Account Charges 1.80% (B) ............................              31,028         1.313               40,747
    Separate Account Charges 1.85% ................................                  --         1.257                   --
    Separate Account Charges 1.95% ................................             147,977         1.255              185,720
    Separate Account Charges 2.00% (B) ............................              26,737         1.345               35,953
    Separate Account Charges 2.05% ................................             105,261         1.253              131,925
    Separate Account Charges 2.10% ................................               7,109         1.252                8,904
    Separate Account Charges 2.15% ................................                  --         1.096                   --
    Separate Account Charges 2.20% (B) ............................              25,731         1.339               34,458
    Separate Account Charges 2.25% (B) ............................                  --         1.250                   --
    Separate Account Charges 2.35% ................................                  --         1.094                   --
    Separate Account Charges 2.40% (B) ............................              32,234         1.247               40,204
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.40% ................................             508,616         1.060              539,422
    Separate Account Charges 1.55% ................................             291,361         0.989              288,304
    Separate Account Charges 1.60% (B) ............................           1,638,866         1.050            1,720,310
    Separate Account Charges 1.65% ................................              93,816         0.988               92,705
    Separate Account Charges 1.70% ................................                  --         0.987                   --
    Separate Account Charges 1.80% (A) ............................             122,628         0.979              120,091
    Separate Account Charges 1.80% (B) ............................             185,056         1.042              192,794
    Separate Account Charges 1.85% ................................                  --         0.985                   --
    Separate Account Charges 1.95% ................................             290,348         0.984              285,710
    Separate Account Charges 2.00% (B) ............................                  --         0.975                   --
    Separate Account Charges 2.05% ................................             617,071         0.983              606,365
    Separate Account Charges 2.10% ................................                  --         0.982                   --
    Separate Account Charges 2.15% ................................                  --         0.995                   --
    Separate Account Charges 2.20% (B) ............................                  --         0.971                   --
    Separate Account Charges 2.25% (B) ............................                  --         0.980                   --
    Separate Account Charges 2.35% ................................                  --         0.993                   --
    Separate Account Charges 2.40% (B) ............................             108,037         0.978              105,648
  Strategic Equity Portfolio
    Separate Account Charges 1.40% ................................           1,601,573         0.737            1,179,891
    Separate Account Charges 1.55% ................................              35,718         1.214               43,373
    Separate Account Charges 1.60% (B) ............................           2,465,759         0.729            1,797,851
    Separate Account Charges 1.65% ................................                  --         1.213                   --
    Separate Account Charges 1.70% ................................                  --         1.212                   --
    Separate Account Charges 1.80% (A) ............................              32,514         1.366               44,427
    Separate Account Charges 1.80% (B) ............................                  --         0.724                   --
    Separate Account Charges 1.85% ................................                  --         1.209                   --
    Separate Account Charges 1.95% ................................                  --         1.208                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.361                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio (continued)
    Separate Account Charges 2.05% ................................                  --      $  1.206         $         --
    Separate Account Charges 2.10% ................................                  --         1.205                   --
    Separate Account Charges 2.15% ................................                  --         1.099                   --
    Separate Account Charges 2.20% (B) ............................              18,478         1.355               25,044
    Separate Account Charges 2.25% (B) ............................                  --         1.203                   --
    Separate Account Charges 2.35% ................................                  --         1.098                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.200                   --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.40% ................................             650,112         1.220              793,150
    Separate Account Charges 1.55% ................................              88,769         1.044               92,701
    Separate Account Charges 1.60% (B) ............................             730,685         1.207              882,287
    Separate Account Charges 1.65% ................................             303,771         1.043              316,788
    Separate Account Charges 1.70% ................................                  --         1.042                   --
    Separate Account Charges 1.80% (A) ............................               5,363         1.091                5,851
    Separate Account Charges 1.80% (B) ............................               9,463         1.198               11,341
    Separate Account Charges 1.85% ................................              12,120         1.040               12,604
    Separate Account Charges 1.95% ................................             300,557         1.039              312,132
    Separate Account Charges 2.00% (B) ............................                  --         1.087                   --
    Separate Account Charges 2.05% ................................             118,574         1.037              122,969
    Separate Account Charges 2.10% ................................                  --         1.036                   --
    Separate Account Charges 2.15% ................................                  --         1.030                   --
    Separate Account Charges 2.20% (B) ............................                 613         1.082                  664
    Separate Account Charges 2.25% (B) ............................               4,857         1.034                5,023
    Separate Account Charges 2.35% ................................                  --         1.029                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.032                   --
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.40% ................................              45,756         0.665               30,440
    Separate Account Charges 1.55% ................................                  --         1.157                   --
    Separate Account Charges 1.60% (B) ............................             117,320         0.658               77,246
    Separate Account Charges 1.65% ................................                  --         1.155                   --
    Separate Account Charges 1.70% ................................                  --         1.154                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.216                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.653                   --
    Separate Account Charges 1.85% ................................                  --         1.152                   --
    Separate Account Charges 1.95% ................................               2,766         1.150                3,181
    Separate Account Charges 2.00% (B) ............................                  --         1.211                   --
    Separate Account Charges 2.05% ................................                  --         1.149                   --
    Separate Account Charges 2.10% ................................                  --         1.148                   --
    Separate Account Charges 2.15% ................................                  --         1.038                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.206                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.145                   --
    Separate Account Charges 2.35% ................................                  --         1.036                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.143                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% ................................             496,072      $  1.084         $    537,681
    Separate Account Charges 1.55% ................................                  --         1.316                   --
    Separate Account Charges 1.60% (B) ............................             355,493         1.076              382,493
    Separate Account Charges 1.65% ................................                  --         1.314                   --
    Separate Account Charges 1.70% ................................                  --         1.314                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.444                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.068                   --
    Separate Account Charges 1.85% ................................                  --         1.311                   --
    Separate Account Charges 1.95% ................................                  --         1.309                   --
    Separate Account Charges 2.00% (B) ............................               7,648         1.438               10,996
    Separate Account Charges 2.05% ................................                  --         1.307                   --
    Separate Account Charges 2.10% ................................                  --         1.306                   --
    Separate Account Charges 2.15% ................................                  --         1.132                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.432                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.304                   --
    Separate Account Charges 2.35% ................................                  --         1.131                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.301                   --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.40% ................................             260,527         0.735              191,613
    Separate Account Charges 1.55% ................................              57,806         1.178               68,090
    Separate Account Charges 1.60% (B) ............................             483,457         0.728              351,927
    Separate Account Charges 1.65% ................................                  --         1.176                   --
    Separate Account Charges 1.70% ................................                  --         1.175                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.262                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.722                   --
    Separate Account Charges 1.85% ................................                  --         1.173                   --
    Separate Account Charges 1.95% ................................              47,346         1.171               55,460
    Separate Account Charges 2.00% (B) ............................                  --         1.257                   --
    Separate Account Charges 2.05% ................................              19,007         1.170               22,234
    Separate Account Charges 2.10% ................................                  --         1.169                   --
    Separate Account Charges 2.15% ................................                  --         1.060                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.251                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.167                   --
    Separate Account Charges 2.35% ................................                  --         1.059                   --
    Separate Account Charges 2.40% (B) ............................               6,435         1.164                7,491
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.40% ................................                 796         0.800                  636
    Separate Account Charges 1.55% ................................                  --         1.160                   --
    Separate Account Charges 1.60% (B) ............................              27,106         0.794               21,523
    Separate Account Charges 1.65% ................................                  --         1.158                   --
    Separate Account Charges 1.70% ................................                  --         1.158                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.216                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.788                   --
    Separate Account Charges 1.85% ................................                  --         1.155                   --
    Separate Account Charges 1.95% ................................                  --         1.154                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.211                   --
    Separate Account Charges 2.05% ................................                  --         1.152                   --
    Separate Account Charges 2.10% ................................                  --         1.151                   --
    Separate Account Charges 2.15% ................................                  --         1.039                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class II Shares (continued)
    Separate Account Charges 2.20% (B) ............................                  --      $  1.206         $         --
    Separate Account Charges 2.25% (B) ............................                  --         1.149                   --
    Separate Account Charges 2.35% ................................                  --         1.038                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.146                   --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.40% ................................             175,988         1.106              194,637
    Separate Account Charges 1.55% ................................               8,122         1.408               11,437
    Separate Account Charges 1.60% (B) ............................             151,184         1.098              165,987
    Separate Account Charges 1.65% ................................              79,725         1.406              112,105
    Separate Account Charges 1.70% ................................                  --         1.405                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.543                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.090                   --
    Separate Account Charges 1.85% ................................              14,738         1.402               20,666
    Separate Account Charges 1.95% ................................              25,352         1.400               35,500
    Separate Account Charges 2.00% (B) ............................                  --         1.537                   --
    Separate Account Charges 2.05% ................................              74,374         1.398              104,001
    Separate Account Charges 2.10% ................................                  --         1.397                   --
    Separate Account Charges 2.15% ................................               7,051         1.170                8,252
    Separate Account Charges 2.20% (B) ............................               5,586         1.531                8,550
    Separate Account Charges 2.25% (B) ............................               4,097         1.394                5,714
    Separate Account Charges 2.35% ................................                  --         1.169                   --
    Separate Account Charges 2.40% (B) ............................              15,630         1.392               21,751

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.40% ................................             237,852         1.163              276,729
    Separate Account Charges 1.55% ................................             101,498         1.298              131,781
    Separate Account Charges 1.60% (B) ............................             496,602         1.151              571,824
    Separate Account Charges 1.65% ................................             302,203         1.297              391,823
    Separate Account Charges 1.70% ................................                  --         1.296                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.416                   --
    Separate Account Charges 1.80% (B) ............................                  --         1.143                   --
    Separate Account Charges 1.85% ................................              27,499         1.293               35,555
    Separate Account Charges 1.95% ................................             468,766         1.291              605,263
    Separate Account Charges 2.00% (B) ............................               2,583         1.410                3,642
    Separate Account Charges 2.05% ................................             235,973         1.289              304,260
    Separate Account Charges 2.10% ................................              10,306         1.288               13,280
    Separate Account Charges 2.15% ................................                  --         1.109                   --
    Separate Account Charges 2.20% (B) ............................              38,260         1.405               53,741
    Separate Account Charges 2.25% (B) ............................              10,891         1.286               14,004
    Separate Account Charges 2.35% ................................                  --         1.107                   --
    Separate Account Charges 2.40% (B) ............................              49,001         1.283               62,875

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund II (continued)
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.40% ................................           1,376,127      $  1.019          $ 1,402,057
    Separate Account Charges 1.55% ................................                  --         1.296                   --
    Separate Account Charges 1.60% (B) ............................           1,156,619         1.009            1,167,457
    Separate Account Charges 1.65% ................................                  --         1.294                   --
    Separate Account Charges 1.70% ................................                  --         1.293                   --
    Separate Account Charges 1.80% (A) ............................               3,519         1.411                4,966
    Separate Account Charges 1.80% (B) ............................                  --         1.002                   --
    Separate Account Charges 1.85% ................................                  --         1.291                   --
    Separate Account Charges 1.95% ................................                  --         1.289                   --
    Separate Account Charges 2.00% (B) ............................              13,010         1.406               18,287
    Separate Account Charges 2.05% ................................                  --         1.287                   --
    Separate Account Charges 2.10% ................................                  --         1.286                   --
    Separate Account Charges 2.15% ................................                  --         1.108                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.400                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.284                   --
    Separate Account Charges 2.35% ................................                  --         1.107                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.281                   --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.40% ................................             103,056         0.946               97,486
    Separate Account Charges 1.55% ................................                  --         1.105                   --
    Separate Account Charges 1.60% (B) ............................             170,870         0.939              160,448
    Separate Account Charges 1.65% ................................                  --         1.103                   --
    Separate Account Charges 1.70% ................................                  --         1.102                   --
    Separate Account Charges 1.80% (A) ............................                  --         1.164                   --
    Separate Account Charges 1.80% (B) ............................                  --         0.932                   --
    Separate Account Charges 1.85% ................................                  --         1.100                   --
    Separate Account Charges 1.95% ................................                  --         1.098                   --
    Separate Account Charges 2.00% (B) ............................                  --         1.159                   --
    Separate Account Charges 2.05% ................................                  --         1.097                   --
    Separate Account Charges 2.10% ................................                  --         1.096                   --
    Separate Account Charges 2.15% ................................                  --         1.041                   --
    Separate Account Charges 2.20% (B) ............................                  --         1.154                   --
    Separate Account Charges 2.25% (B) ............................                  --         1.094                   --
    Separate Account Charges 2.35% ................................                  --         1.040                   --
    Separate Account Charges 2.40% (B) ............................                  --         1.092                   --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% ................................             449,307         1.529              686,903
    Separate Account Charges 1.55% ................................              61,601         1.473               90,761
    Separate Account Charges 1.60% (B) ............................             843,122         1.518            1,279,546
    Separate Account Charges 1.65% ................................             335,336         1.471              493,382
    Separate Account Charges 1.70% ................................                  --         1.470                   --
    Separate Account Charges 1.80% (A) ............................              16,856         1.640               27,639
    Separate Account Charges 1.80% (B) ............................                  --         1.507                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2 (continued)
    Separate Account Charges 1.85% ................................              20,405      $  1.467         $     29,938
    Separate Account Charges 1.95% ................................             163,930         1.465              240,190
    Separate Account Charges 2.00% (B) ............................              40,964         1.633               66,897
    Separate Account Charges 2.05% ................................             122,159         1.463              178,740
    Separate Account Charges 2.10% ................................                  --         1.462                   --
    Separate Account Charges 2.15% ................................              13,438         1.228               16,509
    Separate Account Charges 2.20% (B) ............................                  --         1.626                   --
    Separate Account Charges 2.25% (B) ............................             120,814         1.459              176,280
    Separate Account Charges 2.35% ................................              17,650         1.227               21,659
    Separate Account Charges 2.40% (B) ............................               5,660         1.456                8,242
                                                                                                              ------------

Net Contract Owners' Equity .......................................                                           $645,571,207
                                                                                                              ============

6. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                             -----------------------------------------------------

INVESTMENTS                                                                    NO. OF         MARKET       COST OF       PROCEEDS
                                                                               SHARES         VALUE       PURCHASES     FROM SALES
                                                                             -----------   -----------   -----------   -----------
CAPITAL APPRECIATION FUND (0.2%)
    Total (Cost $1,207,598)                                                       20,174   $ 1,336,098   $    46,643   $   262,787
                                                                             -----------   -----------   -----------   -----------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $85,382)                                                           8,637        85,592        87,333         2,006
                                                                             -----------   -----------   -----------   -----------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $172,530)                                                         10,718       178,669       173,317           824
                                                                             -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (0.7%)
    Total (Cost $4,623,824)                                                    4,623,824     4,623,824     1,349,839     3,245,926
                                                                             -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,214,134)                                                       60,003     1,278,066        26,561       120,731
                                                                             -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $629,057)         30,374       725,030       450,219        26,257
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $2,173,024)          90,429     2,089,824       189,598       219,271
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $2,802,081)                                                      120,803     2,814,854       639,817       245,528
                                                                             -----------   -----------   -----------   -----------

AMERICAN FUNDS INSURANCE SERIES (4.8%)
  Global Growth Fund - Class 2 Shares (Cost $4,242,365)                          287,341     4,950,886     2,715,926       333,668
  Growth Fund - Class 2 Shares (Cost $10,460,207)                                229,813    11,743,437     6,833,695       295,845
  Growth-Income Fund - Class 2 Shares (Cost $12,680,309)                         384,201    14,077,133     8,604,071       567,386
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $27,382,881)                                                     901,355    30,771,456    18,153,692     1,196,899
                                                                             -----------   -----------   -----------   -----------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $88,964)                                                          11,083       146,743        12,768         8,017
                                                                             -----------   -----------   -----------   -----------

DELAWARE VIP TRUST (0.4%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,618,939)                                                      125,087     2,386,663       420,109       243,577
                                                                             -----------   -----------   -----------   -----------

DREYFUS VARIABLE INVESTMENT FUND (0.5%)
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    (Cost $1,564,390)                                                             48,383     2,010,327        52,409       180,564
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $1,085,733)         33,701     1,198,411       124,899       241,540
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $2,650,123)                                                       82,084     3,208,738       177,308       422,104
                                                                             -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.3%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $1,422,323)                      82,916     1,611,061       762,942        32,524
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,375,511)               163,018     2,712,613     1,571,949       114,045
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $690,750)                                                               90,311       782,994       685,610        28,196
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $2,091,176)           166,929     2,395,434     1,698,690        75,931
  Templeton Growth Securities Fund - Class 2 Shares (Cost $1,087,507)             91,853     1,178,477     1,017,059       142,046
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $7,667,267)                                                      595,027     8,680,579     5,736,250       392,742
                                                                             -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                             -----------------------------------------------------

INVESTMENTS                                                                     NO. OF        MARKET       COST OF       PROCEEDS
                                                                                SHARES        VALUE       PURCHASES     FROM SALES
                                                                             -----------   -----------   -----------   -----------
GREENWICH STREET SERIES FUND (66.4%)
  Appreciation Portfolio (Cost $3,841,953)                                       183,830   $ 4,307,139   $ 1,829,879   $   305,907
  Diversified Strategic Income Portfolio (Cost $2,847,095)                       306,438     2,849,876     1,287,199       342,507
  Equity Index Portfolio - Class I Shares (Cost $417,745,341)                 13,819,296   407,669,231    52,104,777    10,555,463
  Equity Index Portfolio - Class II Shares (Cost $5,161,225)                     196,482     5,800,159     1,954,022       511,910
  Fundamental Value Portfolio (Cost $6,344,817)                                  335,588     7,080,914     2,880,738       279,986
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $267,400)                                                               14,873       315,747        75,097         8,332
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $255,664)                                                               60,255       295,854        58,771        28,898
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $436,463,495)                                                 14,916,762   428,318,920    60,190,483    12,033,003
                                                                             -----------   -----------   -----------   -----------

JANUS ASPEN SERIES (0.9%)
  Balanced Portfolio - Service Shares (Cost $2,551,004)                          109,212     2,756,520       168,032       529,378
  Global Life Sciences Portfolio - Service Shares (Cost $653,083)                 96,574       760,039        66,168       170,832
  Global Technology Portfolio - Service Shares (Cost $519,655)                   149,868       532,032        85,277       143,917
  Mid Cap Growth Portfolio - Service Shares (Cost $656,905)                       31,442       797,380       241,359        26,737
  Worldwide Growth Portfolio - Service Shares (Cost $958,278)                     36,791       979,364        69,671       137,978
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $5,338,925)                                                      423,887     5,825,335       630,507     1,008,842
                                                                             -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $286,295)                                                         18,753       316,917       284,391        12,701
                                                                             -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (0.6%)
  Growth and Income Portfolio (Cost $1,675,362)                                   67,114     1,824,147     1,397,210        17,533
  Mid-Cap Value Portfolio (Cost $1,678,969)                                       89,889     1,868,798     1,554,280        17,888
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $3,354,331)                                                      157,003     3,692,945     2,951,490        35,421
                                                                             -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $105,303)            9,540       110,474       122,540        18,283
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $77,769)           7,346        66,114       111,133        33,832
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $183,072)                                                         16,886       176,588       233,673        52,115
                                                                             -----------   -----------   -----------   -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $1,981)                                                              104         2,147         2,000            19
                                                                             -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (2.8%)
  Real Return Portfolio - Administrative Class (Cost $2,127,152)                 165,963     2,144,238     1,971,295        17,604
  Total Return Portfolio - Administrative Class (Cost $15,746,522)             1,538,232    16,166,821     3,049,695     1,782,342
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $17,873,674)                                                   1,704,195    18,311,059     5,020,990     1,799,946
                                                                             -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.9%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $251,437)               59,602       296,223            --        17,674
  Putnam VT International Equity Fund - Class IB Shares (Cost $492,039)           42,119       619,563       122,195        80,827
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,187,089)             206,519     4,706,562       968,600       332,041
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $3,930,565)                                                      308,240     5,622,348     1,090,795       430,542
                                                                             -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.1%)
  All Cap Fund - Class I (Cost $5,626,958)                                       399,363     6,721,285       893,960       685,721
  Investors Fund - Class I (Cost $3,266,418)                                     282,650     3,903,394       435,570       351,302
  Large Cap Growth Fund - Class I (Cost $655,646)                                 65,027       761,464        19,340        94,733
  Small Cap Growth Fund - Class I (Cost $1,677,658)                              151,112     2,129,170       549,439       177,598
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $11,226,680)                                                     898,152    13,515,313     1,898,309     1,309,354
                                                                             -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                             -----------------------------------------------------

INVESTMENTS                                                                     NO. OF        MARKET       COST OF       PROCEEDS
                                                                                SHARES        VALUE       PURCHASES     FROM SALES
                                                                             -----------   -----------   -----------   -----------
SCUDDER INVESTMENT VIT FUNDS (0.2%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $244,585)                      30,702   $   292,895   $     7,015   $    67,501
  Small Cap Index Fund - Class A Shares (Cost $487,161)                           47,003       674,496        27,848       138,901
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $731,746)                                                         77,705       967,391        34,863       206,402
                                                                             -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $310,762)                        36,267       322,049       188,070        11,004
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $246,375)        22,752       275,986       181,881        66,733
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $557,137)                                                         59,019       598,035       369,951        77,737
                                                                             -----------   -----------   -----------   -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (3.7%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $11,260,760)                                                           829,963    12,300,046     8,875,504       462,278
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $7,422,196)                                                            586,953     7,730,174     7,279,506     1,269,017
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $2,283,694)                                                            159,847     2,468,038     2,074,641        59,317
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $989,178)                                                               75,163     1,083,094       728,200       168,707
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $21,955,828)                                                   1,651,926    23,581,352    18,957,851     1,959,319
                                                                             -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (4.2%)
  Convertible Securities Portfolio (Cost $2,060,526)                             184,978     2,284,482       104,726       199,407
  Disciplined Mid Cap Stock Portfolio (Cost $952,613)                             61,385     1,212,960       189,761       122,717
  Equity Income Portfolio (Cost $6,803,162)                                      458,252     7,868,189     1,647,643       831,043
  Federated High Yield Portfolio (Cost $2,670,669)                               318,852     2,748,508       753,191       822,999
  Federated Stock Portfolio (Cost $640,773)                                       44,331       734,124        32,989        65,436
  Large Cap Portfolio (Cost $1,181,921)                                           95,051     1,324,055       138,815        98,831
  Lazard International Stock Portfolio (Cost $1,114,626)                         114,760     1,310,559       657,985        79,305
  Merrill Lynch Large Cap Core Portfolio (Cost $780,757)                          98,241       889,079       204,580        32,882
  MFS Emerging Growth Portfolio (Cost $930,637)                                   87,259       919,708       162,922       155,876
  MFS Mid Cap Growth Portfolio (Cost $1,313,819)                                 186,166     1,461,402        78,736       133,212
  MFS Value Portfolio (Cost $228,461)                                             19,153       235,968       229,237           808
  Pioneer Fund Portfolio (Cost $270,357)                                          23,922       287,782       264,006         9,488
  Social Awareness Stock Portfolio (Cost $25,139)                                  1,056        25,654        25,177            38
  Travelers Quality Bond Portfolio (Cost $5,704,365)                             500,515     5,520,679       969,136     1,722,616
  U.S. Government Securities Portfolio (Cost $94,824)                              7,132        90,934        95,291           463
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $24,772,649)                                                   2,201,053    26,914,083     5,554,195     4,275,121
                                                                             -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (7.9%)
  AIM Capital Appreciation Portfolio (Cost $1,361,977)                           146,268     1,565,069       323,542        88,494
  MFS Total Return Portfolio (Cost $17,045,897)                                1,054,609    18,075,990     5,494,662     1,737,365
  Pioneer Strategic Income Portfolio (Cost $1,593,631)                           165,226     1,549,816     1,226,114        24,147
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $538,790)            53,550       536,038       720,097       197,488
  Smith Barney Aggressive Growth Portfolio (Cost $8,054,309)                     665,510     8,864,594     2,954,500       344,076
  Smith Barney High Income Portfolio (Cost $3,277,315)                           433,028     3,269,362     1,631,602       346,822
  Smith Barney International All Cap Growth Portfolio (Cost $275,254)             24,103       312,622       116,048        28,296
  Smith Barney Large Cap Value Portfolio (Cost $1,174,032)                        66,556     1,200,671       187,175       288,000
  Smith Barney Large Capitalization Growth Portfolio (Cost $3,096,921)           244,177     3,508,822       940,632       198,937
  Smith Barney Mid Cap Core Portfolio (Cost $2,254,055)                          185,401     2,651,229       594,618       219,609
  Smith Barney Money Market Portfolio (Cost $3,948,282)                        3,948,283     3,948,283     4,164,907     2,780,272
  Strategic Equity Portfolio (Cost $2,902,447)                                   176,202     3,090,586       145,596       368,699
  Travelers Managed Income Portfolio (Cost $2,664,969)                           226,352     2,555,510     1,210,889       487,815
  Van Kampen Enterprise Portfolio (Cost $119,738)                                  9,380       110,867         7,904        13,803
                                                                             -----------   -----------   -----------   -----------
    Total (Cost $48,307,617)                                                   7,398,645    51,239,459    19,718,286     7,123,823
                                                                             -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
  Comstock Portfolio - Class II Shares (Cost $734,539)                            68,018  $    931,170  $    223,865  $     82,435
  Emerging Growth Portfolio - Class I Shares (Cost $745,039)                      26,780       696,815       179,701       114,347
  Enterprise Portfolio - Class II Shares (Cost $19,500)                            1,629        22,159         2,707         6,130
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,499,078)                                                       96,427     1,650,144       406,273       202,912
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $581,127)                                                         60,404       688,600       317,811        35,272
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (0.8%)
  Contrafund(R) Portfolio - Service Class (Cost $2,112,536)                       92,905     2,464,777     1,504,407       118,129
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,957,247)                     98,397     2,592,767       210,409       402,429
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,069,783)                                                      191,302     5,057,544     1,714,816       520,558
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.5%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $215,978)        36,278       257,934         2,551        14,125
  Mid Cap Portfolio - Service Class 2 (Cost $2,479,340)                          111,000     3,316,686     1,380,158       104,937
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $2,695,318)                                                      147,278     3,574,620     1,382,709       119,062
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $633,343,024)                                                                     $645,564,082  $147,583,030  $ 37,343,290
                                                                                          ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                    2004     2,294   0.575 - 1.395     1,336         --     1.40 - 1.80       17.42 - 17.89
                                             2003     2,691   0.489 - 1.188     1,330       0.05     1.40 - 1.80       21.85 - 23.00
                                             2002     2,524   0.398 - 0.400     1,007       1.57     1.40 - 1.60   (26.16) - (26.06)
                                             2001     2,567   0.539 - 0.541     1,388       0.77     1.40 - 1.60   (27.26) - (27.09)

HIGH YIELD BOND TRUST                        2004        80   1.068 - 1.070        86       9.28     1.40 - 1.60         6.48 - 7.00

MANAGED ASSETS TRUST                         2004       166   1.077 - 1.078       179       7.89     1.40 - 1.60         7.06 - 7.80

MONEY MARKET PORTFOLIO                       2004     4,070   0.978 - 1.146     4,628       0.98     1.40 - 2.00     (0.91) - (0.35)
                                             2003     5,706   0.987 - 1.150     6,520       0.79     1.40 - 2.00     (0.79) - (0.60)
                                             2002     9,391   1.145 - 1.157    10,805       1.37     1.40 - 1.60     (0.26) - (0.09)
                                             2001     9,321   1.148 - 1.158    10,739       2.58     1.40 - 1.60         0.88 - 2.39
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I    2004     1,638   0.777 - 0.783     1,278       0.45     1.40 - 1.60         4.02 - 4.26
                                             2003     1,750   0.747 - 0.751     1,310       0.29     1.40 - 1.60       23.06 - 23.32
                                             2002     1,888   0.607 - 0.609     1,147       0.49     1.40 - 1.60   (31.33) - (31.19)
                                             2001       650   0.884 - 0.885       575       0.35     1.40 - 1.60   (11.60) - (10.70)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                      2004       606   1.115 - 1.362       725       0.56     1.40 - 2.40         0.52 - 9.74
                                             2003       231   1.020 - 1.247       240       0.82     1.40 - 2.25        0.27 - 30.33
                                             2002        55   0.786 - 0.788        43       0.13     1.40 - 1.80      (21.40) - 7.80
  AllianceBernstein Premier Growth
    Portfolio - Class B                      2004     2,997   0.661 - 1.222     2,090         --     1.40 - 2.25        5.95 - 15.66
                                             2003     3,120   0.620 - 1.148     1,966         --     1.40 - 2.25        0.18 - 21.60
                                             2002     2,924   0.511 - 0.514     1,497         --     1.40 - 1.60   (31.87) - (31.74)
                                             2001     2,022   0.750 - 0.753     1,520         --     1.40 - 1.60   (18.74) - (18.59)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares        2004     4,097   1.087 - 1.458     4,951       0.38     1.40 - 2.40        9.68 - 13.07
                                             2003     2,103   0.980 - 1.308     2,093       0.42     1.40 - 2.25        0.25 - 33.47
                                             2002     1,918   0.736 - 0.741     1,415       0.93     1.40 - 1.60   (16.08) - (15.80)
                                             2001     1,311   0.877 - 0.880     1,151       0.45     1.40 - 1.60   (15.59) - (15.47)

  Growth Fund - Class 2 Shares               2004     9,895   1.078 - 1.426    11,743       0.24     1.40 - 2.40        4.90 - 11.99
                                             2003     4,171   0.981 - 1.291     4,119       0.12     1.40 - 2.05        3.33 - 34.92
                                             2002     3,190   0.728 - 0.733     2,329       0.03     1.40 - 1.60   (25.71) - (25.51)
                                             2001     1,956   0.980 - 0.984     1,919       0.33     1.40 - 1.60   (19.47) - (19.34)

  Growth-Income Fund - Class 2 Shares        2004    11,248   1.066 - 1.370    14,077       1.28     1.40 - 2.40        3.95 - 10.32
                                             2003     4,399   1.147 - 1.263     5,108       1.22     1.40 - 2.05        5.33 - 30.54
                                             2002     2,992   0.885 - 0.894     2,662       1.22     1.40 - 1.80   (19.84) - (19.46)
                                             2001     1,559   1.104 - 1.110     1,725       0.90     1.40 - 1.80       (5.45) - 2.03
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets       2004       146   1.000 - 1.009       147       0.29     1.40 - 1.60       23.00 - 23.20
    Portfolio                                2003       139   0.813 - 0.819       114         --     1.40 - 1.60       40.66 - 40.96
                                             2002        75   0.578 - 0.581        44       0.13     1.40 - 1.60   (12.95) - (12.89)
                                             2001       282   0.664 - 0.667       188         --     1.40 - 1.60   (13.38) - (11.11)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard        2004     1,080   1.708 - 2.221     2,387       1.95     1.40 - 1.80       29.10 - 29.58
    Class                                    2003     1,010   1.323 - 1.714     1,725       2.16     1.40 - 1.80        4.01 - 32.15
                                             2002       719   1.290 - 1.297       931       1.76     1.40 - 1.60         2.87 - 3.10
                                             2001       236   1.254 - 1.258       296       0.32     1.40 - 1.60         7.09 - 7.25

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment Fund -
    Developing Leaders Portfolio - Initial   2004     1,851   1.076 - 1.381     2,010       0.20     1.40 - 2.00         9.13 - 9.81
      Shares                                 2003     1,952   0.982 - 1.263     1,932       0.03     1.40 - 2.00       12.77 - 29.79
                                             2002     1,644   0.758 - 0.762     1,251       0.05     1.40 - 1.60   (20.38) - (20.21)
                                             2001       731   0.952 - 0.955       698       0.59     1.40 - 1.60     (7.57) - (4.21)
  Dreyfus Variable Investment Fund -
    Appreciation Portfolio - Initial         2004     1,355   0.880 - 1.187     1,198       1.56     1.40 - 2.00         2.95 - 3.62
      Shares                                 2003     1,498   0.851 - 1.153     1,280       1.74     1.40 - 2.00       12.38 - 19.53
                                             2002       970   0.713 - 0.717       694       1.94     1.40 - 1.60   (18.05) - (17.87)
                                             2001       297   0.870 - 0.873       259       1.67     1.40 - 1.60   (10.77) - (10.64)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares   2004     1,588   0.835 - 1.430     1,611         --     1.40 - 2.40        1.43 - 13.07
                                             2003       925   0.761 - 1.306       743         --     1.40 - 2.05        1.70 - 35.45
                                             2002       918   0.564 - 0.567       518       0.27     1.40 - 1.60   (29.76) - (29.74)
                                             2001       581   0.803 - 0.807       467       0.15     1.40 - 1.60    (16.61) - (9.22)

  Mutual Shares Securities Fund - Class 2    2004     2,266   1.146 - 1.352     2,713       0.71     1.40 - 2.40        4.95 - 11.03
    Shares                                   2003       978   1.036 - 1.222     1,027       0.78     1.40 - 2.05        0.81 - 23.43
                                             2002       158   0.842 - 0.845       133       0.06     1.40 - 1.80      (15.80) - 0.84
  Templeton Developing Markets
    Securities Fund - Class 2 Shares         2004       486   1.536 - 1.781       783       1.71     1.40 - 2.40        3.05 - 25.86
                                             2003        26   1.265 - 1.448        36       0.11     1.40 - 1.65        8.30 - 44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                           2004     1,881   1.071 - 1.495     2,395       0.95     1.40 - 2.40        2.49 - 16.85
                                             2003       550   0.918 - 1.284       517       1.69     1.40 - 2.00        6.23 - 30.42
                                             2002       376   0.706 - 0.710       266       1.66     1.40 - 1.60   (19.86) - (19.68)
                                             2001       145   0.881 - 0.884       128       2.86     1.40 - 1.60   (17.28) - (13.16)
  Templeton Growth Securities Fund -
    Class 2 Shares                           2004       925   1.121 - 1.438     1,178       0.62     1.40 - 2.25        8.59 - 14.34
                                             2003       220   1.025 - 1.265       228       1.64     1.40 - 2.00       18.45 - 33.51
                                             2002         4   0.790 - 0.792         3       1.30     1.40 - 1.80   (21.00) - (14.19)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                     2004     3,942   1.022 - 1.277     4,307       1.40     1.40 - 2.40         3.76 - 7.94
                                             2003     2,587   0.962 - 1.195     2,516       0.76     1.40 - 2.05        1.63 - 22.94
                                             2002     1,876   0.784 - 0.789     1,475       1.77     1.40 - 1.60   (18.84) - (18.74)
                                             2001       887   0.966 - 0.971       859       1.05     1.40 - 1.60     (6.99) - (5.57)

  Diversified Strategic Income Portfolio     2004     2,430   1.100 - 1.235     2,850       6.10     1.40 - 2.40         3.09 - 5.29
                                             2003     1,635   1.057 - 1.174     1,895       8.33     1.40 - 2.20        0.00 - 10.23
                                             2002       632   1.058 - 1.065       670      11.34     1.40 - 1.60         3.12 - 3.40
                                             2001       371   1.026 - 1.030       381       7.76     1.40 - 1.60     (0.96) - (0.10)

  Equity Index Portfolio - Class I Shares    2004   410,400   0.796 - 1.368   407,669       1.76     1.40 - 3.60         6.60 - 8.99
                                             2003   370,606   0.740 - 1.282   334,308       1.34     1.40 - 3.60       23.60 - 28.20
                                             2002   359,736   0.594 - 0.942   256,174       2.39     1.40 - 3.60   (24.90) - (23.29)
                                             2001   299,718   0.784 - 1.228   282,924       0.95     1.40 - 3.60    (15.26) - (3.57)

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Equity Index Portfolio - Class II          2004     6,114   0.853 - 1.314     5,800       1.69     1.40 - 2.40         5.49 - 8.86
    Shares                                   2003     4,949   0.786 - 1.213     3,922       1.24     1.40 - 2.05        1.52 - 25.91
                                             2002     3,217   0.625 - 0.629     2,016       2.01     1.40 - 1.60   (23.59) - (23.48)
                                             2001     1,936   0.818 - 0.822     1,587       0.62     1.40 - 1.60    (13.20) - (9.81)

  Fundamental Value Portfolio                2004     5,515   1.233 - 1.398     7,081       0.84     1.40 - 2.40         1.31 - 6.73
                                             2003     3,402   1.169 - 1.315     4,169       0.67     1.40 - 2.05        5.79 - 36.66
                                             2002     2,926   0.897 - 0.903     2,629       1.32     1.40 - 1.60   (22.54) - (22.36)
                                             2001     1,091   1.158 - 1.163     1,266       0.34     1.40 - 1.60     (7.43) - (4.36)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares             2004       263   1.114 - 1.400       316         --     1.40 - 2.00         6.90 - 7.55
                                             2003       197   1.040 - 1.306       225         --     1.40 - 2.00       10.79 - 38.13
                                             2002        21   0.756 - 0.758        16         --     1.40 - 1.80    (24.40) - (5.60)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares             2004       271   1.086 - 1.098       296       0.94     1.40 - 1.80         6.47 - 6.91
                                             2003       239   1.020 - 1.027       245       0.80     1.40 - 1.80       27.82 - 28.38
                                             2002        11   0.798 - 0.800         9       1.03     1.40 - 1.80    (20.20) - (1.84)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares        2004     2,752   0.995 - 1.004     2,757       2.12     1.40 - 1.60         6.53 - 6.70
                                             2003     3,154   0.934 - 0.941     2,960       1.83     1.40 - 1.60       11.99 - 12.16
                                             2002     3,344   0.834 - 0.839     2,800       2.19     1.40 - 1.60     (8.15) - (7.90)
                                             2001     2,298   0.908 - 0.911     2,092       2.36     1.40 - 1.60     (6.49) - (6.28)
  Global Life Sciences Portfolio -
    Service Shares                           2004       842   0.898 - 0.907       760         --     1.40 - 1.60       12.39 - 12.67
                                             2003       953   0.799 - 0.805       764         --     1.40 - 1.60       24.26 - 24.42
                                             2002       834   0.643 - 0.647       538         --     1.40 - 1.60   (30.71) - (30.50)
                                             2001       511   0.928 - 0.931       475         --     1.40 - 1.60      (18.09) - 1.09

  Global Technology Portfolio - Service      2004     1,543   0.343 - 0.346       532         --     1.40 - 1.60     (1.15) - (0.86)
    Shares                                   2003     1,704   0.347 - 0.349       593         --     1.40 - 1.60       44.21 - 44.58
                                             2002     1,718   0.240 - 0.242       414         --     1.40 - 1.60   (42.03) - (41.69)
                                             2001     1,091   0.414 - 0.415       452       0.38     1.40 - 1.60   (38.30) - (38.24)

  Mid Cap Growth Portfolio - Service         2004     1,397   0.445 - 1.527       797         --     1.40 - 2.40        1.19 - 24.24
    Shares                                   2003     1,228   0.375 - 0.378       461         --     1.40 - 1.60       32.51 - 33.10
                                             2002       942   0.283 - 0.284       267         --     1.40 - 1.60   (29.25) - (29.18)
                                             2001       718   0.400 - 0.401       287         --     1.40 - 1.60    (40.56) - (8.03)

  Worldwide Growth Portfolio - Service       2004     1,745   0.556 - 1.217       979       0.91     1.40 - 2.00         2.44 - 3.13
    Shares                                   2003     1,857   0.540 - 1.188     1,012       0.82     1.40 - 2.00       13.47 - 21.97
                                             2002     1,880   0.444 - 0.446       837       0.63     1.40 - 1.60   (26.85) - (26.77)
                                             2001     1,486   0.607 - 0.609       904       0.31     1.40 - 1.60   (23.84) - (23.68)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio      2004       231   1.320 - 1.513       317         --     1.40 - 2.05        7.09 - 15.69
                                             2003        11   1.334 - 1.336        15         --     1.40 - 1.60       22.72 - 33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                2004     1,405   1.253 - 1.382     1,824       1.68     1.40 - 2.40      (0.08) - 12.98
                                             2003       254   1.239 - 1.244       316       1.79     1.40 - 2.00        7.81 - 24.40

  Mid-Cap Value Portfolio                    2004     1,302   1.398 - 1.541     1,869       0.67     1.40 - 2.40       12.08 - 22.30
                                             2003       127   1.156 - 1.260       152       1.81     1.40 - 1.95        6.83 - 26.00

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                         2004        91   1.201 - 1.210       110       8.27     1.40 - 2.05        9.86 - 12.66
                                             2003         1           1.074         1       2.93            1.40                7.40
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                         2004        55   1.195 - 1.208        66         --     1.40 - 2.40        6.17 - 19.07
                                             2003         1           1.068         1       0.14            1.40                6.80
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                           2004         2           1.074         2         --            1.40                7.40
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative     2004     1,920   1.067 - 1.125     2,144       1.19     1.40 - 2.40         0.19 - 7.35
    Class                                    2003       165   1.042 - 1.048       173       0.68     1.40 - 2.20       (0.57) - 4.80

  Total Return Portfolio - Administrative    2004    13,710   1.045 - 1.213    16,167       1.89     1.40 - 2.40         1.04 - 3.41
    Class                                    2003    12,630   1.025 - 1.173    14,692       2.85     1.40 - 2.05       (1.79) - 3.62
                                             2002    10,391   1.125 - 1.132    11,749       4.03     1.40 - 1.80         1.44 - 7.50
                                             2001     2,212   1.051 - 1.053     2,327       2.74     1.40 - 1.60         5.10 - 5.72
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                          2004       384   0.767 - 0.773       296         --     1.40 - 1.60         5.94 - 6.18
                                             2003       403   0.724 - 0.728       293         --     1.40 - 1.60       29.75 - 30.00
                                             2002       416   0.558 - 0.560       232         --     1.40 - 1.60   (30.68) - (30.52)
                                             2001       111   0.805 - 0.806        89         --     1.40 - 1.60    (19.50) - (9.23)
  Putnam VT International Equity Fund -
    Class IB Shares                          2004       593   1.003 - 1.433       620       1.48     1.40 - 2.00       13.89 - 14.63
                                             2003       546   0.877 - 1.255       500       0.78     1.40 - 2.00        4.51 - 26.72
                                             2002       408   0.694 - 0.696       284       0.68     1.40 - 1.60   (18.93) - (18.79)
                                             2001       340   0.856 - 0.857       291         --     1.40 - 1.60    (14.40) - (8.64)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                2004     2,954   1.521 - 1.780     4,707       0.34     1.40 - 2.40        2.26 - 24.40
                                             2003     2,459   1.281 - 1.436     3,177       0.30     1.40 - 1.80       13.16 - 47.66
                                             2002     1,787   0.871 - 0.877     1,565       0.15     1.40 - 1.80   (21.25) - (19.39)
                                             2001       438   1.087 - 1.088       477         --     1.40 - 1.60         5.22 - 8.70
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC.
  All Cap Fund - Class I                     2004     5,179   1.236 - 1.395     6,721       0.55     1.40 - 2.40         0.00 - 6.86
                                             2003     4,954   1.209 - 1.311     6,044       0.27     1.40 - 2.00       14.20 - 37.02
                                             2002     4,771   0.885 - 0.894     4,247       0.53     1.40 - 1.80   (26.43) - (26.05)
                                             2001     2,256   1.203 - 1.209     2,721       1.67     1.40 - 1.80       (6.42) - 2.56

  Investors Fund - Class I                   2004     3,326   1.153 - 1.351     3,903       1.49     1.40 - 2.40         0.24 - 9.70
                                             2003     3,266   1.064 - 1.246     3,508       1.49     1.40 - 1.80        9.01 - 30.51
                                             2002     3,006   0.818 - 0.826     2,475       1.64     1.40 - 1.80   (24.47) - (24.15)
                                             2001     1,203   1.083 - 1.089     1,306       1.39     1.40 - 1.80       (9.48) - 1.69

  Large Cap Growth Fund - Class I            2004       677   1.118 - 1.130       761       0.16     1.40 - 1.80     (1.32) - (0.88)
                                             2003       740   1.133 - 1.140       841       0.04     1.40 - 1.80       38.49 - 42.50
                                             2002        22   0.798 - 0.800        17         --     1.40 - 1.80    (20.20) - (3.50)

  Small Cap Growth Fund - Class I            2004     1,555   1.357 - 1.604     2,129         --     1.40 - 2.40        2.89 - 21.48
                                             2003     1,231   1.198 - 1.418     1,479         --     1.40 - 1.80        9.75 - 46.78
                                             2002     1,305   0.817 - 0.823     1,069         --     1.40 - 1.60   (35.77) - (35.60)
                                             2001       563   1.272 - 1.278       717         --     1.40 - 1.60       (7.59) - 3.84

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
SCUDDER INVESTMENT VIT FUNDS
  EAFE(R) Equity Index Fund - Class A        2004       275   1.054 - 1.069       293       2.44     1.40 - 1.60       17.24 - 17.34
    Shares                                   2003       343   0.899 - 0.911       312       4.51     1.40 - 1.60       31.24 - 31.65
                                             2002       202   0.685 - 0.692       140       1.62     1.40 - 1.60   (22.86) - (22.77)
                                             2001       176           0.896       158         --            1.60             (25.70)

  Small Cap Index Fund - Class A Shares      2004       500   1.333 - 1.353       674       0.43     1.40 - 1.60       15.81 - 16.14
                                             2003       580   1.151 - 1.165       674       1.00     1.40 - 1.60       44.24 - 44.36
                                             2002       686   0.798 - 0.807       553       0.74     1.40 - 1.60   (21.92) - (21.65)
                                             2001       620           1.030       639       0.68            1.60                0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio   2004       328   0.804 - 1.176       322       1.52     1.40 - 2.40         0.36 - 6.88
                                             2003       162   0.790 - 1.101       134       0.48     1.40 - 2.05        6.79 - 21.78
                                             2002       152   0.650 - 0.652        99       0.73     1.40 - 1.60   (27.21) - (27.07)
                                             2001        31   0.893 - 0.894        28         --     1.40 - 1.60    (10.70) - (3.56)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                     2004       265   0.861 - 1.168       276         --     1.40 - 2.40      (0.17) - 13.57
                                             2003       166   0.851 - 0.855       141         --     1.40 - 1.60       32.14 - 32.35
                                             2002       163   0.644 - 0.646       105       0.06     1.40 - 1.60   (27.88) - (27.74)
                                             2001        42   0.893 - 0.894        37         --     1.40 - 1.60   (12.52) - (10.70)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                     2004     9,973   1.174 - 1.447    12,300       0.60     1.40 - 2.40        1.03 - 11.58
                                             2003     2,466   1.128 - 1.376     3,262       0.09     1.40 - 2.25        4.93 - 29.69
                                             2002       742           1.061       787         --     1.40 - 1.60         0.86 - 6.10
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value        2004     6,788   1.032 - 1.293     7,730       1.81     1.40 - 2.40         0.71 - 7.96
                                             2003     1,238   1.088 - 1.249     1,513       0.61     1.40 - 2.25        3.45 - 20.33
                                             2002        74           1.038        77         --     1.40 - 1.60       (1.70) - 3.80
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                 2004     1,953   1.067 - 1.515     2,468       1.15     1.40 - 2.40         1.43 - 8.68
                                             2003       233   1.241 - 1.394       319       0.19     1.40 - 2.00        7.08 - 29.80
                                             2002       164           1.074       176         --     1.40 - 1.60       (1.47) - 7.40
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                     2004       843   1.033 - 1.432     1,083       1.13     1.40 - 2.35         0.58 - 6.65
                                             2003       356   1.357 - 1.360       483       0.39     1.40 - 1.60       26.94 - 27.22
                                             2002       148           1.069       158         --     1.40 - 1.60       (2.82) - 6.90
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio           2004     1,906   1.192 - 1.289     2,284       2.10     1.40 - 2.00         4.22 - 4.79
                                             2003     1,998   1.139 - 1.235     2,287       3.95     1.40 - 2.00        4.13 - 24.51
                                             2002     1,173   0.917 - 0.922     1,080       8.21     1.40 - 1.60     (8.48) - (8.26)
                                             2001     1,015   1.002 - 1.005     1,019       2.98     1.40 - 1.60     (2.34) - (2.24)

  Disciplined Mid Cap Stock Portfolio        2004       959   1.256 - 1.462     1,213       0.29     1.40 - 2.00       14.13 - 14.86
                                             2003       920   1.096 - 1.281     1,015       0.32     1.40 - 2.00       17.63 - 31.90
                                             2002       867   0.833 - 0.837       725       0.67     1.40 - 1.60   (15.69) - (15.54)
                                             2001       437   0.988 - 0.991       432       0.47     1.40 - 1.60       (5.54) - 7.83

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Equity Income Portfolio                    2004     6,373   1.216 - 1.333     7,868       1.37     1.40 - 2.25        4.69 - 12.20
                                             2003     5,966   1.133 - 1.235     6,808       1.05     1.40 - 2.05        5.00 - 29.38
                                             2002     4,822   0.879 - 0.885     4,257       1.37     1.40 - 1.60   (15.32) - (15.15)
                                             2001     2,830   1.038 - 1.043     2,946       2.69     1.40 - 1.60     (8.14) - (7.94)

  Federated High Yield Portfolio             2004     2,183   1.252 - 1.303     2,749       7.44     1.40 - 2.00         8.22 - 8.79
                                             2003     2,387   1.152 - 1.204     2,763       9.53     1.40 - 2.00        7.21 - 20.69
                                             2002     1,113   0.956 - 0.962     1,068      25.38     1.40 - 1.60         2.03 - 2.34
                                             2001       365   0.937 - 0.940       342      22.81     1.40 - 1.60       (2.99) - 0.32

  Federated Stock Portfolio                  2004       643   1.134 - 1.331       734       1.45     1.40 - 1.80         8.65 - 9.05
                                             2003       675   1.042 - 1.225       706       1.72     1.40 - 1.80        9.28 - 25.90
                                             2002       562   0.830 - 0.834       468       2.64     1.40 - 1.60   (20.57) - (20.50)
                                             2001       689   1.045 - 1.049       722       1.96     1.40 - 1.60       (5.32) - 0.00

  Large Cap Portfolio                        2004     1,712   0.753 - 1.233     1,324       0.83     1.40 - 2.25         0.43 - 9.57
                                             2003     1,683   0.718 - 1.181     1,212       0.46     1.40 - 2.00       11.84 - 22.92
                                             2002     1,104   0.585 - 0.589       648       0.62     1.40 - 1.60   (24.12) - (23.90)
                                             2001       636   0.771 - 0.774       491       0.91     1.40 - 1.60   (18.59) - (18.44)

  Lazard International Stock Portfolio       2004     1,311   0.845 - 1.426     1,311       2.16     1.40 - 2.40        1.64 - 16.98
                                             2003       811   0.742 - 1.160       604       2.93     1.40 - 1.65        1.84 - 26.83
                                             2002       359   0.586 - 0.589       211       3.06     1.40 - 1.60   (14.33) - (14.14)
                                             2001       302   0.684 - 0.686       207       0.28     1.40 - 1.60   (27.39) - (18.91)

  Merrill Lynch Large Cap Core Portfolio     2004       974   0.806 - 1.318       889       0.62     1.40 - 2.40        1.95 - 15.37
                                             2003       822   0.707 - 1.158       603       0.71     1.40 - 2.05        3.61 - 19.43
                                             2002       783   0.593 - 0.597       465       0.75     1.40 - 1.60   (26.34) - (26.11)
                                             2001       447   0.805 - 0.808       360       0.06     1.40 - 1.60   (23.70) - (23.56)

  MFS Emerging Growth Portfolio              2004     1,340   0.645 - 1.358       920         --     1.40 - 2.20        1.96 - 17.74
                                             2003     1,371   0.581 - 1.229       803         --     1.40 - 2.00        3.19 - 27.39
                                             2002     1,396   0.457 - 0.460       640         --     1.40 - 1.60   (35.36) - (35.21)
                                             2001       872   0.707 - 0.710       618         --     1.40 - 1.60   (37.21) - (37.06)

  MFS Mid Cap Growth Portfolio               2004     2,539   0.560 - 1.469     1,461         --     1.40 - 1.80       12.05 - 12.52
                                             2003     2,601   0.499 - 1.311     1,331         --     1.40 - 1.80        9.34 - 35.22
                                             2002     1,786   0.370 - 0.372       663         --     1.40 - 1.60   (49.66) - (49.53)
                                             2001     1,060   0.735 - 0.737       781         --     1.40 - 1.60   (24.85) - (24.80)

  MFS Value Portfolio                        2004       211   1.117 - 1.122       236       3.54     1.40 - 2.05      (0.09) - 13.03

  Pioneer Fund Portfolio                     2004       234   1.224 - 1.334       288       2.36     1.40 - 2.25        5.92 - 12.52
                                             2003        14   1.127 - 1.217        16      13.30     1.40 - 2.05        1.62 - 21.70

  Social Awareness Stock Portfolio           2004        24           1.083        26       4.06            1.40                8.30

  Travelers Quality Bond Portfolio           2004     4,456   1.077 - 1.243     5,521       4.45     1.40 - 2.00         1.32 - 1.89
                                             2003     5,209   1.063 - 1.220     6,339       4.89     1.40 - 2.00         2.41 - 5.54
                                             2002     4,597   1.150 - 1.156     5,307       8.28     1.40 - 1.60         4.07 - 4.33
                                             2001     2,682   1.105 - 1.108     2,971       4.59     1.40 - 1.60         5.44 - 5.62

  U.S. Government Securities Portfolio       2004        86   1.051 - 1.052        91      14.72     1.40 - 1.60       (0.38) - 5.20

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio         2004     1,690   0.862 - 1.285     1,565       0.15     1.40 - 2.25        0.79 - 11.15
                                             2003     1,462   0.823 - 1.228     1,238         --     1.40 - 2.25      (0.09) - 27.43
                                             2002       968   0.646 - 0.649       626         --     1.40 - 1.60   (25.14) - (24.88)
                                             2001       240   0.863 - 0.864       207         --     1.40 - 1.60      (13.70) - 0.00

  MFS Total Return Portfolio                 2004    13,949   1.172 - 1.342    18,076       3.15     1.40 - 2.40         2.35 - 9.91
                                             2003    11,213   1.079 - 1.221    13,562       2.61     1.40 - 2.05        4.55 - 14.97
                                             2002     8,050   1.052 - 1.062     8,525       7.42     1.40 - 1.80     (6.98) - (6.60)
                                             2001     4,354   1.131 - 1.137     4,941       1.53     1.40 - 1.80       (1.65) - 1.62

  Pioneer Strategic Income Portfolio         2004     1,219   1.105 - 1.373     1,550      15.39     1.40 - 2.15        3.76 - 10.58
                                             2003       288   1.246 - 1.255       360       9.45     1.40 - 1.60       17.66 - 17.84
                                             2002       289   1.059 - 1.065       307      20.21     1.40 - 1.60         4.23 - 4.41
                                             2001       578   1.016 - 1.020       589      10.68     1.40 - 1.60         2.52 - 2.82
  SB Adjustable Rate Income Portfolio -
    Class I Shares                           2004       539   0.987 - 0.997       536       2.09     1.40 - 2.20     (1.00) - (0.10)
                                             2003        16   0.997 - 0.999        16       0.78     1.40 - 2.20              (0.10)

  Smith Barney Aggressive Growth Portfolio   2004     7,161   1.218 - 1.357     8,865         --     1.40 - 2.40        5.64 - 11.75
                                             2003     4,858   1.135 - 1.256     5,568         --     1.40 - 2.05        5.58 - 32.64
                                             2002     4,553   0.859 - 0.867     3,932         --     1.40 - 1.80   (33.82) - (33.61)
                                             2001     2,814   1.298 - 1.306     3,665         --     1.40 - 1.80       (5.59) - 2.37

  Smith Barney High Income Portfolio         2004     2,785   1.130 - 1.369     3,269      10.58     1.40 - 2.40         6.68 - 8.93
                                             2003     1,872   1.039 - 1.262     1,987      10.51     1.40 - 2.05        3.67 - 25.81
                                             2002       813   0.828 - 0.833       675      29.32     1.40 - 1.60     (4.83) - (4.58)
                                             2001       406   0.870 - 0.873       354       4.30     1.40 - 1.60     (7.84) - (7.32)
  Smith Barney International All Cap
    Growth Portfolio                         2004       468   0.664 - 0.671       313       1.31     1.40 - 1.60       15.88 - 16.29
                                             2003       326   0.573 - 0.577       188       0.96     1.40 - 1.60       25.38 - 25.71
                                             2002       463   0.457 - 0.459       212       1.08     1.40 - 1.60   (26.79) - (26.76)
                                             2001       383   0.624 - 0.627       239         --     1.40 - 1.60   (32.32) - (32.14)

  Smith Barney Large Cap Value Portfolio     2004     1,187   1.000 - 1.018     1,201       1.87     1.40 - 1.80         8.70 - 9.11
                                             2003     1,299   0.920 - 0.933     1,206       1.68     1.40 - 1.80       25.34 - 25.74
                                             2002     1,605   0.734 - 0.742     1,185       4.58     1.40 - 1.80   (26.75) - (26.39)
                                             2001       980   1.002 - 1.008       985       1.33     1.40 - 1.80     (9.63) - (7.86)
  Smith Barney Large Capitalization
    Growth Portfolio                         2004     3,588   0.905 - 1.352     3,509       0.41     1.40 - 2.40      (6.35) - 13.87
                                             2003     2,915   0.918 - 1.371     2,735       0.02     1.40 - 1.80        3.08 - 45.47
                                             2002     2,789   0.634 - 0.640     1,776       0.43     1.40 - 1.80   (26.11) - (25.84)
                                             2001     1,355   0.858 - 0.863     1,165         --     1.40 - 1.80      (13.93) - 0.94

  Smith Barney Mid Cap Core Portfolio        2004     2,017   1.247 - 1.350     2,651         --     1.40 - 2.40         2.37 - 8.88
                                             2003     1,672   1.158 - 1.245     2,037         --     1.40 - 2.05        2.02 - 28.05
                                             2002     1,774   0.950 - 0.959     1,696       0.11     1.40 - 1.80   (20.57) - (20.28)
                                             2001       820   1.196 - 1.203       984         --     1.40 - 1.80    (11.39) - (6.49)

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Money Market Portfolio        2004     3,856   0.978 - 1.060     3,951       0.96     1.40 - 2.40     (1.11) - (0.10)
                                             2003     2,431   0.988 - 1.066     2,564       0.68     1.40 - 1.95       (0.94) - 0.00
                                             2002     3,914   1.067 - 1.074     4,183       1.24     1.40 - 1.60     (0.37) - (0.09)
                                             2001     1,584   1.071 - 1.075     1,698       2.36     1.40 - 1.60         1.03 - 2.10

  Strategic Equity Portfolio                 2004     4,154   0.729 - 1.366     3,091       1.38     1.40 - 2.20         0.52 - 8.70
                                             2003     4,514   0.672 - 1.262     3,064         --     1.40 - 1.80        8.79 - 30.64
                                             2002     3,365   0.515 - 0.519     1,739       0.71     1.40 - 1.60   (34.64) - (34.47)
                                             2001     2,023   0.788 - 0.792     1,599       0.12     1.40 - 1.60   (14.81) - (14.56)

  Travelers Managed Income Portfolio         2004     2,225   1.032 - 1.220     2,556       5.70     1.40 - 2.40         0.19 - 3.06
                                             2003     1,590   1.029 - 1.203     1,891       4.82     1.40 - 2.20         0.29 - 6.93
                                             2002     1,265   1.114 - 1.125     1,416      16.56     1.40 - 1.80         0.36 - 0.81
                                             2001       319   1.110 - 1.116       355       1.37     1.40 - 1.80       (1.33) - 1.55

  Van Kampen Enterprise Portfolio            2004       166   0.658 - 1.150       111       0.56     1.40 - 1.95         1.86 - 2.47
                                             2003       174   0.644 - 1.129       113       0.17     1.40 - 1.95        4.06 - 23.85
                                             2002       158   0.521 - 0.524        82       0.92     1.40 - 1.60   (30.44) - (30.41)
                                             2001       101   0.749 - 0.753        76         --     1.40 - 1.60      (22.54) - 9.77
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares       2004       859   1.076 - 1.438       931       0.74     1.40 - 2.00       15.13 - 15.81
                                             2003       711   0.931 - 1.249       667       0.76     1.40 - 2.00       14.27 - 28.93
                                             2002       639   0.723 - 0.726       463       0.34     1.40 - 1.60   (20.72) - (20.57)
                                             2001       258   0.912 - 0.914       236         --     1.40 - 1.60     (8.80) - (5.87)

  Emerging Growth Portfolio - Class I        2004       875   0.728 - 1.257       697         --     1.40 - 2.40        3.79 - 16.42
    Shares                                   2003       841   0.691 - 1.116       588         --     1.40 - 1.95        3.91 - 25.59
                                             2002       848   0.551 - 0.555       469       0.32     1.40 - 1.60   (33.61) - (33.45)
                                             2001       631   0.830 - 0.834       525       0.04     1.40 - 1.60   (32.58) - (32.41)

  Enterprise Portfolio - Class II Shares     2004        28   0.794 - 0.800        22       0.13     1.40 - 1.60         2.19 - 2.30
                                             2003        32   0.777 - 0.782        25       0.23     1.40 - 1.60       23.73 - 23.93
                                             2002        15   0.628 - 0.631         9       0.18     1.40 - 1.60   (30.76) - (24.07)
                                             2001         2           0.907         2         --            1.60              (9.30)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                  2004       562   1.098 - 1.531       689       0.11     1.40 - 2.40        0.86 - 27.59
                                             2003       357   0.965 - 0.970       345         --     1.40 - 1.60       39.65 - 39.97
                                             2002       299   0.691 - 0.693       207         --     1.40 - 1.60   (26.80) - (21.61)
                                             2001         6           0.944         5         --            1.60              (5.60)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class    2004     1,981   1.151 - 1.410     2,465       0.17     1.40 - 2.40        1.82 - 13.69
                                             2003       795   1.014 - 1.247       826       0.29     1.40 - 2.05        3.73 - 26.61
                                             2002       486   0.803 - 0.808       392       0.45     1.40 - 1.60   (10.88) - (10.72)
                                             2001       177   0.901 - 0.905       160       0.55     1.40 - 1.60   (13.78) - (13.56)

  Contrafund(R) Portfolio - Service          2004     2,549   1.009 - 1.411     2,593       0.22     1.40 - 2.00       12.93 - 13.60
    Class 2                                  2003     2,727   0.891 - 1.248     2,445       0.29     1.40 - 2.00       15.49 - 26.34
                                             2002     2,499   0.706 - 0.710     1,770       0.60     1.40 - 1.60   (10.97) - (10.80)
                                             2001     1,544   0.793 - 0.796     1,227       0.19     1.40 - 1.60   (13.90) - (13.67)

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE       NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                            ENDED     UNITS     LOWEST TO     ASSETS     INCOME       LOWEST TO        LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)    ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------   -------  -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                        2004       274   0.939 - 0.946       258          -     1.40 - 1.60     (0.32) - (0.11)
                                             2003       282   0.942 - 0.947       266          -     1.40 - 1.60       22.98 - 23.15
                                             2002       133   0.766 - 0.769       102       0.29     1.40 - 1.60     (9.03) - (8.78)
                                             2001        40           0.842        33          -            1.60             (15.80)

  Mid Cap Portfolio - Service Class 2        2004     2,211   1.227 - 1.640     3,317          -     1.40 - 2.40        2.59 - 22.91
                                             2003     1,218   1.198 - 1.339     1,513       0.23     1.40 - 2.05        6.96 - 36.40
                                             2002       891   0.909 - 0.912       812       0.69     1.40 - 1.60   (11.49) - (11.28)
                                             2001       294   1.027 - 1.028       302          -     1.40 - 1.60         1.28 - 2.70

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                         CAPITAL APPRECIATION FUND        HIGH YIELD BOND TRUST            MANAGED ASSETS TRUST
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   2,691,496      2,523,843              --             --               --             --
Accumulation units purchased and
  transferred from other funding options     151,851        564,557          80,694             --          166,402             --
Accumulation units redeemed and
  transferred to other funding options .    (549,234)      (396,904)           (599)            --             (629)            --
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,294,113      2,691,496          80,095             --          165,773             --
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                            AIM V.I. PREMIER                ALLIANCEBERNSTEIN
                                                                              EQUITY FUND -                 GROWTH AND INCOME
                                           MONEY MARKET PORTFOLIO                SERIES I                  PORTFOLIO - CLASS B
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   5,705,950      9,390,589       1,749,792      1,887,883          230,629         54,855
Accumulation units purchased and
  transferred from other funding options   1,309,602      5,788,599          32,355        238,920          378,976        176,631
Accumulation units redeemed and
  transferred to other funding options .  (2,945,376)    (9,473,238)       (143,935)      (377,011)          (3,957)          (857)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   4,070,176      5,705,950       1,638,212      1,749,792          605,648        230,629
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                             ALLIANCEBERNSTEIN                GLOBAL GROWTH
                                              PREMIER GROWTH                  FUND - CLASS 2                   GROWTH FUND -
                                            PORTFOLIO - CLASS B                   SHARES                      CLASS 2 SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   3,120,120      2,924,098       2,102,516      1,917,538        4,171,148      3,190,452
Accumulation units purchased and
  transferred from other funding options     206,706        583,377       2,129,745        479,820        6,161,949      1,211,204
Accumulation units redeemed and
  transferred to other funding options .    (329,898)      (387,355)       (134,953)      (294,842)        (438,396)      (230,508)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,996,928      3,120,120       4,097,308      2,102,516        9,894,701      4,171,148
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                               GROWTH-INCOME               CREDIT SUISSE TRUST
                                              FUND - CLASS 2                EMERGING MARKETS                DELAWARE VIP REIT
                                                  SHARES                        PORTFOLIO                SERIES - STANDARD CLASS
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   4,398,963      2,991,909         139,225         75,377        1,010,190        718,704
Accumulation units purchased and
  transferred from other funding options   7,613,067      1,797,409          13,642        182,284          205,825        455,633
Accumulation units redeemed and
  transferred to other funding options .    (764,509)      (390,355)         (6,770)      (118,436)        (135,644)      (164,147)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........  11,247,521      4,398,963         146,097        139,225        1,080,371      1,010,190
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              DREYFUS VARIABLE               DREYFUS VARIABLE
                                              INVESTMENT FUND -             INVESTMENT FUND -
                                             DEVELOPING LEADERS          APPRECIATION PORTFOLIO -           FRANKLIN SMALL CAP
                                         PORTFOLIO - INITIAL SHARES           INITIAL SHARES              FUND - CLASS 2 SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,951,766      1,644,215       1,498,265        969,515          925,062        917,978
Accumulation units purchased and
  transferred from other funding options      74,348        565,581         127,948        742,154          695,393        246,760
Accumulation units redeemed and
  transferred to other funding options .    (174,955)      (258,030)       (271,344)      (213,404)         (32,011)      (239,676)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,851,159      1,951,766       1,354,869      1,498,265        1,588,444        925,062
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                               MUTUAL SHARES               TEMPLETON DEVELOPING             TEMPLETON FOREIGN
                                             SECURITIES FUND -              MARKETS SECURITIES              SECURITIES FUND -
                                              CLASS 2 SHARES              FUND - CLASS 2 SHARES               CLASS 2 SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     978,173        157,785          26,271             --          549,827        376,269
Accumulation units purchased and
  transferred from other funding options   1,409,351        827,409         477,919         26,271        1,406,614        234,313
Accumulation units redeemed and
  transferred to other funding options .    (121,801)        (7,021)        (18,329)            --          (75,854)       (60,755)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,265,723        978,173         485,861         26,271        1,880,587        549,827
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                              TEMPLETON GROWTH
                                             SECURITIES FUND -                                             DIVERSIFIED STRATEGIC
                                               CLASS 2 SHARES             APPRECIATION PORTFOLIO             INCOME PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     219,930          3,558       2,586,771      1,875,855        1,635,330        632,005
Accumulation units purchased and
  transferred from other funding options     824,963        216,557       1,543,105      1,019,478        1,115,013      1,095,847
Accumulation units redeemed and
  transferred to other funding options .    (119,861)          (185)       (187,983)      (308,562)        (320,777)       (92,522)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     925,032        219,930       3,941,893      2,586,771        2,429,566      1,635,330
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                               EQUITY INDEX                   EQUITY INDEX
                                               PORTFOLIO -                    PORTFOLIO -                      FUNDAMENTAL
                                              CLASS I SHARES                CLASS II SHARES                  VALUE PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ... 370,605,727    359,736,341       4,948,768      3,217,028        3,401,602      2,925,518
Accumulation units purchased and
  transferred from other funding options  56,418,101     25,238,368       2,352,218      2,186,279        2,373,979        728,062
Accumulation units redeemed and
  transferred to other funding options . (16,623,410)   (14,368,982)     (1,187,049)      (454,539)        (260,378)      (251,978)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year ......... 410,400,418    370,605,727       6,113,937      4,948,768        5,515,203      3,401,602
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              SALOMON BROTHERS               SALOMON BROTHERS
                                            VARIABLE AGGRESSIVE             VARIABLE GROWTH &
                                            GROWTH FUND - CLASS I              INCOME FUND -               BALANCED PORTFOLIO -
                                                  SHARES                      CLASS I SHARES                  SERVICE SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     197,011         21,468         239,214         10,754        3,153,956      3,343,585
Accumulation units purchased and
  transferred from other funding options      71,400        175,574          57,552        238,833          133,939        578,017
Accumulation units redeemed and
  transferred to other funding options .      (5,247)           (31)        (26,049)       (10,373)        (535,793)      (767,646)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     263,164        197,011         270,717        239,214        2,752,102      3,153,956
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                                                             MID CAP GROWTH
                                            GLOBAL LIFE SCIENCES             GLOBAL TECHNOLOGY             PORTFOLIO - SERVICE
                                         PORTFOLIO - SERVICE SHARES     PORTFOLIO - SERVICE SHARES                SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     952,686        834,087       1,704,239      1,718,433        1,227,952        942,447
Accumulation units purchased and
  transferred from other funding options      96,095        328,567         385,700        270,215          199,885        537,119
Accumulation units redeemed and
  transferred to other funding options .    (206,648)      (209,968)       (546,678)      (284,409)         (30,906)      (251,614)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     842,133        952,686       1,543,261      1,704,239        1,396,931      1,227,952
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                             WORLDWIDE GROWTH
                                            PORTFOLIO - SERVICE             LAZARD RETIREMENT               GROWTH AND INCOME
                                                  SHARES                   SMALL CAP PORTFOLIO                  PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,857,039      1,879,813          11,392             --          253,875             --
Accumulation units purchased and
  transferred from other funding options     130,068        584,087         229,089         11,393        1,162,775        254,937
Accumulation units redeemed and
  transferred to other funding options .    (242,370)      (606,861)         (9,232)            (1)         (11,253)        (1,062)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,744,737      1,857,039         231,249         11,392        1,405,397        253,875
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                          MERRILL LYNCH GLOBAL             MERRILL LYNCH VALUE
                                                                            ALLOCATION V.I.                OPPORTUNITIES V.I.
                                          MID-CAP VALUE PORTFOLIO           FUND - CLASS III                 FUND - CLASS III
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     127,271             --           1,000             --            1,000             --
Accumulation units purchased and
  transferred from other funding options   1,196,197        127,273          90,960          1,000           73,285          1,000
Accumulation units redeemed and
  transferred to other funding options .     (21,398)            (2)           (483)            --          (19,407)            --
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,302,070        127,271          91,477          1,000           54,878          1,000
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                             OPPENHEIMER MAIN
                                             STREET FUND/VA -            REAL RETURN PORTFOLIO -        TOTAL RETURN PORTFOLIO -
                                              SERVICE SHARES              ADMINISTRATIVE CLASS            ADMINISTRATIVE CLASS
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...          --             --         165,089             --       12,629,687     10,390,548
Accumulation units purchased and
  transferred from other funding options       2,000             --       1,842,880        165,255        2,920,180      5,998,391
Accumulation units redeemed and
  transferred to other funding options .          --             --         (87,883)          (166)      (1,839,894)    (3,759,252)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........       2,000             --       1,920,086        165,089       13,709,973     12,629,687
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                                PUTNAM VT
                                            PUTNAM VT DISCOVERY              INTERNATIONAL                   PUTNAM VT SMALL
                                           GROWTH FUND - CLASS IB             EQUITY FUND -                  CAP VALUE FUND -
                                                   SHARES                    CLASS IB SHARES                  CLASS IB SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     402,907        415,602         545,666        408,365        2,459,402      1,786,670
Accumulation units purchased and
  transferred from other funding options          --         41,316         121,248      3,127,099          762,303        945,949
Accumulation units redeemed and
  transferred to other funding options .     (18,926)       (54,011)        (73,789)    (2,989,798)        (267,627)      (273,217)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     383,981        402,907         593,125        545,666        2,954,078      2,459,402
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                                                            LARGE CAP GROWTH
                                          ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I             FUND - CLASS I
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   4,953,803      4,770,917       3,266,277      3,005,623          739,586         21,665
Accumulation units purchased and
  transferred from other funding options     655,349        996,088         450,838        603,775           15,362        739,518
Accumulation units redeemed and
  transferred to other funding options .    (429,676)      (813,202)       (391,176)      (343,121)         (78,000)       (21,597)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   5,179,476      4,953,803       3,325,939      3,266,277          676,948        739,586
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                               EAFE(R) EQUITY
                                              SMALL CAP GROWTH             INDEX FUND - CLASS A               SMALL CAP INDEX
                                               FUND - CLASS I                     SHARES                  FUND - CLASS A SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,231,117      1,304,908         343,279        201,899          579,830        686,482
Accumulation units purchased and
  transferred from other funding options     455,541        401,453              --        299,041           21,226        208,037
Accumulation units redeemed and
  transferred to other funding options .    (131,739)      (475,244)        (68,377)      (157,661)        (101,037)      (314,689)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,554,919      1,231,117         274,902        343,279          500,019        579,830
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                          SMITH BARNEY PREMIER             MULTIPLE DISCIPLINE
                                           SMITH BARNEY DIVIDEND           SELECTIONS ALL CAP              PORTFOLIO - ALL CAP
                                            STRATEGY PORTFOLIO              GROWTH PORTFOLIO                 GROWTH AND VALUE
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     161,905        151,800         166,309        162,585        2,466,287        741,851
Accumulation units purchased and
  transferred from other funding options     175,924         24,963         172,453         50,509        7,905,919      1,797,850
Accumulation units redeemed and
  transferred to other funding options .     (10,182)       (14,858)        (74,180)       (46,785)        (398,756)       (73,414)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     327,647        161,905         264,582        166,309        9,973,450      2,466,287
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                            MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE
                                           PORTFOLIO - BALANCED            PORTFOLIO - GLOBAL            PORTFOLIO - LARGE CAP
                                         ALL CAP GROWTH AND VALUE       ALL CAP GROWTH AND VALUE            GROWTH AND VALUE
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,237,999         74,217         232,823        163,663          355,633        147,679
Accumulation units purchased and
  transferred from other funding options   6,225,097      1,187,854       1,738,846         85,418          524,840        235,362
Accumulation units redeemed and
  transferred to other funding options .    (675,377)       (24,072)        (19,167)       (16,258)         (37,783)       (27,408)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   6,787,719      1,237,999       1,952,502        232,823          842,690        355,633
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                          CONVERTIBLE SECURITIES           DISCIPLINED MID CAP
                                                 PORTFOLIO                   STOCK PORTFOLIO             EQUITY INCOME PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,998,206      1,172,901         920,279        866,995        5,966,480      4,821,616
Accumulation units purchased and
  transferred from other funding options      54,764      1,048,168         137,782        319,119        1,069,904      1,977,896
Accumulation units redeemed and
  transferred to other funding options .    (147,321)      (222,863)        (98,979)      (265,835)        (663,063)      (833,032)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,905,649      1,998,206         959,082        920,279        6,373,321      5,966,480
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                              FEDERATED HIGH
                                              YIELD PORTFOLIO            FEDERATED STOCK PORTFOLIO          LARGE CAP PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   2,386,986      1,113,209         674,539        562,453        1,682,516      1,104,333
Accumulation units purchased and
  transferred from other funding options     414,446      1,482,253          23,864        227,479          149,939        726,571
Accumulation units redeemed and
  transferred to other funding options .    (618,823)      (208,476)        (55,120)      (115,393)        (120,622)      (148,388)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,182,609      2,386,986         643,283        674,539        1,711,833      1,682,516
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            LAZARD INTERNATIONAL            MERRILL LYNCH LARGE                MFS EMERGING
                                              STOCK PORTFOLIO               CAP CORE PORTFOLIO               GROWTH PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     810,601        358,932         822,074        783,013        1,371,107      1,395,896
Accumulation units purchased and
  transferred from other funding options     604,258        806,345         183,018        440,398          213,570        235,699
Accumulation units redeemed and
  transferred to other funding options .    (104,322)      (354,676)        (30,675)      (401,337)        (244,691)      (260,488)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,310,537        810,601         974,417        822,074        1,339,986      1,371,107
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                MFS MID CAP
                                              GROWTH PORTFOLIO              MFS VALUE PORTFOLIO           PIONEER FUND PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   2,600,938      1,786,283              --             --           14,260             --
Accumulation units purchased and
  transferred from other funding options     178,490      1,050,247         210,969             --          219,574         14,260
Accumulation units redeemed and
  transferred to other funding options .    (240,227)      (235,592)             --             --              (21)            --
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,539,201      2,600,938         210,969             --          233,813         14,260
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                             SOCIAL AWARENESS               TRAVELERS QUALITY                U.S. GOVERNMENT
                                              STOCK PORTFOLIO                BOND PORTFOLIO               SECURITIES PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...          --             --       5,209,409      4,597,139               --             --
Accumulation units purchased and
  transferred from other funding options      23,686             --         408,410      1,663,400           86,824             --
Accumulation units redeemed and
  transferred to other funding options .          --             --      (1,161,534)    (1,051,130)            (384)            --
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........      23,686             --       4,456,285      5,209,409           86,440             --
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                 AIM CAPITAL                                                 PIONEER STRATEGIC
                                           APPRECIATION PORTFOLIO       MFS TOTAL RETURN PORTFOLIO           INCOME PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,462,483        967,543      11,212,650      8,049,603          287,954        289,202
Accumulation units purchased and
  transferred from other funding options     302,891        523,595       3,930,640      4,030,980          945,930         20,717
Accumulation units redeemed and
  transferred to other funding options .     (75,662)       (28,655)     (1,194,574)      (867,933)         (14,649)       (21,965)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,689,712      1,462,483      13,948,716     11,212,650        1,219,235        287,954
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                             SB ADJUSTABLE RATE
                                             INCOME PORTFOLIO -           SMITH BARNEY AGGRESSIVE            SMITH BARNEY HIGH
                                               CLASS I SHARES                GROWTH PORTFOLIO                INCOME PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...      15,853             --       4,858,107      4,552,891        1,871,952        813,139
Accumulation units purchased and
  transferred from other funding options     705,870         15,903       2,647,246        963,256        1,233,712      1,399,641
Accumulation units redeemed and
  transferred to other funding options .    (182,438)           (50)       (344,536)      (658,040)        (320,496)      (340,828)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     539,285         15,853       7,160,817      4,858,107        2,785,168      1,871,952
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                              SMITH BARNEY                 SMITH BARNEY LARGE
                                         SMITH BARNEY INTERNATIONAL           LARGE CAP VALUE             CAPITALIZATION GROWTH
                                          ALL CAP GROWTH PORTFOLIO              PORTFOLIO                       PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
3Accumulation units beginning of year ..      326,372        462,865       1,299,352      1,605,109        2,915,048      2,788,946
Accumulation units purchased and
  transferred from other funding options     183,142        164,589          11,331         35,505          923,815        691,469
Accumulation units redeemed and
  transferred to other funding options .     (41,457)      (301,082)       (123,391)      (341,262)        (250,686)      (565,367)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     468,057        326,372       1,187,292      1,299,352        3,588,177      2,915,048
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                              SMITH BARNEY
                                                SMITH BARNEY                   MONEY MARKET                  STRATEGIC EQUITY
                                           MID CAP CORE PORTFOLIO               PORTFOLIO                        PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,672,055      1,774,191       2,430,953      3,914,115        4,514,336      3,365,142
Accumulation units purchased and
  transferred from other funding options     496,928        276,787       4,294,591      1,189,432          128,751      1,420,058
Accumulation units redeemed and
  transferred to other funding options .    (151,936)      (378,923)     (2,869,745)    (2,672,594)        (489,045)      (270,864)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,017,047      1,672,055       3,855,799      2,430,953        4,154,042      4,514,336
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                             TRAVELERS MANAGED                 VAN KAMPEN                 COMSTOCK PORTFOLIO -
                                             INCOME PORTFOLIO             ENTERPRISE PORTFOLIO              CLASS II SHARES
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...   1,589,973      1,264,513         174,485        157,946          710,968        639,367
Accumulation units purchased and
  transferred from other funding options   1,098,125        527,758           1,839         18,122          234,468        262,921
Accumulation units redeemed and
  transferred to other funding options .    (463,214)      (202,298)        (10,482)        (1,583)         (86,223)      (191,320)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   2,224,884      1,589,973         165,842        174,485          859,213        710,968
                                         ===========    ===========     ===========    ===========      ===========    ===========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                              SMITH BARNEY
                                              EMERGING GROWTH             ENTERPRISE PORTFOLIO -             SMALL CAP GROWTH
                                         PORTFOLIO - CLASS I SHARES          CLASS II SHARES             OPPORTUNITIES PORTFOLIO
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     841,009        848,246          31,707         14,996          357,047        298,617
Accumulation units purchased and
  transferred from other funding options     165,853         27,694           3,646         20,385          237,814         78,646
Accumulation units redeemed and
  transferred to other funding options .    (132,284)       (34,931)         (7,451)        (3,674)         (33,014)       (20,216)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........     874,578        841,009          27,902         31,707          561,847        357,047
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                                                                                             DYNAMIC CAPITAL
                                          CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -        APPRECIATION PORTFOLIO -
                                              SERVICE CLASS                  SERVICE CLASS 2                 SERVICE CLASS 2
                                         --------------------------     --------------------------      --------------------------
                                            2004           2003            2004           2003             2004           2003
                                            ----           ----            ----           ----             ----           ----
Accumulation units beginning of year ...     794,581        486,375       2,727,383      2,499,419          282,134        132,887
Accumulation units purchased and
  transferred from other funding options   1,278,941        325,476         262,431        821,592            2,110        151,043
Accumulation units redeemed and
  transferred to other funding options .     (92,088)       (17,270)       (440,539)      (593,628)         (10,318)        (1,796)
                                         -----------    -----------     -----------    -----------      -----------    -----------
Accumulation units end of year .........   1,981,434        794,581       2,549,275      2,727,383          273,926        282,134
                                         ===========    ===========     ===========    ===========      ===========    ===========

                                            MID CAP PORTFOLIO -
                                              SERVICE CLASS 2                   COMBINED
                                         --------------------------     --------------------------
                                            2004           2003            2004           2003
                                            ----           ----            ----           ----
Accumulation units beginning of year ...   1,218,402        891,384     522,363,954    485,695,642
Accumulation units purchased and
  transferred from other funding options   1,106,208        568,201     139,262,497     88,147,011
Accumulation units redeemed and
  transferred to other funding options .    (113,368)      (241,183)    (42,140,063)   (51,478,699)
                                         -----------    -----------     -----------    -----------
Accumulation units end of year .........   2,211,242      1,218,402     619,486,388    522,363,954
                                         ===========    ===========     ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable  Annuity  Contracts of The Travelers Fund BD III for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD III for Variable Annuities as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD III for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD III for Variable Annuities or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD III for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charge and expemses.


FNDBDIII (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                                  INDEX ANNUITY
                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA
                           PROTECTED EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-12682S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     Statement of Assets and Liabilities as of December 31, 2004
     Statement of Operations for the year ended December 31, 2004
     Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
     Statement of Investments as of December 31, 2004
     Notes to Financial Statements

     The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

     Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
     Consolidated Balance Sheets as of December 31, 2004 and 2003
     Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
     Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
     Notes to Consolidated Financial Statements

(b)  Exhibits

     EXHIBIT
      NUMBER   DESCRIPTION
     --------  -----------------------------------------------------------------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

       2.      Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b).   Specimen Selling Agreement. (Incorporated herein by reference to
               Exhibit 3(b) to Post Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4.      Variable Annuity Contract. (Incorporated herein by reference to
               Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement filed October 10, 2001.)

       5. Application. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed August 12, 1997.)

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

       6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective

               Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1 to the Registration Statement filed October 10, 2001.)

       10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

       11.     Not applicable.

       12.     Not applicable.

       15(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 13, 2000.)

       15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-File No. 333-70657, filed February 26, 2001.)

       15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-File No. 333-27689, filed April 6, 2001.)

       15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-File No. 333-27689, filed April 19, 2002.)

       15(e). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-70657, filed January 21, 2005.)

       15(f). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-70657, filed January 21, 2005.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITIONS AND OFFICES
BUSINESS ADDRESS                  WITH INSURANCE COMPANY
-------------------------------   -------------------------------------------------------------------
George C. Kokulis                 Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey                   Director, Senior Executive Vice President, Chief Financial Officer,
                                  Chief Accounting Officer

Kathleen L. Preston               Director and Executive Vice President

Edward W. Cassidy                 Director and Executive Vice President

Brendan M. Lynch                  Executive Vice President

David P. Marks                    Executive Vice President and Chief Investment Officer

Winnifred Grimaldi                Senior Vice President

Marla Berman Lewitus              Director, Senior Vice President and General Counsel

William P. Krivoshik              Director, Senior Vice President and Chief Information Officer

David A. Golino                   Vice President and Controller

Donald R. Munson, Jr.             Vice President

Mark Remington                    Vice President

Tim W. Still                      Vice President

Bennett Kleinberg                 Vice President

Dawn Fredette                     Vice President

George E. Eknaian                 Vice President and Chief Actuary

Linn K. Richardson                Second Vice President and Actuary

Paul Weissman                     Second Vice President and Actuary

Ernest J.Wright                   Vice President and Secretary

Kathleen A. McGah                 Assistant Secretary and Deputy General Counsel

Principal Business Address:

*    The Travelers Insurance Company
     One Cityplace
     Hartford, CT 06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 1,995 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a)  Travelers Distribution LLC
     One Cityplace
     Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)  NAME AND PRINCIPAL       POSITIONS AND OFFICES
     BUSINESS ADDRESS         WITH UNDERWRITER
     ----------------------   ------------------------------------------------------------------------
     Kathleen L. Preston      Board of Manager

     Glenn D. Lammey          Board of Manager

     William F. Scully III    Board of Manager

     Donald R. Munson, Jr.    Board of Manager, President, Chief Executive Officer and Chief Operating
                              Officer

     Tim W. Still             Vice President

     Anthony Cocolla          Vice President

     John M. Laverty          Treasurer and Chief Financial Officer

     Stephen E. Abbey         Chief Compliance Officer

     Alison K. George         Director and Chief Advertising Compliance Officer

     Stephen T. Mullin        Chief Compliance Officer

     Ernest J. Wright         Secretary

     Kathleen A. McGah        Assistant Secretary

     William D. Wilcox        Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)  Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 21st day of April, 2005.

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st day of April, 2005.

*GEORGE C. KOKULIS                   Director, President and Chief Executive
-------------------------------      Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                     Director, Chief Financial Officer, Chief
-------------------------------      Accounting Officer (Principal Financial
(Glenn D. Lammey)                    Officer)

*MARLA BERMAN LEWITUS                Director, Senior Vice President and
-------------------------------      General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                 Director and Executive Vice President
-------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                   Director and Executive Vice President
-------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                Director, Senior Vice President and
-------------------------------      Chief Information Officer
(William P. Krivoshik)

*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------------------------------------------------------------
    10.        Consent of KPMG LLP, Independent Registered Public Accounting
               Firm